As filed with the Securities and Exchange Commission on June 29, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08261

                              MEMBERS Mutual Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                         Margaret Gallardo-Cortez, Esq.
               Assistant Vice President, Associate General Counsel
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2415

                       -----------------------------------

Date of Fiscal Year End:     October 31, 2003

Date of Reporting Period:    November 1, 2003 - April 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 on June 29, 2004 appears beginning on the following page.

                                SEMIANNUAL REPORT

                                 APRIL 30, 2004

                         INVEST WHERE YOU
                                BELONG.

[GRAPHICS OF SEMIANNUAL REPORT]

                                                           [LOGO OF MEMBERS]
                                                             MUTUAL FUNDS

                     THE MEMBERS(R) MUTUAL FUNDS DIFFERENCE

Today's financial world suffers no shortage of mutual funds, and they're all vying for your attention. Some fund companies tout their long history or well-known name. Others tantalize with the latest investment trends and the hottest stocks. So where should an investor turn? Who should you trust with your financial future?

We suggest MEMBERS Mutual Funds, a diverse family of mutual funds with an important distinction: It is designed by financial management professionals located at credit unions across the nation, specifically for credit union members. The funds are distributed by CUNA Brokerage Services, Inc., and are managed by MEMBERS Capital Advisors, Inc. the registered investment advisor affiliate of CUNA Mutual Group, a family of companies owned by and dedicated to America's credit unions and their members. Currently, MEMBERS Capital Advisors manages $12 billion in investments for credit union members, employees and the credit union system.

Just as credit unions are different from banks, the MEMBERS Mutual Funds family is unlike the typical fund family. We share many of the philosophies you've come to appreciate in the credit union movement: we focus on providing good value, superior service and investor education. We avoid slick hype and silly fads. Our staff of investment management professionals is straightforward and highly experienced in the investment field. Here you'll be treated like a valued member, with a company where you can feel like you truly belong.

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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS ...................................................    2

SUMMARY OF U.S. ECONOMIC AND FINANCIAL MARKET CONDITIONS .................    3

FUND PERFORMANCE REVIEWS
         Bond Fund .......................................................    4
         High Income Fund ................................................    6
         Balanced Fund ...................................................    8
         Growth and Income Fund ..........................................   10
         Capital Appreciation Fund .......................................   12
         Mid-Cap Fund ....................................................   14
         Multi-Cap Growth Fund ...........................................   16
         International Stock Fund ........................................   18

PORTFOLIOS OF INVESTMENTS
         Cash Reserves Fund ..............................................   20
         Bond Fund .......................................................   21
         High Income Fund ................................................   24
         Balanced Fund ...................................................   33
         Growth and Income Fund ..........................................   37
         Capital Appreciation Fund .......................................   39
         Mid-Cap Fund ....................................................   41
         Multi-Cap Growth Fund ...........................................   43
         International Stock Fund ........................................   45

FINANCIAL STATEMENTS
         Statements of Assets and Liabilities ............................   50
         Statements of Operations ........................................   52
         Statements of Changes in Net Assets .............................   54
         Financial Highlights ............................................   58

NOTES TO FINANCIAL STATEMENTS ............................................   67

OTHER INFORMATION ........................................................   74

TRUSTEES AND OFFICERS ....................................................   75

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SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

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   2                          LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

         Dear Fellow Shareholder:

         Six months ago as MEMBERS Funds' current fiscal year began, the primary question in the collective mind of U.S. investors seemed to be, "How good can this economy and market get?" As the first half of the fiscal year drew to a close on April 30, the question appears to have become, "How bad can this economy and market get?"

         Still, an objective appraisal of this six-month period would have to be quite favorable. GDP grew at a solid 4% annual rate. Corporate profits advanced at five times that pace with a majority of companies reporting earnings that exceeded investors' already heady expectations. Bonds benefited as interest rates trended down for the first four months of the period. They turned back up suddenly in mid-March, however, as employment and inflation numbers began to show the kinds of increases that could compel the Federal Reserve to finally start tightening credit.

         Although both bonds and stocks in the U.S. and internationally provided overall returns for this period that were above their long-term averages, those returns were lower than in the exceptionally favorable prior year. And, they were more erratic, reflecting the changing domestic and international economic situations as well as the din of national and world politics, terrorism, and war. By the close of the period, investors were having a difficult time maintaining a favorable near-term outlook.

         Each of the Funds provided nicely positive returns in this environment, most exceeding their representative market and/or peer averages. Information regarding each fund's returns and the sources of those returns is provided in the body of this report.

         As we look ahead, we share the current concerns of many investors regarding the likelihood of rising interest rates, tightening monetary and fiscal policy, stubbornly high energy prices and a continued distressing national and world political backdrop. But we also maintain our confidence in expectations for U.S. and international securities over the long-term, believing strongly that mere population growth, supplemented with technological advance, provides a solid foundation for continued economic growth.

         So, in spite of the near-term concerns, we encourage long-term investors to maintain and maybe even accelerate their investment accumulation programs in the months immediately ahead. Times like these can be particularly advantageous for patient investors who are willing and able to take such a contrary approach in their investing.

         We thank you for your confidence and trust, and remain committed to your long-term investment success.

         Sincerely,

         /s/ Lawrence R. Halverson

         Lawrence R. Halverson
         President

                      (Not part of the Semiannual Report.)

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS

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            SUMMARY OF U.S. ECONOMIC AND FINANCIAL MARKET CONDITIONS         3
--------------------------------------------------------------------------------

U.S. ECONOMY

The U.S. economy grew strongly in the six-month period ended April 30, 2004. Stimulative monetary policy, a tax refund, and growing consumer confidence led to a surge in durable-goods purchases in mid-summer, that persisted into fall and winter. The housing market and residential construction continued to benefit from low mortgage rates, boosting economic activity in many other areas of the economy. Corporations began to capitalize on their shored-up balance sheets, rising profits, and a low cost of capital, and finally began to increase their capital investment after a multi-year slump. Federal government spending, particularly on national security, also fostered economic growth.

Despite rising energy prices, inflationary pressures generally remained modest during the period. Improving productivity helped to keep unit labor costs low, and companies had difficulty passing on increases in energy and raw-material prices on to consumers due to the highly competitive business environment. The labor market stabilized, and signs of significant improvement began to appear late in the period as new hirings out-paced job losses by a wide margin for the first time in several years.

U.S. STOCKS

U.S. stocks rose moderately over the period. The first four months saw a continuation of the powerful rally that began just before the commencement of hostilities in the Iraq war last spring. Corporate profits were rising rapidly, and low interest rates encouraged market participants to increase their allocations to equities. During the last two months of the period, however, a slight uptick in inflation and marked improvement in the labor market caused market participants to begin to "price in" or anticipate a campaign of monetary tightening by the Fed. This affected the prices of speculative shares in particular, as market participants began to rotate into energy stocks and more defensive areas that have out-performed in past Fed tightening cycles. Tensions in Iraq, indications that the Chinese government was attempting to slow down China's red-hot economy, and the relentless upward march of oil and gasoline prices also dampened investor sentiment in March and April.

U.S. BONDS

U.S. bonds posted modest returns until bond market participants caught wind of the same developments that halted the long rally in stocks in mid-March. Anxieties about a Fed tightening campaign gripped fixed income markets and led to a sharp sell-off characterized by unusually high volatility. Price declines were widespread across the government, agency, municipal, and corporate sectors. Some observers had predicted that high-yield corporate bonds would prove relatively immune to the impact of anticipated rises in interest rates, thanks to improving trends in corporate profitability and balance-sheet health. However, the high-yield sector also experienced a significant sell-off, erasing some of the gains of its extended seventeen-month rally.

INTERNATIONAL ECONOMIES AND FINANCIAL MARKETS

International economies benefited from robust global growth during the period. The large, fast-growing Chinese economy spurred a very substantial increase in demand for raw materials, energy, and industrial machinery. Emerging Asia, commodity-based economies such as Australia and Russia, and Japan all benefited from Chinese demand and posted growth numbers that surprised economists. Europe lagged behind, growing at a relatively anemic pace as a weaker U.S. dollar cut into the demand for European exports and the euro-zone economies faced the difficult prospect of integrating new Eastern European economies into the European economic community.

Developing-markets stocks led returns of international stocks early in the period as investors focused on the potential of emerging Asia and the prospect for continued demand growth from China. In developed markets, Japan out-performed Europe, and smaller stocks out-performed larger stocks. As in U.S. financial markets, riskier areas led the way in the first four months of the period, but emerging-markets stocks in particular either plateaued or fell as soon as global equity market participants began to ratchet down their exposure to more speculative stocks in anticipation of rising interest rates. Concerns about whether China would experience a hard or soft landing also became widespread as the period ended.

                      (Not part of the Semiannual Report.)

-------------------------------------------------------------  [LOGO OF MEMBERS]
                                                                  MUTUAL FUNDS

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   4                         FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

----------------------------------  BOND FUND  ---------------------------------

INVESTMENT OBJECTIVE
The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.

PORTFOLIO MANAGEMENT
The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES
To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. Under normal circumstances, the Fund invests at least 80% of its assets in such securities. The Fund may invest in the following instruments:

o CORPORATE DEBT SECURITIES: securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories;

o U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

o FOREIGN GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories; and

o NON-RATED DEBT SECURITIES: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by the Fund's investment adviser to have an investment quality equivalent to the four highest categories.

The MEMBERS Bond Fund (Class A shares at net asset value) returned 0.55% during the six-month period ended April 30, 2004, underperforming the Lehman Brothers Intermediate Government/Credit Bond Index, which returned 1.07%. The Fund also under-performed the Lipper Intermediate Investment Grade Fund Index of similar funds, which returned 1.33%.

The Fund's under-performance can primarily be attributed to its conservative posture with regard to duration, or interest-rate sensitivity, and credit quality versus indexes and peers. The Fund also has historically attempted to minimize interest-rate and credit risk. This has held back performance during bull markets for fixed-income securities. Management has been gradually and modestly extending duration with the intent to better align the Fund with its peer funds, which could increase both absolute returns and interest-rate risk going forward. Management believes that a rising-rate environment is a good time to extend duration, as, in its view, market participants tend to "over-discount" the magnitude of Fed policy shifts, undervaluing intermediate-term bonds and offering attractive purchase opportunities. The Fund's basic strategy, however, has not changed. It is still being managed with the goal of providing current income and more price-stable diversification for an investor's portfolio that contains stocks or stock mutual funds.

Effective June 30, 2004, the Merrill Lynch U.S. Domestic Master Index was adopted as the representative market index of the MEMBERS Bond Fund, replacing the Lehman Brothers Intermediate Government/Credit Bond Index. The Merrill Lynch U.S. Domestic Master Index better represents the overall U.S. bond market and is more consistent with the Fund's investment objectives, philosophy and process. Also, our analysis of the Bond Fund's representative Morningstar peer group (Intermediate Term Bond Funds) shows a higher correlation with the Merrill Lynch U.S. Domestic Master Index than with the Lehman Brothers Intermediate Government/Credit Bond Index. The Fund's investment objective has not changed, nor have the investment philosophies and strategies with which the Fund is managed.

MEMBERS Capital Advisors' Fixed-Income Portfolio Management Team--Advisor

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

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                             FUND PERFORMANCE REVIEW                         5
--------------------------------------------------------------------------------

----------------------------------  BOND FUND  ---------------------------------

       BOND FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION[delta]

  [CHART OF BOND FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION[delta]]

                                    12/29/97 Inception   4/30/1998  10/31/1998   4/30/1999  10/31/1999   4/30/2000   10/31/2000
                                    ------------------   ---------  ----------   ---------  ----------   ---------   ----------
MMF Bond A                                 9,525           9,654      10,104       10,252      10,266      10,372      10,768
MMF Bond B                                10,000           9,667      10,086       10,195      10,235      10,372      10,721
Merrill Lynch U.S. Domestic
  Master Index                            10,000          10,219      10,803       10,870      10,840      11,005      11,634
Lehm Int/Gov Credit IX                    10,000          10,226      10,820       10,650      10,927      11,042      11,631

                                        4/30/2001       10/31/2001  4/30/2002   10/31/2002   4/30/2003  10/31/2003   4/30/2004
                                        ---------       ----------  ---------   ----------   ---------  ----------   ---------
MMF Bond A                                11,338          12,175      12,095       12,688      13,174      13,132      13,204
MMF Bond B                                11,418          12,225      12,286       12,852      13,184      13,091      13,214
Merrill Lynch U.S. Domestic
  Master Index                            12,350          13,331      13,311       14,129      14,739      14,825      15,012
Lehm Int/Gov Credit IX                    12,382          13,289      13,269       14,074      14,703      14,839      14,995

                                  [END CHART]

[delta] This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, index returns do not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

          BOND FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

  [PIE CHART OF BOND FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS]

Mortgage Backed                                              33%
Corporate Notes and Bonds                                    29%
U.S. Government and Agency Obligations                       27%
Commercial Mortgage Backed                                    5%
Asset Backed                                                  3%
Cash & Other Net Assets                                       2%
Private Label Mortgage Backed                                 1%

                                 [END PIE CHART]

--------------------------------------------------------------------------------
      MEMBERS BOND FUND AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2004

                                              % Return Without Sales Charge                   % Return After Sales Charge***
                                                                          Since                                            Since
                                                                        Inception                                        Inception
                                        1 Year    3 Years    5 Years     [dagger]        1 Year    3 Years    5 Years     [dagger]
                                        ------    -------    -------    ---------        ------    -------    -------    ---------
Class A Shares*                          0.22%     5.21%      5.19%        5.29%         -4.57%     3.51%      4.17%        4.48%
Class B Shares**                        -0.52      4.40       4.39         4.49          -4.86      3.32       4.05         4.49
Lipper Intermediate Investment
   Grade Bond Fund Index                 2.45      6.41       6.25         6.16             --        --         --           --
Merrill Lynch U.S. Domestic
   Master Index                          1.85      1.72       6.66         6.62             --        --         --           --
Lehman Brothers Intermediate
   Government/Credit Bond Index          2.03      6.60       6.64         6.60             --        --         --           --

       *  Maximum Sales Charge is 4.75% for A Shares.
      ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
     ***  Assuming Maximum Applicable Sales Charge.
[dagger]  Fund commenced operations on December 29, 1997.
--------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

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   6                         FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

------------------------------  HIGH INCOME FUND  ------------------------------

INVESTMENT OBJECTIVE
The High Income Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

PORTFOLIO MANAGEMENT
The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers, which may use one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this Fund. Massachusetts Financial Services Company ("MFS") is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the Fund.

PRINCIPAL INVESTMENT STRATEGIES
The High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The Fund may invest in mortgage-backed securities.

The early part of the six-month period ended April 30, 2004 was highlighted by a continuation of a period of declining interest rates, rising bond prices, and solid returns for investors in high-yield bonds. Several factors contributed to these conditions. Economic indicators showed that inflation was well contained while job growth remained weak. Although other economic indicators showed that the U.S. economy was improving, many investors were concerned that consumer spending might falter because laid-off workers were not finding new jobs. However, the bond market began to change rapidly toward the end of the period, following a string of strong economic numbers and reports in March and April of rapid improvement in the U.S. employment market. Improving economic indicators and better employment numbers set the stage for rising interest rates and declining prices for bonds.

Strength in the high-yield market during 2003 carried over into early 2004, with the riskiest bonds generally showing the best performance. The Fund's subadvisor had been selectively increasing the exposure to riskier holdings in sectors such as telecommunications and utilities as fundamentals showed signs of continued improvement. However, the portfolio's more defensive orientation weighed negatively on performance during the first half of the period. Market performance became more fairly distributed across quality tiers as the period drew to a close, and the Fund's more defensive positioning contributed positively to performance.

For the six-month period, the High Income Fund (Class A shares at net asset value) underperformed, posting a total return of 4.15% versus 5.53% for the Lehman Brothers High Yield Bond Index and 5.28% for the Lipper High Yield Bond Fund Index.

The Fund's overweight exposure to the media sector provided stability to the portfolio. Charter Communications was one notable contributor during the period. Additionally, exposure to commodity chemicals firms, such as IMC Global and Huntsman, contributed positively to performance. This contribution could be attributed to improving fundamentals and to increased merger and acquisitions activity in the chemical industry. IMC Global, for example, reportedly is being acquired by a subsidiary of Cargill, and that drove up the prices of its bonds. Market performance turned mixed later in the period and exposure to some of the riskier segments of the high-yield market, such as wireless and wire-line telecommunications securities, negatively impacted portfolio performance.

Despite the recent short-term volatility, the subadvisor remains focused on seeking credit issuers with improving fundamentals and on avoiding excessive risk.

MEMBERS Capital Advisors' Fixed-Income Portfolio Management Team--Advisor Massachusetts Financial Services Company--Subadvisor

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

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                             FUND PERFORMANCE REVIEW                         7
--------------------------------------------------------------------------------

------------------------------  HIGH INCOME FUND  ------------------------------

    HIGH INCOME FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION[delta]

          [CHART OF HIGH INCOME FUND CUMULATIVE PERFORMANCE OF $10,000
                             SINCE INCEPTION[delta]]

                                          12/29/97 Inception  4/30/1998   10/31/1998  4/30/1999  10/31/1999  4/30/2000  10/31/2000
                                          ------------------  ---------   ----------  ---------  ----------  ---------  ----------
MMF High Income A                                9,525           9,799       8,974      10,171      9,843      10,085      9,763
MMF High Income B                               10,000           9,800       8,962      10,091      9,805      10,114      9,698
Lehman Brothers High Yield Bond IX              10,000          10,398       9,790      10,444     10,215      10,223     10,050

                                              4/30/2001       10/31/2001  4/30/2002  10/31/2002  4/30/2003  10/31/2003  4/30/2004
                                              ---------       ----------  ---------  ----------  ---------  ----------  ---------
MMF High Income A                                9,992           9,574       10,054     9,606      10,902      11,630     12,113
MMF High Income B                               10,001           9,571       10,223     9,745      10,947      11,617     12,145
Lehman Brothers High Yield Bond IX              10,334          10,035       10,701     9,484      11,642      12,687     13,388

                                  [END CHART]

[delta] This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, index returns do not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

      HIGH INCOME FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

         [PIE CHART OF HIGH INCOME FUND DIVERSIFICATION OF INVESTMENTS
                             AMONG MARKET SECTORS]

Other Sectors                                                26%
Energy                                                       12%
Cash and Other Net Assets                                     8%
Media                                                         8%
Basic Materials                                               7%
Telecommunications                                            7%
Communications                                                6%
Industrials                                                   6%
Recreation                                                    6%
Containers & Packaging                                        5%
Health Care Services                                          3%
Pipeline                                                      3%
Retail                                                        3%

                                 [END PIE CHART]

--------------------------------------------------------------------------------
  MEMBERS HIGH INCOME FUND AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2004

                                              % Return Without Sales Charge                   % Return After Sales Charge***
                                                                          Since                                            Since
                                                                        Inception                                        Inception
                                        1 Year    3 Years    5 Years     [dagger]        1 Year    3 Years    5 Years     [dagger]
                                        ------    -------    -------    ---------        ------    -------    -------    ---------
Class A Shares*                         11.11%     6.63%      3.56%        3.87%          5.78%     4.92%      2.56%        3.07%
Class B Shares**                        10.24      5.87       2.82         3.11           5.74      4.87       2.54         3.11
Lipper High Yield Bond Fund Index       15.22      6.69       2.07         2.56             --        --         --           --
Lehman Brothers High Yield Bond Index   15.00      9.01       4.79         4.71             --        --         --           --

       *  Maximum Sales Charge is 4.75% for A Shares.
      ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
     ***  Assuming Maximum Applicable Sales Charge.
[dagger]  Fund commenced operations on December 29, 1997.
--------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

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   8                         FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

--------------------------------  BALANCED FUND  -------------------------------

INVESTMENT OBJECTIVE
The Balanced Fund seeks a high total return through the combination of income and capital appreciation.

PORTFOLIO MANAGEMENT
The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES
The Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The Fund employs regular rebalancing to maintain a relatively static asset allocation. Stock, bond and cash components will vary, however, reflecting the relative availability of attractively priced stocks and bonds. Generally, however, common stocks will constitute 50% to 70% of the Fund's assets, bonds will constitute 25% to 50% of the Fund's assets and money market instruments may constitute up to 25% of the Fund's assets. The Balanced Fund will invest in the same types of equity securities in which the Capital Appreciation Fund and Growth and Income Fund invest, the same type of bonds in which the Bond Fund invests, and the same types of money market instruments in which the Cash Reserves Fund invests.

The Balanced Fund (Class A shares at net asset value) returned 4.14% during the six-month period ended April 30, 2004, out-performing the Blended Synthetic Index, a representative index of stocks, bonds, and money-market instruments, which returned 3.31%. The Fund under-performed the Lipper Balanced Fund Index, a representative index of its peer funds, which returned 4.74%.

The Fund out-performed the Blended Synthetic Index primarily due to its lower holdings of cash, which under-performed during the period as the Fed continued to hold short-term interest rates low. The Fund trailed its peers primarily because of its higher weighting in bonds, since stocks out-performed investment-grade bonds during the period. Performance of the stock component of the Fund was positively affected by an overweight in the energy sector versus the S&P 500 Index. Performance was hurt by stock selection in the health care sector, where holdings Applied Biosystems and Wyeth lagged behind the overall performance of the sector. Performance was helped by stock selection in the financials sector, as Allstate, American International Group, and Prudential Financial benefited as investors rotated to more diverse, larger financial enterprises, apparently anticipating that they will weather a rising-rate environment more easily. Stock selection in the information technology sector was also a positive contributor to performance, as Autodesk rose after posting strong earnings and Motorola gained market share in the highly-competitive market for cellular telephones.

The Balanced Fund's generally conservative approach led to under-performance versus the typical balanced fund. Management currently intends to gradually and moderately increase the Fund's allocation to equities for strategic reasons, although it generally will maintain a conservative posture in regard to security selection in both equity and fixed-income markets.

Effective June 30, 2004, the Balanced Fund's representative market index is being changed from a single, fixed blend of the Standard & Poor's 500 Index (45%), the Lehman Brothers Intermediate Government/Credit Bond Index (40%), and 90-day U.S. Treasury bills (15%) to two separate indexes--the Russell 1000(R) Index and the Merrill Lynch U.S. Domestic Master Index. These indexes will better reflect the types of stocks and bonds typically held by the Fund as described in the prospectus. The separate presentation of the two indexes will better reflect the manager's ability to vary the Fund's relative weightings in stocks and bonds over time. The Fund's investment objective has not changed, nor have the investment philosophies and strategies with which the Fund is managed.

MEMBERS Capital Advisors' Common Stock and Fixed-Income Portfolio Management Teams--Advisor

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                             FUND PERFORMANCE REVIEW                         9
--------------------------------------------------------------------------------

--------------------------------  BALANCED FUND  -------------------------------

     BALANCED FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION[delta]

            [CHART OF BALANCED FUND CUMULATIVE PERFORMANCE OF $10,000
                             SINCE INCEPTION[delta]]

                                          12/29/97 Inception  4/30/1998  10/31/1998  4/30/1999  10/31/1999  4/30/2000  10/31/2000
                                          ------------------  ---------  ----------  ---------  ----------  ---------  ----------
MMF Balanced A                                   9,425          10,281       10,266     11,736     11,866      12,653     12,893
MMF Balanced B                                  10,000          10,432       10,374     11,420     11,922      12,852     13,053
Merrill Lynch U.S. Domestic Master Index        10,000          10,219       10,803     10,870     10,840      11,005     11,634
Russell 1000 Index                              10,000          11,872       11,656     14,283     14,638      16,061     15,965
Synthetic Index                                 10,000          10,872       11,196     11,707     12,017      12,724     13,383

                                              4/30/2001       10/31/2001  4/30/2002  10/31/2002  4/30/2003  10/31/2003  4/30/2004
                                              ---------       ----------  ---------  ----------  ---------  ----------  ---------
MMF Balanced A                                  12,579          11,792       11,993     10,897     11,228      12,284     12,792
MMF Balanced B                                  12,728          11,867       12,329     11,161     11,357      12,385     12,952
Merrill Lynch U.S. Domestic Master Index        12,350          13,331       13,311     14,129     14,739      14,825     15,012
Russell 1000 Index                              13,867          11,808       12,206     10,083     10,562      12,333     13,087
Synthetic Index                                 13,054          13,680       12,735     12,063     12,554      13,479     13,926

                                   [END CHART]

[delta] This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, index returns do not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

        BALANCED FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

[PIE CHART OF BALANCED FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS]

Common Stocks                                                59%
Mortgage Backed                                              12%
U.S. Government and Agency Obligations                       12%
Corporate Notes & Bonds                                      11%
Cash and Other Net Assets                                     3%
Asset Backed                                                  1%
Commercial Mortgage Backed                                    1%
Private Label Mortgage Backed                                 1%

                                 [END PIE CHART]

--------------------------------------------------------------------------------
    MEMBERS BALANCED FUND AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2004

                                              % Return Without Sales Charge                   % Return After Sales Charge***
                                                                          Since                                            Since
                                                                        Inception                                        Inception
                                        1 Year    3 Years    5 Years     [dagger]        1 Year    3 Years    5 Years     [dagger]
                                        ------    -------    -------    ---------        ------    -------    -------    ---------
Class A Shares*                         13.93%      0.56%      1.74%       4.94%          7.38%     -1.40%      0.53%       3.96%
Class B Shares**                        13.06      -0.19       0.98        4.17           8.56      -1.31       0.61        4.17
Lipper Balanced Fund Index              16.18       1.63       2.01        4.85             --         --         --          --
Russell 1000(R) Index                   23.90      -1.91      -1.73        4.34             --         --         --          --
Merrill Lynch U.S.
   Domestic Master Index                 1.85       6.72       6.66        6.62             --         --         --          --
Blended Synthetic Index                 10.93       2.18       2.45        5.98             --         --         --          --

       *  Maximum Sales Charge is 5.75% for A Shares.
      ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
     ***  Assuming Maximum Applicable Sales Charge.
[dagger]  Fund commenced operations on December 29, 1997.
--------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  10                         FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------------------------  GROWTH AND INCOME FUND  ---------------------------

INVESTMENT OBJECTIVE
The Growth and Income Fund seeks long-term capital growth with income as a secondary consideration.

PORTFOLIO MANAGEMENT
The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES
The Growth and Income Fund will focus on stocks of companies with financial and market strength and a long-term record of financial performance, and will, under normal market conditions, maintain at least 80% of its assets in such stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the Fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. The Fund generally follows what is known as a "value" approach which generally means that the managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors.

The Growth and Income Fund (Class A shares at net asset value) returned 7.19% during the six-month period ended April 30, 2004, out-performing the S&P 500 Index of large-capitalization stocks, which returned 6.27%. The Fund under-performed the Lipper Large-Cap Value Fund Index, which returned 8.01%.

The Fund's performance was helped by an overweight in the energy sector. Performance was also helped by stock selection in the financials sector, as Allstate, Prudential Financial, Berkshire Hathaway, and Bank of America all performed well as investors apparently favored the prospects for larger, potentially more stable enterprises to weather a campaign of monetary tightening by the U.S. Federal Reserve. Performance was hurt by stock selection in the health care sector, as Bristol Myers Squibb continued to struggle when compared with its peers in the pharmaceutical industry and Wyeth gave back some of the gains it earned during a strong period of performance in early 2003. Performance was also hurt by stock selection in the utilities sector, as the Fund's holdings in Ameren, Consolidated Edison, FPL Group, and Progress Energy--all more conservative, regulated utilities--underperformed in the sector. At-risk, unregulated utilities out-performed during the period as market participants apparently decided that they had overestimated the risks inherent in these shares and bid prices up.

Management continues to favor "blue chip" shares--stocks of industry leaders with solid track records of earnings growth and healthy balance sheets. Management believes that market participants, perhaps lured by the exceptional returns that riskier "deep value" and speculative growth provided during 2003, may have undervalued a number of these stocks.

Effective June 30, 2004, the Growth & Income Fund's representative market index is being changed from the Standard & Poor's 500 Index to the Russell 1000(R) Value Index. This Russell 1000(R) Value Index will better reflect the Fund's focus on large-cap value stocks as described in the prospectus. Also, our analysis of the Fund's representative Morningstar peer group (Large-Cap Value) shows a higher correlation with the Russell 1000(R) Value Index than with the Standard & Poor's 500 Index. The Fund's investment objective has not changed, nor have the investment philosophies and strategies with which the Fund is managed.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team--Advisor

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                             FUND PERFORMANCE REVIEW                        11
--------------------------------------------------------------------------------

---------------------------  GROWTH AND INCOME FUND  ---------------------------

 GROWTH AND INCOME FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION[delta]

       [CHART OF GROWTH AND INCOME FUND CUMULATIVE PERFORMANCE OF $10,000
                             SINCE INCEPTION[delta]]

                                          12/29/97 Inception  4/30/1998  10/31/1998  4/30/1999  10/31/1999  4/30/2000  10/31/2000
                                          ------------------  ---------  ----------  ---------  ----------  ---------  ----------
MMF Growth & Income A                            9,425          10,928      10,327     12,910     12,634      13,654     13,506
MMF Growth & Income B                           10,000          11,114      10,447     12,287     12,821      13,893     13,682
Russell 1000 Value Index                        10,000          11,595      11,021     13,228     12,843      12,716     13,552
S&P 500 Index                                   10,000          11,717      11,670     13,057     14,667      15,725     15,560

                                              4/30/2001       10/31/2001  4/30/2002  10/31/2002  4/30/2003  10/31/2003  4/30/2004
                                              ---------       ----------  ---------  ----------  ---------  ----------  ---------
MMF Growth & Income A                           12,430          10,748      11,300      9,081      9,286      10,801     11,577
MMF Growth & Income B                           12,566          10,777      11,609      9,295      9,365      10,861     11,709
Russell 1000 Value Index                        13,533          11,945      13,004     10,748     11,312      13,206     14,283
S&P 500 Index                                   13,677          11,680      11,948      9,915     10,359      11,977     12,729

                                   [END CHART]

[delta] This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, index returns do not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   GROWTH AND INCOME FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

       [PIE CHART OF GROWTH AND INCOME FUND DIVERSIFICATION OF INVESTMENTS
                              AMONG MARKET SECTORS]

Financials                                                   25%
Information Technology                                       12%
Consumer Discretionary                                       11%
Energy                                                       11%
Industrials                                                  10%
Consumer Staples                                              9%
Health Care                                                   8%
Telecommunication Services                                    5%
Materials                                                     4%
Utilities                                                     3%
Cash and Other Net Assets                                     2%

                                 [END PIE CHART]

--------------------------------------------------------------------------------
           MEMBERS GROWTH AND INCOME FUND AVERAGE ANNUAL TOTAL RETURN
                             THROUGH APRIL 30, 2004

                                              % Return Without Sales Charge                   % Return After Sales Charge***
                                                                          Since                                            Since
                                                                        Inception                                        Inception
                                        1 Year    3 Years    5 Years     [dagger]        1 Year    3 Years    5 Years     [dagger]
                                        ------    -------    -------    ---------        ------    -------    -------    ---------
Class A Shares*                         24.67%     -2.34%     -2.16%       3.30%         17.50%     -4.26%     -3.31%       2.34%
Class B Shares**                        23.79      -3.09      -2.90        2.52          19.29      -4.23      -3.28        2.52
Lipper Large-Cap Value Fund Index       24.75      -1.03      -0.31        4.02             --         --         --          --
Russell 1000(R) Value Index             26.26       1.81       1.54        5.79             --         --         --          --
S&P 500 Index                           22.88      -2.36      -2.26        3.88             --         --         --          --

       *  Maximum Sales Charge is 5.75% for A Shares.
      ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
     ***  Assuming Maximum Applicable Sales Charge.
[dagger]  Fund commenced operations on December 29, 1997.
--------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  12                         FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

--------------------------  CAPITAL APPRECIATION FUND  -------------------------

INVESTMENT OBJECTIVE
The Capital Appreciation Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES
The Capital Appreciation Fund invests primarily in common stocks, and will, under normal market conditions, maintain at least 80% of its assets in such securities. The Fund seeks stocks that have low market prices relative to their perceived intrinsic value and growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. This is sometimes referred to as a "core" or "blend" approach. Relative to the Growth and Income Fund, the Capital Appreciation Fund will seek more earnings growth capability in the stocks it purchases, and will include some smaller, less developed issuers and some companies undergoing more significant changes in their operations or experiencing signif icant changes in their markets. The Fund will diversify its holdings among various industries and among companies within those industries may often be less diversified than the Growth and Income Fund. The combination of these factors introduces greater investment risk than the Growth and Income Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The MEMBERS Capital Appreciation Fund (Class A shares at net asset value) returned 4.63% during the six-month period ended April 30, 2004, under-performing the S&P SuperComposite 1500 Index, which returned 6.43%. The Fund also under-performed the Lipper Multi-Cap Core Fund Index, a representative index of peer funds, which returned 6.24%.

Fund performance was helped by an overweight in the energy sector and by stock selection in the information technology sector, where computer-aided design software company Autodesk rose sharply after recording impressive earnings growth. Performance was hurt by stock selection in the health care sector, where Applied Biosystems issued cautious earnings guidance and saw its share price decline sharply in a biotechnology sector sell-off late in the period as equity investors rotated out of more speculative shares. Performance was also hurt by stock selection in the telecommunications sector, as CenturyTel posted disappointing earnings and earnings growth.

The Fund generally performed well in 2003 after under-performing in 2002. However, as noted, the Fund's relative performance slipped early in 2004, primarily due to the under-performance of the two rather large holdings discussed above. Management has tightened its risk controls with the intention that under-performance by a few holdings will be less likely to impact the performance of the overall portfolio going forward.

Effective June 30, 2004, the Capital Appreciation Fund's representative market index is being changed from the Standard & Poor's SuperComposite 1500 Index to the Russell 1000(R) Index. This Russell 1000(R) Index will reflect the Fund's use of primarily large-cap and some mid-cap stocks as described in the prospectus. Also, our analysis of the Fund's representative Morningstar peer group (Large-Cap Blend) shows a higher correlation with the Russell 1000(R) Index than with the Standard & Poor's SuperComposite 1500 Index. The Fund's investment objective has not changed, nor have the investment philosophies and strategies with which the Fund is managed.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team--Advisor

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                             FUND PERFORMANCE REVIEW                        13
--------------------------------------------------------------------------------

--------------------------  CAPITAL APPRECIATION FUND  -------------------------

           CAPITAL APPRECIATION FUND CUMULATIVE PERFORMANCE OF $10,000
                             SINCE INCEPTION[delta]

      [CHART OF CAPITAL APPRECIATION FUND CUMULATIVE PERFORMANCE OF $10,000
                             SINCE INCEPTION[delta]]

                                          12/29/97 Inception  4/30/1998  10/31/1998  4/30/1999  10/31/1999  4/30/2000  10/31/2000
                                          ------------------  ---------  ----------  ---------  ----------  ---------  ----------
MMF Capital Appreciation A                       9,425          11,057       10,415     12,558     12,945     14,585     15,550
MMF Capital Appreciation B                      10,000          11,261       10,541     12,034     13,153     14,870     15,812
Russell 1000 Index                              10,000          11,872       11,656     14,283     14,638     16,061     15,965
S&P 1500 Index                                  10,000          11,692       11,428     13,445     14,281     15,481     15,446

                                              4/30/2001       10/31/2001  4/30/2002  10/31/2002  4/30/2003  10/31/2003  4/30/2004
                                              ---------       ----------  ---------  ----------  ---------  ----------  ---------
MMF Capital Appreciation A                      14,708          12,116       12,057      9,142      9,674     11,278     11,801
MMF Capital Appreciation B                      14,940          12,205       12,401      9,364      9,779     11,366     11,969
Russell 1000 Index                              13,867          11,808       12,206     10,083     10,562     12,333     13,087
S&P 1500 Index                                  13,757          11,795       12,314     10,140     10,586     12,371     13,165

                                   [END CHART]

[delta] This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, index returns do not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  CAPITAL APPRECIATION FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

     [PIE CHART OF CAPITAL APPRECIATION FUND DIVERSIFICATION OF INVESTMENTS
                              AMONG MARKET SECTORS]

Financials                                                   17%
Information Technology                                       17%
Health Care                                                  14%
Consumer Discretionary                                       12%
Industrials                                                  12%
Consumer Staples                                             11%
Energy                                                        6%
Cash and Other Net Assets                                     4%
Telecommunication Services                                    3%
Materials                                                     2%
Utilities                                                     2%

                                 [END PIE CHART]

--------------------------------------------------------------------------------
          MEMBERS CAPITAL APPRECIATION FUND AVERAGE ANNUAL TOTAL RETURN
                             THROUGH APRIL 30, 2004

                                              % Return Without Sales Charge                   % Return After Sales Charge***
                                                                          Since                                            Since
                                                                        Inception                                        Inception
                                        1 Year    3 Years    5 Years     [dagger]        1 Year    3 Years    5 Years     [dagger]
                                        ------    -------    -------    ---------        ------    -------    -------    ---------
Class A Shares*                         21.98%     -7.08%     -1.24%       3.61%         14.99%     -8.90%     -2.40%       2.65%
Class B Shares**                        21.18      -7.74      -1.94        2.88          16.68      -8.82      -2.34        2.88
Lipper Multi-Cap Core Fund Index        26.45      -1.23       0.19        4.30             --         --         --          --
Russell 1000(R) Index                   23.90      -1.91      -1.73        4.34             --         --         --          --
S&P SuperComposite 1500 Index           24.36      -1.42      -1.09        4.43             --         --         --          --

       *  Maximum Sales Charge is 5.75% for A Shares.
      ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
     ***  Assuming Maximum Applicable Sales Charge.
[dagger]  Fund commenced operations on December 29, 1997.
--------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  14                         FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

--------------------------------  MID-CAP FUND  --------------------------------

INVESTMENT OBJECTIVE
The Mid-Cap Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers, which may use one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this Fund. Wellington Management Company, LLP is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets within the smaller-cap portion of the Fund.

PRINCIPAL INVESTMENT STRATEGIES
The Mid-Cap Fund invests primarily in common stocks of midsize and smaller companies (market capitalization of less than $12 billion, but more than $2 billion, at the time of purchase), and will under normal market conditions, maintain at least 80% of its assets in such securities. However, the Fund will not automatically sell a stock just because the company's market capitalization has either grown beyond $12 billion, or fallen below $2 billion, and such positions may be increased through additional purchases.

The Fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. Relative to the Growth and Income and Capital Appreciation Funds, the Mid-Cap Fund includes more smaller, less developed issuers. These midsize and smaller companies often have difficulty competing with larger companies, but the successful ones tend to grow faster than larger companies. They often use profits to expand rather than to pay dividends.

The Fund diversifies its holdings among various industries and among companies within those industries but is often less diversified than the Growth and Income Fund. The combination of these factors introduces greater investment risk than the Growth and Income Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The MEMBERS Mid-Cap Fund (Class A shares at net asset value) returned 7.55% during the six-month period ended April 30, 2004, out-performing the S&P MidCap 400 Index, which returned 6.94%. The Fund under-performed the Lipper Mid-Cap Value Fund Index, a representative index of peer funds, which returned 10.30%

Fund performance was helped by overweights in the information technology and consumer staples sectors. Fund performance was also helped by stock selection in the health care sector, where medical device makers Apogent Technologies and Becton Dickinson performed strongly, and Biogen Idec shares appreciated in price as market participants viewed the merger of Biogen and Idec Pharmaceuticals favorably. Performance was hurt by stock selection in the materials sector, as Martin Marietta and MeadWestvaco were hit particularly hard during a general rotation by market participants away from cyclical shares.

The Fund performed versus its benchmark index during the period, but it did under-perform its peers. Shares of financially distressed companies--so-called "deep value" stocks--were the strongest performers in the mid-cap space during the period, as these companies were able to take advantage of higher-than-expected earnings and an exceptionally low cost of capital to refinance, restructure, and shore up their balance sheets. The Fund's investment discipline has tended to avoid the riskiest shares in the mid-cap universe, which can lead to periods of under-performance versus its peer funds, especially those that devote a significant portion of their portfolios to "deep value" stocks.

Effective June 30, 2004, the Mid-Cap Fund's representative market index is being changed from the Standard & Poor's MidCap 400 Index to the Russell Midcap(R) Value Index. This index will better reflect the Fund's focus on mid-cap value stocks as described in the prospectus. Also, our analysis of the Fund's representative Morningstar peer group (Mid-Cap Value) shows a higher correlation with the Russell Midcap(R) Value Index than with the Standard & Poor's MidCap 400 Index. The Fund's investment objective has not changed, nor have the investment philosophies and strategies with which the Fund is managed.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team--Advisor Wellington Management Company, LLP--Subadvisor

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                             FUND PERFORMANCE REVIEW                        15
--------------------------------------------------------------------------------

--------------------------------  MID-CAP FUND  --------------------------------

     MID-CAP FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION[delta]

            [CHART OF MID-CAP FUND CUMULATIVE PERFORMANCE OF $10,000
                             SINCE INCEPTION[delta]]

                                 2-28-01 Inception  4/30/2001  10/31/2001  4/30/2002  10/31/2002  4/30/2003  10/31/2003  4/30/2004
                                 -----------------  ---------  ----------  ---------  ----------  ---------  ----------  ---------
MMF Mid-Cap Fund A                      9,425          9,793      8,935      10,601      8,149       8,630      10,488     11,281
MMF Mid-Cap Fund B                     10,000          9,930      9,006      11,160      8,540       8,705      10,560     11,370
Russell Mid-Cap Value Index            10,000         10,204      9,207      11,063      8,933       9,571      11,924     12,913
S&P 400 Index                          10,000         10,278      9,126      10,954      8,691       9,036      11,362     12,150

                                   [END CHART]

[delta] This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, index returns do not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

        MID-CAP FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

 [PIE CHART OF MID-CAP FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS]

Financials                                                   21%
Consumer Discretionary                                       16%
Industrials                                                  15%
Health Care                                                  10%
Information Technology                                        9%
Utilities                                                     7%
Energy                                                        6%
Cash and Other Assets                                         5%
Consumer Staples                                              5%
Materials                                                     5%
Telecommunication Services                                    1%

                                 [END PIE CHART]

--------------------------------------------------------------------------------
     MEMBERS MID-CAP FUND AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2004

                                          % Return Without Sales Charge          % Return After Sales Charge***
                                                                 Since                                   Since
                                                               Inception                               Inception
                                        1 Year     3 Years      [dagger]        1 Year     3 Years      [dagger]
                                        ------     -------     ---------        ------     -------     ---------
Class A Shares*                         30.71%       4.83%        5.83%         23.17%       2.79%        3.87%
Class B Shares**                        29.38        3.98         4.99          24.88        2.89         4.13
Lipper Mid-Cap Value Fund Index         38.61        8.32         8.71             --          --           --
Russell Midcap(R) Value Index           34.92        8.16         8.40             --          --           --
S&P MidCap 400 Index                    34.45        5.73         6.33             --          --           --

       *  Maximum Sales Charge is 5.75% for A Shares.
      ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
     ***  Assuming Maximum Applicable Sales Charge.
[dagger]  Fund commenced operations on February 28, 2001.
--------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  16                         FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

----------------------------  MULTI-CAP GROWTH FUND  ---------------------------

INVESTMENT OBJECTIVE
The Muti-Cap Growth Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers, which may use one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this Fund. Wellington Management Company, LLP, is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the Fund.

PRINCIPAL INVESTMENT STRATEGIES
The Multi-Cap Growth Fund invests generally in common stocks, securities convertible into common stocks and related equity securities. Under normal market conditions, the Fund will maintain at least 80% of its assets in these securities. The Fund is managed by a team of portfolio managers of the subadviser, each with expertise in a specific range of the market capitalization spectrum. Each of the portfolio managers has a distinct sub-portfolio that is focused on the manager's area of market capitalization expertise. Typically, between 60% to 90% of the Fund will be invested in large capitalization companies (generally over $12 billion of market capitalization). The subadvisor may invest up to 25% of the Fund in mid capitalization companies (generally between $2 billion and $12 billion of market capitalization) and up to 20% in smaller capitalization companies (generally under $2 billion of market capitalization). The Fund seeks securities of growth companies across a broad range of market capitalization, which are companies that may be:

o major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o early in their life cycle, but have the potential to become much larger enterprises.

Continued economic growth and strong corporate profits apparently helped to lift investor sentiment over the six-month period ended April 30, 2004. All major indexes posted positive returns. Small-and large-cap stocks posted similar returns, but stock performances were less evenly distributed among style categories as value stocks substantially outperformed their growth counterparts. Within Russell 3000 Growth--the Fund's representative index--nine out of ten broad industry sectors posted positive returns. Energy and Telecommunication Services were the index's best performing sectors, while Information Technology was the weakest performer and the only sector that provided negative absolute results. The Fund continues to have a procyclical orientation with overweights in the Information Technology and Consumer Discretionary sectors.

For the six-month period, the Fund (Class A shares at net asset value) posted a total return of 6.73% versus 4.12% for the Russell 3000 Growth Index and 4.04% for the Lipper Multi-Cap Growth Fund Index.

Stock selection was strongest within the Information Technology and Industrials sectors. The period's largest detractors were the Fund's significant underweight position in the Consumer Staples sector and disadvantageous stock selection among Telecommunication Services stocks. Key individual contributors to performance were Apollo Group (Commercial Services & Supplies), Guidant (Health Care Equipment & Services) and eBay (Retailing). Apollo Group benefited from the secular trend of rising demand for higher education coupled with limited supply growth. Guidant rose significantly after announcing a co-promotion arrangement for Johnson & Johnson's Cypher drug-eluting stent and based on its continued growth in implantable cardioverter defibrillators. eBay benefited from continued strong earnings growth in the U.S. and overseas.

The biggest individual detractors from absolute performance during the six-month period included KLA-Tencor (Semiconductors & Semiconductor Equipment), whose strong results were overshadowed by a general decline in semiconductor stocks. Other stocks that detracted from performance included Research in Motion and EMC, both from the Technology Hardware & Equipment industry.

Going forward, the Fund's subadvisor anticipates continued strong economic and corporate profit growth. Capital expenditures are expected to continue to trend positively and inventory building is expected to be an additional positive factor influencing economic growth over the next several quarters. The Federal Reserve is widely expected to raise short-term rates over the next several quarters in response to continued economic growth, improving employment numbers, and a modest up-tick in the inflation rate. Although the economy continues to march along at a healthy level, the economic up cycle may be beginning its maturation phase. Following very high year-over-year GDP growth, the second half's rate should moderate somewhat. If the U.S. economy moves into the later stages of its recovery, investors may become less interested in economically sensitive areas. If so, the Fund's orientation toward market-share-gaining companies with strong organic growth should position it well for this next phase of the market cycle.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team--Advisor Wellington Management Company, LLP--Subadvisor

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                             FUND PERFORMANCE REVIEW                        17
--------------------------------------------------------------------------------

----------------------------  MULTI-CAP GROWTH FUND  ---------------------------

MULTI-CAP GROWTH FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION[delta]

        [CHART OF MULTI-CAP GROWTH FUND CUMULATIVE PERFORMANCE OF $10,000
                            SINCE INCEPTION[delta]]

                                 2-29-00 Inception  4/30/2000  10/31/2000  4/30/2001  10/31/2001  4/30/2002  10/31/2002  4/30/2003
                                 -----------------  ---------  ----------  ---------  ----------  ---------  ----------  ---------
MMF Multi-Cap Growth A                  9,425         8,087       7,417      5,353       4,024      3,949       3,289      3,450
MMF Multi-Cap Growth B                 10,000         8,194       7,478      5,405       4,051      4,130       3,420      3,473
Russell 3000 Growth Index              10,000        10,023       9,221      6,839       5,594      5,521       4,490      4,595

                                    10/31/2003     4/30/2004
                                    ----------     ---------
MMF Multi-Cap Growth A                 4,204         4,486
MMF Multi-Cap Growth B                 4,210         4,528
Russell 3000 Growth Index              5,539         5,767

                                   [END CHART]

[delta] This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, index returns do not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    MULTI-CAP GROWTH FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

       [PIE CHART OF MULTI-CAP GROWTH FUND DIVERSIFICATION OF INVESTMENTS
                              AMONG MARKET SECTORS]

Information Technology                                       38%
Health Care                                                  22%
Consumer Services                                            13%
Financials                                                   10%
Other Sectors                                                 9%
Consumer Discretionary                                        5%
Cash and Other Net Assets                                     3%

                                 [END PIE CHART]

--------------------------------------------------------------------------------
    MEMBERS MULTI-CAP GROWTH FUND AVERAGE TOTAL RETURN THROUGH APRIL 30, 2004

                                          % Return Without Sales Charge          % Return After Sales Charge***
                                                                 Since                                   Since
                                                               Inception                               Inception
                                        1 Year     3 Years      [dagger]        1 Year     3 Years      [dagger]
                                        ------     -------     ---------        ------     -------     ---------
Class A Shares*                         30.05%      -5.72%       -16.31%        22.68%      -7.58%       -17.49%
Class B Shares**                        29.05       -6.38        -16.91         24.55       -7.48        -17.31
Lipper Multi-Cap Growth Fund Index      27.22       -6.57        -13.55            --          --            --
Russell 3000 Growth Index               22.93       -5.52        -12.37            --          --            --

       *  Maximum Sales Charge is 5.75% for A Shares.
      ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
     ***  Assuming Maximum Applicable Sales Charge.
[dagger]  Fund commenced operations on February 29, 2000.
--------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  18                         FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

--------------------------  INTERNATIONAL STOCK FUND  --------------------------

INVESTMENT OBJECTIVE
The International Stock Fund seeks long-term growth of capital.

PORTFOLIO MANAGEMENT
The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers, which may use one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this Fund. Lazard Asset Management LLC is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the Fund.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the International Stock Fund invests at least 80% of its assets in foreign equity securities. Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are principally traded outside of the U.S., or are quoted or denominated in a foreign currency. Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts ("ADRs" -- receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non- U.S. securities markets. The Fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The Fund always holds securities of issuers located in at least three countries other than the U.S.

The global rally in aggressive growth stocks that began last year abated somewhat during the six-month period ended April 30, 2004. Some of the more defensive sectors, such as consumer staples and energy, posted stronger results after an extended period of lagging performance.

The International Stock Fund underperformed its representative index, but outperformed its peer index during the six-month period. The Fund posted a total return of 11.41% (Class A shares at net asset value) versus 12.58% for the MSCI EAFE Index and 10.98% for the Lipper International Stock Fund Index.

International small-cap stocks surged during the period as a rising global economy and low interest rates combined with improved corporate profitability to steadily lift returns. One of the Fund's best performing names during this time was OPAP, the Greek lottery company. The rollout of the new lottery game, Kino, is proceeding much faster than initially estimated. Athens and Thessaloniki, two of the most densely populated areas in Greece, may now receive Kino terminals to operate prior to the opening of the Olympic games in August. In addition, the company may increase the dividend payout due to the positive ruling in the ongoing litigation with one of its key suppliers. Although a new management team has recently been put in place, we believe that they are well qualified to lead the company and their reputations within the legal community in Greece should help improve OPAP's overall reputation.

Detractors from performance among small-cap stocks included IHC Caland, the Dutch oil service company specializing in the manufacture of floating production, storage and offloading vessels. The company issued a trading statement with a mixed forward look. With oil prices remaining high, production low, and demand picking up, we believe there may be an increased need for oil services. We believe IHC is well positioned to take advantage of this pickup when it occurs.

Macro economic issues appeared to be more influential in the emerging markets than company fundamentals. A key question regarding China changed from "How fast is China growing?" to "How much will China slow?" Political issues were at the forefront in Brazil where President Lula faced increased pressure for social reforms, and in South Korea, Taiwan, India, Indonesia, the Philippines, and Russia, where elections have been taking place. The Fund's iron ore holdings, Caemi and CVRD (both Brazilian) and Kumba (South Africa), rallied and then declined based upon global demand for steel. While steel prices may rise or fall, the demand for iron ore appears to be less volatile. Three companies control 65% of global capacity in the iron ore industry with CVRD holding a 35% market share, which may bode well for future pricing.

SK Corp, a South Korean firm, detracted from Fund performance. The company experienced a dramatic decline in price due to increasing shareholder activism. In addition, the stock's valuations have been depressed as perceptions reportedly spread that corporate governance has been lacking. Subsequently, a proxy battle that took place during March 2004 resulted in management being forced to increase corporate transparency. These changes should allow the stock valuations to be reevaluated and potentially become more attractive.

Going forward, the subadvisor expects continued global economic growth and generally favorable business conditions. But, after a period of impressive returns from international equities, more modest expectations about near-term results are probably warranted.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team--Advisor Lazard Asset Management--Subadvisor

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                             FUND PERFORMANCE REVIEW                        19
--------------------------------------------------------------------------------

--------------------------  INTERNATIONAL STOCK FUND  --------------------------

           INTERNATIONAL STOCK FUND CUMULATIVE PERFORMANCE OF $10,000
                             SINCE INCEPTION[delta]

      [CHART OF INTERNATIONAL STOCK FUND CUMULATIVE PERFORMANCE OF $10,000
                            SINCE INCEPTION[delta]]

                                          12/29/97 Inception  4/30/1998  10/31/1998  4/30/1999  10/31/1999  4/30/2000  10/31/2000
                                          ------------------  ---------  ----------  ---------  ----------  ---------  ----------
International Stock A                             9,425         11,104      9,764      11,084      11,413     10,981     10,353
International Stock B                            10,000         11,301      9,840      10,916      11,545     11,103     10,413
MSCI EAFE                                        10,000         11,592     11,090      12,035      13,863     14,619     10,410

                                               4/30/2001      10/31/2001  4/30/2002  10/31/2002  4/30/2003  10/31/2003  4/30/2004
                                               ---------      ----------  ---------  ----------  ---------  ----------  ---------
International Stock A                             9,632          7,984      9,044      7,646       7,895       9,822     10,942
International Stock B                             9,703          8,017      9,291      7,826       7,983       9,885     11,062
MSCI EAFE                                        12,257         10,033     10,613      8,745       8,923      11,156     12,559

                                   [END CHART]

[delta] This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, index returns do not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

      INTERNATIONAL STOCK FUND GEOGRAPHICAL DIVERSIFICATION OF INVESTMENTS

       [PIE CHART OF INTERNATIONAL STOCK FUND GEOGRAPHICAL DIVERSIFICATION
                                 OF INVESTMENTS]

Europe (excluding United Kingdom)                            39%
United Kingdom                                               20%
Japan                                                        15%
Pacific Basin                                                11%
Latin America                                                 6%
Other Countries                                               5%
Africa                                                        3%
Cash and Other Net Assets                                     1%

                                 [END PIE CHART]

--------------------------------------------------------------------------------
          MEMBERS INTERNATIONAL STOCK FUND AVERAGE ANNUAL TOTAL RETURN
                             THROUGH APRIL 30, 2004

                                              % Return Without Sales Charge                   % Return After Sales Charge***
                                                                          Since                                            Since
                                                                        Inception                                        Inception
                                        1 Year    3 Years    5 Years     [dagger]        1 Year    3 Years    5 Years     [dagger]
                                        ------    -------    -------    ---------        ------    -------    -------    ---------
Class A Shares*                         38.60%      4.34%     -0.26%       2.38%         30.59%      2.30%     -1.43%       1.43%
Class B Shares**                        37.35       3.54      -1.02        1.60          32.85       2.44      -1.38        1.60
Lipper International Fund Index         38.22       1.44       1.32        4.00             --         --         --          --
MSCI EAFE Index                         40.75       0.74      -0.41        3.66             --         --         --          --

       *  Maximum Sales Charge is 5.75% for A Shares.
      ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
     ***  Assuming Maximum Applicable Sales Charge.
[dagger]  Fund commenced operations on December 29, 1997.
--------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  20         CASH RESERVES FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
COMMERCIAL PAPER (A) - 42.53%

              FINANCE - 35.52%
$   750,000   American General Finance Corp.
              1.010%, due 05/12/04 ..............................   $    749,768
    750,000   CXC, Inc.
              1.030%, due 06/07/04 ..............................        749,206
    800,000   Fountain Square Commercial Funding
              1.035%, due 06/15/04 ..............................        798,965
    800,000   General Electric Capital Corp.
              1.020%, due 05/11/04 ..............................        799,773
    700,000   Goldman Sachs Group, Inc.
              1.100%, due 05/24/04 ..............................        699,508
    800,000   Greyhawk Funding LLC
              1.030%, due 05/28/04 ..............................        799,382
    500,000   Nestle Capital Corp.
              1.050%, due 06/03/04 ..............................        499,519
    500,000   Perry Global Funding LLC
              1.060%, due 06/01/04 ..............................        499,544
    750,000   Thames Asset Global Securitization, Inc.
              1.040%, due 06/30/04 ..............................        748,700
  1,000,000   Three Rivers Funding
              1.020%, due 05/20/04 ..............................        999,462
                                                                    ------------
                                                                       7,343,827
                                                                    ------------
              FOREIGN - 3.14%
    650,000   Government of Quebec
              1.040%, due 06/28/04 ..............................        648,911
                                                                    ------------
              HEALTH CARE - 3.87%
    800,000   Medtronic, Inc.
              0.980%, due 05/05/04 ..............................        799,913
                                                                    ------------
              TOTAL COMMERCIAL PAPER ............................      8,792,651
              ( Cost $8,792,651 )                                   ------------

CORPORATE NOTES AND BONDS - 21.60%

              CONSUMER STAPLES - 2.45%
    500,000   PepsiCo, Inc.
              4.500%, due 09/15/04 ..............................        506,082
                                                                    ------------
              FINANCE - 13.07%
  1,000,000   American Express Credit Corp. (G)
              1.140%, due 05/05/04 ..............................      1,000,000
    500,000   Bank of America Corp. (G)
              1.430%, due 07/22/04 ..............................        500,847
    500,000   CIT Group, Inc.
              5.625%, due 05/17/04 ..............................        500,996
    700,000   Wells Fargo Financial, Inc.
              5.450%, due 05/03/04 ..............................        700,163
                                                                    ------------
                                                                       2,702,006
                                                                    ------------
              HEALTH CARE - 2.45%
    500,000   Pfizer, Inc.
              3.625%, due 11/01/04 ..............................        505,894
                                                                    ------------
              RETAIL - 3.63%
    750,000   Wal-Mart Stores, Inc.
              7.500%, due 05/15/04 ..............................        751,857
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS ...................      4,465,839
              ( Cost $4,465,839 )                                   ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.67%

              FEDERAL FARM CREDIT BANK (A) - 10.26%
  1,132,000   1.010%, due 07/15/04 ..............................      1,129,618
  1,000,000   1.330%, due 01/05/05 ..............................        990,801
                                                                    ------------
                                                                       2,120,419
                                                                    ------------
              FEDERAL HOME LOAN BANK (A) - 2.42%
    500,000   1.305%, due 04/22/05 ..............................        500,000
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP.(A) - 3.14%
    650,000   0.995%, due 05/10/04 ..............................        649,838
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) - 2.18%
    452,000   1.055%, due 06/01/04 ..............................        451,589
                                                                    ------------
              STUDENT LOAN MARKETING ASSOCIATION (G) - 9.67%
  1,000,000   1.035%, due 05/04/04 ..............................      1,000,000
  1,000,000   1.045%, due 05/04/04 ..............................      1,000,000
                                                                    ------------
                                                                       2,000,000
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ......      5,721,846
              ( Cost $5,721,846 )                                   ------------

    Shares
    ------

INVESTMENT COMPANIES - 7.89%
  1,000,825   One Group Institutional Prime Money Market Fund ...      1,000,825
    629,642   SSgA Prime Money Market Fund ......................        629,642
                                                                    ------------
              TOTAL INVESTMENT COMPANIES ........................      1,630,467
              ( Cost $1,630,467 )                                   ------------

TOTAL INVESTMENTS - 99.69% ......................................     20,610,803
( Cost $20,610,803** )                                              ------------
NET OTHER ASSETS AND LIABILITIES - 0.31% ........................         64,193
                                                                    ------------

TOTAL NET ASSETS - 100.00% ......................................     20,674,996
                                                                    ============

_______________________________

 **  Aggregate cost for Federal tax purposes.
(A)  Rate noted represents annualized yield at time of purchase.
(G)  Floating rate or variable rate notes.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                BOND FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)           21
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
ASSET BACKED - 3.10%

$   494,593   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (G)
              8.050%, due 09/21/30 ..............................   $    529,031
  1,000,000   Countrywide Asset-Backed Certificates,
              Series 2003-S, Class A4
              5.009%, due 12/25/32 ..............................      1,001,207
    560,000   GMAC Home Equity Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33 ..............................        540,050
    700,000   Green Tree Home Equity Loan Trust,
              Series 1999-A, Class B1
              8.970%, due 11/15/27 ..............................        773,771
  1,500,000   New Century Home Equity Trust,
              Series 2003-5, Class AI5
              5.500%, due 11/25/33 ..............................      1,508,361
                                                                    ------------

              TOTAL ASSET BACKED ................................      4,352,420
              ( Cost $4,274,762 )                                   ------------

COMMERCIAL MORTGAGE BACKED - 5.13%

    300,000   Ameriquest Mortgage Co.,
              Series 2004-FR1, Class M2
              5.207%, due 05/25/34 ..............................        295,500
  1,200,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1A, Class A7
              5.317%, due 06/10/36 ..............................      1,205,950
  1,196,095   Morgan Stanley Capital I, Inc.,
              Series 1999-CAM1, Class A3
              6.920%, due 03/15/32 ..............................      1,290,155
    500,000   Morgan Stanley Capital I, Inc.,
              Series 2004-TP13, Class A3
              4.390%, due 09/13/45 ..............................        482,910
  2,000,000   Morgan Stanley Dean Witter Capital I Inc.,
              Series 2000-PRIN, Class A4
              7.490%, due 02/23/34 ..............................      2,309,507
  1,621,000   Residential Asset Mortgage Products Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31 ..............................      1,606,798
                                                                    ------------

              TOTAL COMMERCIAL MORTGAGE BACKED ..................      7,190,820
              ( Cost $7,118,991 )                                   ------------

PRIVATE LABEL MORTGAGE BACKED - 1.17%
  1,600,000   Countrywide Alternative Loan Trust,
              Series 2002-5, Class A10
              6.750%, due 06/25/32 ..............................      1,640,200
                                                                    ------------

              TOTAL PRIVATE LABEL MORTGAGE BACKED ...............      1,640,200
              ( Cost $1,624,638 )                                   ------------

CORPORATE NOTES AND BONDS - 28.74%

              CABLE - 1.44%
    650,000   Comcast Cable Communications, Inc.
              6.875%, due 06/15/09 ..............................        715,575
    800,000   Comcast Corp.
              5.300%, due 01/15/14 ..............................        780,937
    500,000   Cox Communications, Inc.
              6.875%, due 06/15/05 ..............................        524,866
                                                                    ------------
                                                                       2,021,378
                                                                    ------------
              CAPITAL GOODS - 0.37%
    500,000   United Technologies Corp.
              6.625%, due 11/15/04 ..............................        513,273
                                                                    ------------
              COMMUNICATION SERVICES - 0.71%
  1,000,000   Clear Channel Communications, Inc.
              4.250%, due 05/15/09 ..............................        991,776
                                                                    ------------
              CONSUMER DISCRETIONARY - 0.50%
    700,000   Carnival Corp. (C)
              3.750%, due 11/15/07 ..............................        697,864
                                                                    ------------
              CONSUMER STAPLES - 0.89%
    750,000   Coca-Cola Enterprises, Inc.
              4.375%, due 09/15/09 ..............................        757,761
    500,000   Safeway, Inc.
              4.125%, due 11/01/08 ..............................        494,348
                                                                    ------------
                                                                       1,252,109
                                                                    ------------
              ENERGY - 2.98%
    700,000   Centerpoint Energy, Inc.
              7.875%, due 04/01/13 ..............................        789,424
    400,000   ConocoPhillips
              8.500%, due 05/25/05 ..............................        427,005
    500,000   Occidental Petroleum Corp.
              5.875%, due 01/15/07 ..............................        533,215
    800,000   Pemex Project Funding Master Trust
              7.375%, due 12/15/14 ..............................        836,000
    450,000   Texaco Capital, Inc.
              5.700%, due 12/01/08 ..............................        470,453
  1,000,000   Valero Energy Corp.
              7.500%, due 04/15/32 ..............................      1,123,824
                                                                    ------------
                                                                       4,179,921
                                                                    ------------
              FINANCE - 8.36%
    500,000   AIG SunAmerica Global Financing XII (C)
              5.300%, due 05/30/07 ..............................        526,000
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31 ..............................        852,179
    500,000   American General Finance Corp.
              4.625%, due 09/01/10 ..............................        500,143
    850,000   Bank of America Corp.
              4.875%, due 01/15/13 ..............................        837,575

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  22       BOND FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

              FINANCE (CONTINUED)
$   500,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07 ..............................   $    563,518
    500,000   Burlington Resources Finance Co.
              5.700%, due 03/01/07 ..............................        531,732
  1,000,000   Cendant Corp.
              6.250%, due 01/15/08 ..............................      1,080,054
    500,000   CIT Group, Inc.
              7.375%, due 04/02/07 ..............................        554,872
    750,000   Countrywide Home Loans, Inc.
              5.250%, due 06/15/04 ..............................        753,290
    750,000   EOP Operating LP
              6.500%, due 06/15/04 ..............................        754,321
    750,000   Goldman Sachs Group, Inc.
              5.700%, due 09/01/12 ..............................        773,257
    750,000   Household Finance Corp.
              6.500%, due 11/15/08 ..............................        823,720
    500,000   Merrill Lynch & Co., Inc.
              7.375%, due 05/15/06 ..............................        546,884
    500,000   U.S. Bank N.A.
              6.300%, due 02/04/14 ..............................        542,853
    750,000   Wachovia Corp.
              4.950%, due 11/01/06 ..............................        784,951
    500,000   Washington Mutual Finance Corp.
              6.250%, due 05/15/06 ..............................        535,265
    800,000   Wells Fargo & Co.
              3.125%, due 04/01/09 ..............................        764,284
                                                                    ------------
                                                                      11,724,898
                                                                    ------------
              INDUSTRIALS - 6.74%
  1,000,000   Caterpillar Financial Services Corp.
              2.500%, due 10/03/06 ..............................        989,335
  1,000,000   DaimlerChrysler NA Holding Corp.
              4.750%, due 01/15/08 ..............................      1,014,474
  1,000,000   Dow Chemical Co.
              5.750%, due 12/15/08 ..............................      1,063,023
    500,000   Ford Motor Credit Co.
              7.600%, due 08/01/05 ..............................        528,338
    500,000   Ford Motor Credit Co.
              5.800%, due 01/12/09 ..............................        509,258
    500,000   GE Global Insurance Holding Corp.
              7.000%, due 02/15/26 ..............................        535,532
    800,000   General Electric Co.
              5.000%, due 02/01/13 ..............................        795,410
    500,000   General Motors Acceptance Corp.
              6.125%, due 08/28/07 ..............................        528,354
    600,000   General Motors Acceptance Corp.
              6.875%, due 09/15/11 ..............................        629,766
    200,000   International Paper Co.
              7.875%, due 08/01/06 ..............................        219,182
    400,000   Raytheon Co.
              4.500%, due 11/15/07 ..............................        409,477
    650,000   Waste Management, Inc.
              6.875%, due 05/15/09 ..............................        719,400
    450,000   Waste Management, Inc.
              6.375%, due 11/15/12 ..............................        483,156
  1,000,000   Weyerhaeuser Co.
              6.875%, due 12/15/33 ..............................      1,030,179
                                                                    ------------
                                                                       9,454,884
                                                                    ------------
              PIPELINE - 0.55%
    750,000   Kinder Morgan, Inc.
              6.650%, due 03/01/05 ..............................        778,694
                                                                    ------------
              TELECOMMUNICATIONS - 2.25%
    750,000   Bellsouth Capital Funding Corp.
              7.875%, due 02/15/30 ..............................        879,933
    750,000   SBC Communications, Inc.
              5.875%, due 08/15/12 ..............................        782,558
    250,000   Sprint Capital Corp.
              7.125%, due 01/30/06 ..............................        268,183
    200,000   Telephone & Data Systems, Inc.
              7.000%, due 08/01/06 ..............................        216,657
    500,000   Verizon Wireless Capital LLC
              5.375%, due 12/15/06 ..............................        527,608
    500,000   Vodafone Group PLC
              5.000%, due 12/16/13 ..............................        489,854
                                                                    ------------
                                                                       3,164,793
                                                                    ------------
              TRANSPORTATION - 1.16%
    750,000   Burlington Northern Santa Fe Corp.
              6.375%, due 12/15/05 ..............................        795,608
    750,000   Norfolk Southern Corp.
              7.250%, due 02/15/31 ..............................        830,245
                                                                    ------------
                                                                       1,625,853
                                                                    ------------
              UTILITIES - 2.79%
    750,000   DTE Energy Co.
              6.450%, due 06/01/06 ..............................        796,767
    500,000   Energy East Corp.
              8.050%, due 11/15/10 ..............................        589,461
    750,000   Niagara Mohawk Power Co.
              7.750%, due 05/15/06 ..............................        820,908
    250,000   Progress Energy, Inc.
              7.750%, due 03/01/31 ..............................        285,476
    600,000   Virginia Electric and Power Co., Series A
              5.750%, due 03/31/06 ..............................        632,900
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28 ..............................        789,315
                                                                    ------------
                                                                       3,914,827
                                                                    ------------

              TOTAL CORPORATE NOTES AND BONDS ...................     40,320,270
              ( Cost $39,296,181 )                                  ------------

MORTGAGE BACKED - 32.57%

              FEDERAL HOME LOAN MORTGAGE CORP.- 7.70%
  1,885,359   5.000%, due 05/01/18 Pool # E96322 ................      1,900,263
  1,149,412   7.000%, due 07/15/27 Series 1974 Class ZA .........      1,210,751
  2,500,000   5.500%, due 05/15/28 Series 2519 Class NG .........      2,608,049
     22,981   8.000%, due 06/01/30 Pool # C01005 ................         24,830
    199,854   7.000%, due 03/01/31 Pool # C48133 ................        211,057
    405,329   6.500%, due 01/01/32 Pool # C62333 ................        422,118
  1,125,087   6.000%, due 09/01/32 Pool # C70558 ................      1,151,541
  3,370,427   5.000%, due 07/01/33 Pool # A11325 ................      3,270,216
                                                                    ------------
                                                                      10,798,825
                                                                    ------------

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
         BOND FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)       23
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
MORTGAGE BACKED (CONTINUED)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.27%
$   509,408   6.100%, due 04/01/11 Pool # 383475 ................   $    551,660
    142,268   6.000%, due 05/01/16 Pool # 582558 ................        148,476
    436,450   5.500%, due 09/01/17 Pool # 657335 ................        448,286
  1,377,217   5.500%, due 02/01/18 Pool # 673194 ................      1,414,567
  1,535,018   4.500%, due 09/01/18 Pool # 737144 ................      1,512,875
    230,495   6.000%, due 05/01/21 Pool # 253847 ................        237,319
  1,267,164   5.500%, due 12/01/22 Pool # 254587 ................      1,284,133
    321,339   7.000%, due 11/01/31 Pool # 607515 ................        339,692
    304,766   6.000%, due 02/01/32 Pool # 611619 ................        311,840
    982,463   6.500%, due 03/01/32 Pool # 631377 ................      1,022,779
    132,942   7.000%, due 05/01/32 Pool # 644591 ................        140,534
  3,081,458   6.500%, due 06/01/32 Pool # 545691 ................      3,207,907
    818,065   6.000%, due 12/01/32 Pool # 676552 ................        837,054
  2,814,720   5.500%, due 04/01/33 Pool # 690206 ................      2,810,350
  2,247,158   5.500%, due 05/01/33 Pool # 704523 ................      2,243,670
  1,371,928   6.000%, due 05/01/33 Pool # 555436 ................      1,404,134
  1,160,956   6.000%, due 08/01/33 Pool # 729418 ................      1,188,173
  1,612,224   6.000%, due 08/01/33 Pool # 729423 ................      1,650,020
  1,459,667   5.000%, due 10/01/33 Pool # 254903 ................      1,415,264
  2,838,772   5.500%, due 11/01/33 Pool # 555880 ................      2,834,365
  5,000,000   5.000%, due 05/01/34 TBA (H) ......................      4,843,750
                                                                    ------------
                                                                      29,846,848
                                                                    ------------

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.60%
     45,771   8.000%, due 10/20/15 Pool # 002995 ................         48,465
  2,024,855   6.500%, due 09/20/28 Series 1998-21, Class ZB .....      2,099,775
    190,780   6.500%, due 02/20/29 Pool # 002714 ................        198,960
     30,928   7.500%, due 05/20/30 Pool # 002921 ................         33,146
     63,889   7.500%, due 08/20/30 Pool # 002957 ................         68,470
    153,463   6.500%, due 04/20/31 Pool # 003068 ................        159,955
  2,400,000   6.000%, due 07/20/32 Series 2002-50, Class PE .....      2,439,406
                                                                    ------------
                                                                       5,048,177
                                                                    ------------

              TOTAL MORTGAGE BACKED                                   45,693,850
              ( Cost $45,715,248 )                                  ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.40%

              FEDERAL FARM CREDIT BANK - 0.77%
    500,000   6.125%, due 12/29/15 ..............................        547,029
    500,000   5.875%, due 10/03/16 ..............................        537,959
                                                                    ------------
                                                                       1,084,988
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP.- 2.79%
  2,500,000   4.875%, due 11/15/13 ..............................      2,477,182
  1,500,000   4.500%, due 01/15/14 ..............................      1,440,629
                                                                    ------------
                                                                       3,917,811
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.26%
  3,000,000   4.000%, due 09/02/08 ..............................      2,999,148
  2,950,000   6.400%, due 05/14/09 ..............................      2,954,366
    500,000   6.250%, due 07/19/11 ..............................        505,326
  1,300,000   4.125%, due 04/15/14 ..............................      1,209,299
  1,000,000   6.625%, due 11/15/30 ..............................      1,111,010
                                                                    ------------
                                                                       8,779,149
                                                                    ------------
              U.S. TREASURY BONDS - 4.76%
    500,000   9.125%, due 05/15/09 ..............................        501,328
  5,500,000   6.250%, due 05/15/30 ..............................      6,180,840
                                                                    ------------
                                                                       6,682,168
                                                                    ------------
              U.S. TREASURY NOTES - 12.82%
  2,300,000   1.500%, due 03/31/06 ..............................      2,267,927
  5,200,000   2.000%, due 05/15/06 ..............................      5,165,061
  2,500,000   2.625%, due 11/15/06 ..............................      2,498,243
  6,280,000   3.250%, due 01/15/09 ..............................      6,193,160
    200,000   2.625%, due 03/15/09 ..............................        191,398
  1,700,000   4.250%, due 11/15/13 ..............................      1,667,727
                                                                    ------------
                                                                      17,983,516
                                                                    ------------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ......     38,447,632
              ( Cost $39,175,440 )                                  ------------

     Shares
     ------

INVESTMENT COMPANIES - 20.67%
  3,365,111   SSgA Prime Money Market Fund ......................      3,365,111
 25,638,049   State Street Navigator Securities
              Lending Prime Portfolio (I) .......................     25,638,049
                                                                    ------------

              TOTAL INVESTMENT COMPANIES ........................     29,003,160
              ( Cost $29,003,160 )                                  ------------

OTHER INVESTMENTS (I) - 4.56% ...................................      6,398,875
                                                                    ------------

TOTAL INVESTMENTS - 123.34% .....................................    173,047,227
( Cost $172,607,295** )                                             ------------
NET OTHER ASSETS AND LIABILITIES - (23.34)% .....................    (32,745,602)
                                                                    ------------

TOTAL NET ASSETS - 100.00% ......................................   $140,301,625
                                                                    ============

_______________________________

 **  Aggregate cost for Federal tax purposes was $172,750,607.
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G)  Floating rate or variable rate note.
(H)  Security purchased on a delayed delivery or when-issued basis.
(I)  Represents collateral held in connection with securities lending.

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  24          HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
ASSET BACKED - 0.52%

$    47,462   Continental Airlines, Inc.,
              Series 1997-4, Class B
              6.900%, due 01/02/17 ..............................   $     39,480
     43,369   Continental Airlines, Inc.,
              Series 1998-1, Class B
              6.748%, due 03/15/17 ..............................         35,255
    118,327   Continental Airlines, Inc.,
              Series 1999-1, Class B
              6.795%, due 08/02/18 ..............................        100,400
    134,670   Continental Airlines, Inc.,
              Series 1999-2, Class B
              7.566%, due 03/15/20 ..............................        112,597
     45,000   Delta Air Lines, Inc.,
              Series 2000-1, Class B
              7.920%, due 05/18/12 ..............................         37,067
                                                                    ------------

              TOTAL ASSET BACKED ................................        324,799
              ( Cost $305,626 )                                     ------------

COMMERCIAL MORTGAGE BACKED - 0.72%

    180,000   Commercial Mortgage Acceptance Corp.,
              Series 1998-C2, Class F (C)(G)
              5.440%, due 09/15/30 ..............................        159,372
    100,000   CS First Boston Mortgage Securities Corp.,
              Series 1998-C2, Class F (C)
              6.750%, due 11/11/30 ..............................         85,706
     85,000   GE Capital Commerical Mortgage Corp. (C)
              7.520%, due 01/15/33 ..............................         85,458
    115,000   GMAC Commercial Mortgage Securities, Inc. (C)
              7.640%, due 04/15/34 ..............................        121,510
                                                                    ------------

              TOTAL COMMERCIAL MORTGAGE BACKED ..................        452,046
              ( Cost $431,140 )                                     ------------

CORPORATE NOTES AND BONDS - 89.38%

              AEROSPACE/DEFENSE - 0.86%
    110,000   K & F Industries, Inc., Series B
              9.250%, due 10/15/07 ..............................        113,850
     55,000   K & F Industries, Inc., Series B
              9.625%, due 12/15/10 ..............................         61,600
    235,000   L-3 Communications Corp.
              7.625%, due 06/15/12 ..............................        253,212
    105,000   TransDigm, Inc.
              8.375%, due 07/15/11 ..............................        111,038
                                                                    ------------
                                                                         539,700
                                                                    ------------
              BASIC MATERIALS - 7.14%
    445,000   Abitibi-Consolidated, Inc. (D)
              8.550%, due 08/01/10 ..............................        482,763
     30,000   Buckeye Technologies, Inc.
              8.000%, due 10/15/10 ..............................         28,650
    155,000   Buckeye Technologies, Inc.
              8.500%, due 10/01/13 ..............................        165,075
    170,000   Dresser, Inc.
              9.375%, due 04/15/11 ..............................        183,600
    405,000   Equistar Chemicals LP/Equistar Funding Corp.
              10.625%, due 05/01/11 .............................        453,600
    115,000   FiberMark, Inc. (E)
              10.750%, due 04/15/11 .............................         60,950
    105,000   Foamex L.P.
              10.750%, due 04/01/09 .............................         98,175
    705,000   Georgia-Pacific Corp.
              9.375%, due 02/01/13 ..............................        819,562
     30,000   Hexcel Corp.
              9.875%, due 10/01/08 ..............................         33,075
    220,000   Hexcel Corp.
              9.750%, due 01/15/09 ..............................        231,000
     30,000   Huntsman International LLC
              9.875%, due 03/01/09 ..............................         33,375
    350,000   Huntsman International LLC
              10.125%, due 07/01/09 .............................        366,625
    137,000   Interface, Inc.
              10.375%, due 02/01/10 .............................        153,269
     60,000   INVISTA (C)
              9.250%, due 05/01/12 ..............................         60,000
    205,000   Newark Group, Inc. (C)
              9.750%, due 03/15/14 ..............................        200,900
    195,000   Norske Skog Canada, Ltd. (D)
              8.625%, due 06/15/11 ..............................        211,087
     95,000   Norske Skog Canada, Ltd. (C)(D)
              7.375%, due 03/01/14 ..............................         97,375
    335,000   Rhodia S.A. (C)(D)
              8.875%, due 06/01/11 ..............................        276,375
     65,000   Sovereign Specialty Chemicals, Inc.
              11.875%, due 03/15/10 .............................         66,950
    145,000   Steel Dynamics, Inc. (C)
              9.500%, due 03/15/09 ..............................        162,037
    117,000   Tempur Pedic, Inc. and Tempur Production USA,
              Inc. (C)
              10.250%, due 08/15/10 .............................        133,673
    135,000   United States Steel Corp.
              9.750%, due 05/15/10 ..............................        152,888
                                                                    ------------
                                                                       4,471,004
                                                                    ------------
              BUILDING AND CONSTRUCTION - 2.34%
    120,000   American Standard, Inc.
              7.375%, due 02/01/08 ..............................        131,400
     85,000   Corrections Corp. of America
              9.875%, due 05/01/09 ..............................         95,837
     25,000   Corrections Corp. of America
              7.500%, due 05/01/11 ..............................         26,188
     50,000   Corrections Corp. of America (C)
              7.500%, due 05/01/11 ..............................         52,375
    100,000   D. R. Horton, Inc.
              5.000%, due 01/15/09 ..............................         98,500
    375,000   D. R. Horton, Inc.
              8.000%, due 02/01/09 ..............................        414,375
     85,000   Formica Corp., Series B (E)
              10.875%, due 03/01/09 .............................         13,706
    140,000   Joy Global, Inc., Series B
              8.750%, due 03/15/12 ..............................        156,800
    170,000   Ply Gem Industries, Inc. (C)
              9.000%, due 02/15/12 ..............................        174,250
     40,000   Technical Olympic USA, Inc. (C)
              7.500%, due 03/15/11 ..............................         38,400
    250,000   WCI Communities, Inc.
              7.875%, due 10/01/13 ..............................        261,250
                                                                    ------------
                                                                       1,463,081
                                                                    ------------

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
     HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)    25
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

              CHEMICALS AND DRUGS - 2.65%
$   220,000   Acetex Corp. (D)
              10.875%, due 08/01/09 .............................   $    242,000
    155,000   Alpharma, Inc. (C)
              8.625%, due 05/01/11 ..............................        162,750
    190,000   Hercules, Inc. (C)
              6.750%, due 10/15/29 ..............................        188,100
    200,000   IMC Global, Inc.
              10.875%, due 08/01/13 .............................        245,500
     10,000   Kronos International, Inc. (F)
              8.875%, due 06/30/09 ..............................         12,815
    175,000   Lyondell Chemical Co.
              9.500%, due 12/15/08 ..............................        182,875
     55,000   Lyondell Chemical Co.
              11.125%, due 07/15/12 .............................         61,050
     60,000   Nalco Co. (C)
              7.750%, due 11/15/11 ..............................         63,150
    115,000   Nalco Co. (C)
              8.875%, due 11/15/13 ..............................        121,325
    140,000   Nova Chemicals Corp. (D)
              6.500%, due 01/15/12 ..............................        140,000
     50,000   Noveon, Inc., Series B
              11.000%, due 02/28/11 .............................         58,250
     55,000   Resolution Performance Products LLC/RPP
              Capital Corp.
              8.000%, due 12/15/09 ..............................         56,925
    115,000   Rockwood Specialties Group, Inc.
              10.625%, due 05/15/11 .............................        122,475
                                                                    ------------
                                                                       1,657,215
                                                                    ------------
              COMMUNICATION - 6.45%
    150,000   American Tower Corp.
              9.375%, due 02/01/09 ..............................        160,875
     50,000   American Towers, Inc. (C)
              7.250%, due 12/01/11 ..............................         51,125
     85,000   CCO Holdings LLC/CCO Holdings Capital Corp. (C)
              8.750%, due 11/15/13 ..............................         83,725
     80,000   Charter Communciations Operating LLC/
              Charter Communications Capital Corp. (C)
              8.375%, due 04/30/14 ..............................         78,800
    160,000   Charter Communications Holdings II LLC/
              Charter Communications Holdings II
              Capital Corp. (C)
              10.250%, due 09/15/10 .............................        164,800
    130,000   Charter Communications Holdings LLC/
              Charter Communications Capital Corp.
              8.250%, due 04/01/07 ..............................        122,525
    820,000   Charter Communications Holdings LLC/
              Charter Communications Capital Corp.
              8.625%, due 04/01/09 ..............................        680,600
     15,000   Esprit Telecom Group PLC (D)(E)
              10.875%, due 06/15/08 .............................              2
    170,000   Nextel Communications, Inc.
              9.375%, due 11/15/09 ..............................        183,812
    700,000   Nextel Communications, Inc.
              7.375%, due 08/01/15 ..............................        727,125
    300,000   Qwest Capital Funding, Inc.
              7.250%, due 02/15/11 ..............................        244,500
    200,000   Qwest Corp. (C)(G)
              9.125%, due 03/15/12 ..............................        212,500
    885,000   Qwest Services Corp. (C)
              13.500%, due 12/15/10 .............................      1,026,600
    345,000   Telewest Communications PLC (B)(C)(D)
              9.250%, due 04/15/09 ..............................        179,400
     20,000   Telewest Communications PLC (B)(D)
              11.375%, due 02/01/10 .............................          9,400
    125,000   Triton PCS, Inc.
              8.750%, due 11/15/11 ..............................        115,312
                                                                    ------------
                                                                       4,041,101
                                                                    ------------
              CONSUMER CYCLICALS - 1.22%
    120,000   Advanced Accesory Systems LLC, Series B
              10.750%, due 06/15/11 .............................        125,100
    255,000   Burns, Philp Capital Property, Ltd.
              9.750%, due 07/15/12 ..............................        269,025
    105,000   Dura Operating Corp., Series D
              9.000%, due 05/01/09 ..............................        104,475
    175,000   Safilo Capital International S.A. (C)(F)
              9.625%, due 05/15/13 ..............................        190,726
     55,000   Technical Olympic USA, Inc.
              9.000%, due 07/01/10 ..............................         57,750
    440,000   WestPoint Stevens, Inc. (E)
              7.875%, due 06/15/05 ..............................         14,300
    105,000   WestPoint Stevens, Inc. (E)
              7.875%, due 06/15/08 ..............................          3,412
                                                                    ------------
                                                                         764,788
                                                                    ------------
              CONSUMER SERVICES - 1.96%
     65,000   GEO Group, Inc.
              8.250%, due 07/15/13 ..............................         67,600
    425,000   Iron Mountain, Inc.
              8.625%, due 04/01/13 ..............................        454,750
     70,000   Iron Mountain, Inc.
              7.750%, due 01/15/15 ..............................         71,750
    160,000   Merisant Co. (C)
              9.500%, due 07/15/13 ..............................        168,800
    125,000   Michael Foods, Inc. (C)
              8.000%, due 11/15/13 ..............................        131,406
     30,000   Pinnacle Foods Holding Corp. (C)
              8.250%, due 12/01/13 ..............................         31,313
    175,000   Roundy's, Inc., Series B
              8.875%, due 06/15/12 ..............................        189,875
     80,000   United Biscuits Finance PLC (F)
              10.625%, due 04/15/11 .............................        105,393
     90,000   Venture Holdings Co. LLC, Series B (E)
              9.500%, due 07/01/05 ..............................          3,825
                                                                    ------------
                                                                       1,224,712
                                                                    ------------
              CONSUMER STAPLES - 0.91%
     90,000   Finlay Enterprises, Inc.
              9.000%, due 05/01/08 ..............................         92,363
    195,000   Revlon Consumer Products Corp.
              8.625%, due 02/01/08 ..............................        182,325
    130,000   Samsonite Corp.
              10.750%, due 06/15/08 .............................        135,200
     35,000   Seminis Vegetable Seeds, Inc.
              10.250%, due 10/01/13 .............................         38,850
    110,000   Seminis Vegetable Seeds, Inc. (C)
              10.250%, due 10/01/13 .............................        122,100
                                                                    ------------
                                                                         570,838
                                                                    ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  26     HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

              CONTAINERS/PACKAGING - 4.96%
$   209,000   Corp Durango, S.A. de C.V., Series A (C)(D)(E)
              13.750%, due 07/15/09 .............................   $    137,940
    250,000   Crown European Holdings S.A. (D)
              9.500%, due 03/01/11 ..............................        280,312
    295,000   Crown European Holdings S.A. (D)
              10.875%, due 03/01/13 .............................        343,675
    195,000   Graham Packaging Co., Inc.
              8.750%, due 01/15/08 ..............................        196,463
     50,000   Graphic Packaging Corp.
              8.500%, due 08/15/11 ..............................         55,250
    260,000   Graphic Packaging Corp.
              9.500%, due 08/15/13 ..............................        292,500
    125,000   Greif, Inc.
              8.875%, due 08/01/12 ..............................        137,500
    325,000   Jefferson Smurfit Corp.
              8.250%, due 10/01/12 ..............................        347,750
    170,000   Kappa Beheer BV (D)
              10.625%, due 07/15/09 .............................        178,500
    295,000   Owens-Brockway Glass Container, Inc.
              8.875%, due 02/15/09 ..............................        320,444
    115,000   Owens-Brockway Glass Container, Inc.
              8.750%, due 11/15/12 ..............................        125,637
    310,000   Owens-Brockway Glass Container, Inc.
              8.250%, due 05/15/13 ..............................        320,075
    105,000   Plastipak Holdings, Inc.
              10.750%, due 09/01/11 .............................        113,400
     95,000   Pliant Corp. (B)(C)
              11.125%, due 06/15/09 .............................         79,325
    175,000   Pliant Corp.
              13.000%, due 06/01/10 .............................        158,375
     25,000   Portola Packaging. Inc. (C)
              8.250%, due 02/01/12 ..............................         21,125
                                                                    ------------
                                                                       3,108,271
                                                                    ------------
              DURABLE GOODS - 2.05%
    160,000   ArvinMeritor, Inc.
              8.750%, due 03/01/12 ..............................        174,400
    240,000   Collins & Aikman Products
              10.750%, due 12/31/11 .............................        248,400
    150,000   Dana Corp.
              6.500%, due 03/01/09 ..............................        157,500
     30,000   Dana Corp.
              10.125%, due 03/15/10 .............................         34,350
     60,000   Dana Corp.
              9.000%, due 08/15/11 ..............................         70,800
    115,000   Kinetek, Inc., Series D
              10.750%, due 11/15/06 .............................        101,775
     65,000   Metaldyne Corp.
              11.000%, due 06/15/12 .............................         55,250
    100,000   Metaldyne Corp. (C)
              10.000%, due 11/01/13 .............................         97,000
     65,000   Rexnord Corp.
              10.125%, due 12/15/12 .............................         70,850
    135,000   Tenneco Automotive, Inc., Series B
              10.250%, due 07/15/13 .............................        155,588
    100,000   Tenneco Automotive, Inc. (C)
              10.250%, due 07/15/13 .............................        115,250
                                                                    ------------
                                                                       1,281,163
                                                                    ------------
              ENERGY - 11.88%
    380,000   AES Corp. (C)
              8.750%, due 05/15/13 ..............................        413,250
    125,000   AES Corp. (C)
              9.000%, due 05/15/15 ..............................        136,250
    370,000   Allegheny Energy Supply Co., LLC (C)
              8.250%, due 04/15/12 ..............................        370,925
    135,000   AmeriGas Partners, L.P./AmeriGas Eagle
              Finance Corp., Series B
              8.875%, due 05/20/11 ..............................        148,163
    160,000   Belden & Blake Corp., Series B
              9.875%, due 06/15/07 ..............................        159,600
    270,000   Calpine Corp.
              8.500%, due 02/15/11 ..............................        189,000
    400,000   Calpine Corp. (C)
              8.750%, due 07/15/13 ..............................        354,000
    170,000   Centerpoint Energy, Inc
              7.250%, due 09/01/10 ..............................        181,281
    226,000   Centerpoint Energy, Inc.
              7.875%, due 04/01/13 ..............................        254,871
    325,000   Chesapeake Energy Corp.
              8.125%, due 04/01/11 ..............................        355,875
    160,000   Citgo Petroleum Corp.
              11.375%, due 02/01/11 .............................        184,800
    200,000   CMS Energy Corp.
              8.500%, due 04/15/11 ..............................        209,500
    100,000   Edison Mission Energy
              7.730%, due 06/15/09 ..............................         94,500
    235,000   El Paso Corp.
              7.000%, due 05/15/11 ..............................        199,750
    245,000   El Paso Natural Gas Co., Series A
              7.625%, due 08/01/10 ..............................        252,350
    195,000   El Paso Production Holding Co.
              7.750%, due 06/01/13 ..............................        185,250
    170,000   Encore Acquisition Co.
              8.375%, due 06/15/12 ..............................        185,300
     35,000   Encore Acquisition Co. (C)
              6.250%, due 04/15/14 ..............................         34,475
     40,000   EXCO Resources, Inc. (C)
              7.250%, due 01/15/11 ..............................         40,400
    335,000   FirstEnergy Corp., Series B
              6.450%, due 11/15/11 ..............................        352,688
    160,000   Gaz Capital S.A. (C)(D)
              8.625%, due 04/28/34 ..............................        154,400
     65,000   Giant Industries, Inc. (H)
              8.000%, due 05/15/14 ..............................         65,000
    144,000   GulfTerra Energy Partners L.P., Series B
              8.500%, due 06/01/10 ..............................        160,560
    195,000   Hanover Equipment Trust, Series B (G)
              8.750%, due 09/01/11 ..............................        209,625
    100,000   Magnum Hunter Resources, Inc.
              9.600%, due 03/15/12 ..............................        111,000
    100,000   MSW Energy Holdings LLC/MSW Energy
              Finance Co., Inc. (C)
              7.375%, due 09/01/10 ..............................        103,500
    355,000   NRG Energy, Inc. (C)
              8.000%, due 12/15/13 ..............................        357,662
    100,000   OAO Gazprom (C)(D)
              9.625%, due 03/01/13 ..............................        102,750

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
     HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)    27
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

              ENERGY (CONTINUED)
$    40,000   Parker Drilling Co.
              9.625%, due 10/01/13 ..............................   $     43,200
    130,000   Peabody Energy Corp., Series B
              6.875%, due 03/15/13 ..............................        135,200
    150,000   Petroleum Geo-Services ASA
              10.000%, due 11/05/10 .............................        163,500
     35,000   PG&E Corp. (C)
              6.875%, due 07/15/08 ..............................         37,275
    170,000   Pioneer Natural Resources Co.
              7.500%, due 04/15/12 ..............................        195,147
    170,000   Premcor Refining Group, Inc.
              7.750%, due 02/01/12 ..............................        178,075
    185,000   Reliant Energy, Inc.
              9.250%, due 07/15/10 ..............................        197,950
    100,000   Reliant Energy, Inc.
              9.500%, due 07/15/13 ..............................        108,500
     80,000   SESI LLC
              8.875%, due 05/15/11 ..............................         86,600
    170,000   Southern Natural Gas Co.
              8.875%, due 03/15/10 ..............................        187,850
     40,000   Stone Energy Corp.
              8.250%, due 12/15/11 ..............................         43,200
     85,000   TECO Energy, Inc.
              10.500%, due 12/01/07 .............................         95,625
    155,000   TECO Energy, Inc.
              7.500%, due 06/15/10 ..............................        158,487
    225,000   Vintage Petroleum, Inc.
              8.250%, due 05/01/12 ..............................        246,375
                                                                    ------------
                                                                       7,443,709
                                                                    ------------
              FINANCE - 1.62%
    146,000   Alamosa, Inc. (B)
              12.000%, due 07/31/09 .............................        137,240
     32,500   Alamosa, Inc.
              11.000%, due 07/31/10 .............................         35,262
     40,000   Alamosa, Inc. (C)
              8.500%, due 01/31/12 ..............................         38,700
    110,000   Arch Western Finance LLC (C)
              6.750%, due 07/01/13 ..............................        113,300
    170,000   Bombardier Recreational Products, Inc. (C)(D)
              8.375%, due 12/15/13 ..............................        168,300
     25,000   CB Richard Ellis Group, Inc.
              9.750%, due 05/15/10 ..............................         27,875
     70,000   Eircom Funding (D)
              8.250%, due 08/15/13 ..............................         75,600
    210,000   JSG Funding PLC (D)
              9.625%, due 10/01/12 ..............................        236,250
    165,000   PCA LLC/PCA Finance Corp.
              11.875%, due 08/01/09 .............................        184,800
                                                                    ------------
                                                                       1,017,327
                                                                    ------------
              HEALTH CARE SERVICES - 2.96%
    235,000   Alliance Imaging, Inc.
              10.375%, due 04/15/11 .............................        235,000
    150,000   Beverly Enterprises, Inc.
              9.625%, due 04/15/09 ..............................        174,750
    100,000   Extendicare Health Services, Inc. (C)
              6.875%, due 05/01/14 ..............................         97,250
    705,000   HCA, Inc.
              7.875%, due 02/01/11 ..............................        778,355
    135,000   InSight Health Services Corp., Series B
              9.875%, due 11/01/11 ..............................        136,350
    190,000   Mariner Health Care, Inc. (C)
              8.250%, due 12/15/13 ..............................        191,900
    140,000   Tenet Healthcare Corp.
              6.500%, due 06/01/12 ..............................        121,450
    110,000   Triad Hospitals, Inc., Series B (C)
              8.750%, due 05/01/09 ..............................        121,962
                                                                    ------------
                                                                       1,857,017
                                                                    ------------
              INDUSTRIALS - 6.26%
    160,000   AMSTED Industries, Inc. (C)
              10.250%, due 10/15/11 .............................        180,800
    120,000   BE Aerospace, Inc., Series B
              8.875%, due 05/01/11 ..............................        115,800
    145,000   Blount, Inc.
              7.000%, due 06/15/05 ..............................        150,800
    115,000   Blount, Inc.
              13.000%, due 08/01/09 .............................        124,200
     45,000   Communications & Power Industries, Inc. (C)
              8.000%, due 02/01/12 ..............................         45,900
     65,000   Delco Remy International, Inc. (C)
              9.375%, due 04/15/12 ..............................         64,188
     90,000   Dunlop Standard Aerospace Holdings PLC (C)(D)
              11.875%, due 05/15/09 .............................         95,175
     80,000   Eagle-Picher Industries, Inc.
              9.750%, due 09/01/13 ..............................         87,600
    300,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13 ..............................        303,750
    195,000   General Binding Corp.
              9.375%, due 06/01/08 ..............................        198,169
     32,500   Grupo Transportacion Ferroviaria
              Mexicana, S.A. de C.V. (D)
              12.500%, due 06/15/12 .............................         39,025
     75,000   Jacuzzi Brands, Inc.
              9.625%, due 07/01/10 ..............................         84,000
     50,000   JLG Industies, Inc.
              8.250%, due 05/01/08 ..............................         54,250
    135,000   Johnsondiversey Holdings, Inc. (B)
              10.670%, due 05/15/13 .............................        102,600
    365,000   Johnsondiversey, Inc., Series B
              9.625%, due 05/15/12 ..............................        399,675
     95,000   Manitowoc Co., Inc.
              10.375%, due 05/15/11 .............................        125,723
     95,000   Manitowoc Co., Inc.
              10.500%, due 08/01/12 .............................        108,300
    145,000   Muzak LLC/Muzak Finance Corp.
              10.000%, due 02/15/09 .............................        148,625
    135,000   Ocean Rig Norway AS (D)
              10.250%, due 06/01/08 .............................        133,650
     80,000   Oxford Automotive, Inc. (C)
              12.000%, due 10/15/10 .............................         60,400
    120,000   SPX Corp.
              7.500%, due 01/01/13 ..............................        126,900

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  28    HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

              INDUSTRIALS (CONTINUED)
$   100,000   Thermadyne Holdings Corp. (C)
              9.250%, due 02/01/14 ..............................   $    101,500
    132,000   TRW Automotive, Inc.
              9.375%, due 02/15/13 ..............................        151,140
    130,000   TRW Automotive, Inc.
              11.000%, due 02/15/13 .............................        154,700
    115,000   United Rentals North America, Inc. (C)
              6.500%, due 02/15/12 ..............................        110,975
     80,000   United Rentals North America, Inc. (C)
              7.000%, due 02/15/14 ..............................         74,400
     85,000   Valmont Industries, Inc. (C)(H)
              6.875%, due 05/01/14 ..............................         85,000
    100,000   Werner Holding Co., Inc.
              10.000%, due 11/15/07 .............................         77,500
    405,000   Xerox Corp.
              7.625%, due 06/15/13 ..............................        413,100
                                                                    ------------
                                                                       3,917,845
                                                                    ------------
              MACHINERY - 1.43%
    220,000   AGCO Corp.
              9.500%, due 05/01/08 ..............................        240,900
    110,000   AGCO Corp.
              6.875%, due 04/15/14 ..............................        130,095
     95,000   Case New Holland, Inc. (C)
              9.250%, due 08/01/11 ..............................        105,925
    100,000   Case New Holland, Inc. (C)
              9.250%, due 08/01/11 ..............................        111,500
     50,000   Columbus McKinnon Corp.
              10.000%, due 08/01/10 .............................         53,000
    175,000   Terex Corp., Series B
              10.375%, due 04/01/11 .............................        199,062
     50,000   Terex Corp. (C)
              7.375%, due 01/15/14 ..............................         52,125
                                                                    ------------
                                                                         892,607
                                                                    ------------
              MEDIA - 7.73%
    150,000   Allbritton Communications Co.
              7.750%, due 12/15/12 ..............................        153,000
    250,000   Cablevision Systems Corp. (C)
              8.000%, due 04/15/12 ..............................        250,625
    620,000   CSC Holdings, Inc., Series B
              8.125%, due 08/15/09 ..............................        663,400
    150,000   CSC Holdings, Inc. (C)
              6.750%, due 04/15/12 ..............................        148,875
    205,000   Dex Media East LLC/Dex Media East Finance Co.
              9.875%, due 11/15/09 ..............................        229,856
     35,000   Dex Media East LLC/Dex Media East Finance Co.
              12.125%, due 11/15/12 .............................         40,600
     20,000   Dex Media West LLC/Dex Media Finance Co. (C)
              8.500%, due 08/15/10 ..............................         21,700
    240,000   Dex Media West LLC/Dex Media Finance Co. (C)
              9.875%, due 08/15/13 ..............................        262,800
     70,000   Dex Media, Inc. (C)
              8.000%, due 11/15/13 ..............................         67,900
    225,000   DirecTV Holdings LLC
              8.375%, due 03/15/13 ..............................        251,437
    230,000   Emmis Communications Corp. (B)
              12.500%, due 03/15/11 .............................        230,000
    130,000   Emmis Operating Co. (C)(H)
              6.875%, due 05/15/12 ..............................        129,675
    285,000   Lamar Media Corp.
              7.250%, due 01/01/13 ..............................        306,375
    200,000   Lighthouse International Co. S.A. (C)(F)
              8.000%, due 04/30/14 ..............................        241,925
    285,000   MediaCom Broadband LLC
              11.000%, due 07/15/13 .............................        304,950
    170,000   Medianews Group, Inc. (C)
              6.875%, due 10/01/13 ..............................        168,300
    140,000   PRIMEDIA, Inc.
              8.875%, due 05/15/11 ..............................        142,450
     50,000   PRIMEDIA, Inc. (C)
              8.000%, due 05/15/13 ..............................         49,375
    140,000   R. H. Donnelley Finance Corp. I
              10.875%, due 12/15/12 .............................        166,600
     60,000   Radio One, Inc., Series B
              8.875%, due 07/01/11 ..............................         66,450
    280,000   Spanish Broadcasting Systems, Inc.
              9.625%, due 11/01/09 ..............................        296,100
     95,000   Vivendi Universal S.A., Series B (D)
              9.250%, due 04/15/10 ..............................        110,913
     50,000   Warner Music Group (C)
              7.375%, due 04/15/14 ..............................         50,250
     90,000   XM Satellite Radio, Inc. (C)
              6.650%, due 05/01/09 ..............................         90,900
     30,392   XM Satellite Radio, Inc. (B)
              14.000%, due 12/31/09 .............................         29,252
    144,000   XM Satellite Radio, Inc.
              12.000%, due 06/15/10 .............................        166,500
    185,000   Young Broadcasting, Inc.
              8.500%, due 12/15/08 ..............................        198,413
                                                                    ------------
                                                                       4,838,621
                                                                    ------------
              METALS AND MINING - 1.26%
     85,000   Commonwealth Industries, Inc.
              10.750%, due 10/01/06 .............................         85,425
     40,981   Doe Run Resources Corp., Series AI (E)(J)
              14.500%, due 11/01/08 PIK .........................         22,539
     95,000   Earle M. Jorgensen Co.
              9.750%, due 06/01/12 ..............................        106,400
    255,000   Kaiser Aluminum & Chemical Corp. (E)
              9.875%, due 02/15/49 ..............................        247,350
     25,000   Oregon Steel Mills, Inc.
              10.000%, due 07/15/09 .............................         25,875
    140,000   Russel Metals, Inc. (C)(D)
              6.375%, due 03/01/14 ..............................        138,250
     60,000   SGL Carbon Luxembourg S.A. (C)(F)
              8.500%, due 02/01/12 ..............................         74,015
     85,000   TriMas Corp.
              9.875%, due 06/15/12 ..............................         91,800
                                                                    ------------
                                                                         791,654
                                                                    ------------

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
     HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)    29
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

              PIPELINE - 2.62%
$    40,000   ANR Pipeline, Co.
              8.875%, due 03/15/10 ..............................   $     44,200
    135,000   ANR Pipeline, Co.
              9.625%, due 11/01/21 ..............................        153,225
    175,000   Dynegy Holdings, Inc. (C)
              9.875%, due 07/15/10 ..............................        189,875
    220,000   Dynegy Holdings, Inc.
              6.875%, due 04/01/11 ..............................        188,100
     60,000   Williams Cos., Inc.
              8.625%, due 06/01/10 ..............................         66,000
    955,000   Williams Cos., Inc.
              7.125%, due 09/01/11 ..............................        997,975
                                                                    ------------
                                                                       1,639,375
                                                                    ------------
              PRINTING - 0.76%
    125,000   Hollinger International Publishing, Inc.
              9.000%, due 12/15/10 ..............................        138,750
     65,000   Hollinger, Inc. (C)(D)
              11.875%, due 03/01/11 .............................         76,050
     50,000   Houghton Mifflin Co.
              9.875%, due 02/01/13 ..............................         49,375
     75,000   Mail-Well I Corp.
              9.625%, due 03/15/12 ..............................         82,500
    135,000   Mail-Well I Corp. (C)
              7.875%, due 12/01/13 ..............................        127,575
                                                                    ------------
                                                                         474,250
                                                                    ------------
              REITS - 0.02%
     10,000   Host Marriott L.P., Series I
              9.500%, due 01/15/07 ..............................         11,100
                                                                    ------------
              RECREATION - 6.35%
    122,000   AMC Entertainment, Inc.
              9.500%, due 02/01/11 ..............................        127,490
     55,000   Ameristar Casinos, Inc.
              10.750%, due 02/15/09 .............................         63,800
     95,000   AMF Bowling Worldwide, Inc. (C)
              10.000%, due 03/01/10 .............................         98,563
     60,000   Aztar Corp.
              9.000%, due 08/15/11 ..............................         67,350
    220,000   Boyd Gaming Corp. (C)
              6.750%, due 04/15/14 ..............................        216,700
    140,000   Caesars Entertainment, Inc.
              8.875%, due 09/15/08 ..............................        156,100
    290,000   Caesars Entertainment, Inc.
              8.125%, due 05/15/11 ..............................        320,450
    470,000   Hilton Hotels Corp.
              7.625%, due 12/01/12 ..............................        525,225
    185,000   Isle of Capri Casinos, Inc. (C)
              7.000%, due 03/01/14 ..............................        181,300
    140,000   Mandalay Resort Group
              9.375%, due 02/15/10 ..............................        162,400
    160,000   MGM Mirage, Inc.
              8.500%, due 09/15/10 ..............................        180,400
    160,000   MGM Mirage, Inc.
              8.375%, due 02/01/11 ..............................        176,800
      8,000   Pinnacle Entertainment, Inc., Series B
              9.250%, due 02/15/07 ..............................          8,200
    130,000   Pinnacle Entertainment, Inc. (C)
              8.250%, due 03/15/12 ..............................        125,125
    150,000   Pinnacle Entertainment, Inc., Series B
              8.750%, due 10/01/13 ..............................        151,500
    135,000   Regal Cinemas, Inc., Series B
              9.375%, due 02/01/12 ..............................        159,975
    165,000   Royal Caribbean Cruises, Ltd.
              6.875%, due 12/01/13 ..............................        165,413
    310,000   Six Flags, Inc.
              9.750%, due 04/15/13 ..............................        326,662
    160,000   Starwood Hotels & Resorts Worldwide, Inc. (G)
              7.875%, due 05/01/12 ..............................        175,000
    205,000   Station Casinos, Inc. (C)
              6.500%, due 02/01/14 ..............................        201,925
    200,000   Vail Resorts, Inc. (C)
              6.750%, due 02/15/14 ..............................        196,000
    165,000   Venetian Casino Resort LLC
              11.000%, due 06/15/10 .............................        193,050
                                                                    ------------
                                                                       3,979,428
                                                                    ------------
              RETAIL - 3.34%
    180,000   Cole National Group, Inc.
              8.875%, due 05/15/12 ..............................        194,400
    360,000   Couche Tard US L.P.
              7.500%, due 12/15/13 ..............................        378,000
    120,000   Dollar General Corp.
              8.625%, due 06/15/10 ..............................        136,500
     75,000   Finlay Fine Jewelry Corp.
              8.375%, due 05/01/08 ..............................         77,156
    180,000   J Crew Operating Corp.
              10.375%, due 10/15/07 .............................        180,225
     40,000   Jitney-Jungle Stores of America, Inc. (E)
              12.000%, due 03/01/06 .............................              4
     10,000   Jitney-Jungle Stores of America, Inc. (E)
              10.375%, due 09/15/07 .............................              1
    155,000   Remington Arms Co., Inc.
              10.500%, due 02/01/11 .............................        154,225
     60,000   Rite Aid Corp.
              9.500%, due 02/15/11 ..............................         67,350
    385,000   Rite Aid Corp.
              9.250%, due 06/01/13 ..............................        408,100
    300,000   Saks, Inc. (C)
              7.000%, due 12/01/13 ..............................        306,000
    155,000   Williams Scotsman, Inc.
              9.875%, due 06/01/07 ..............................        154,225
     35,000   Williams Scotsman, Inc.
              10.000%, due 08/15/08 .............................         38,325
                                                                    ------------
                                                                       2,094,511
                                                                    ------------
              SCHOOLS - 0.32%
    199,000   KinderCare Learning Centers, Inc., Series B
              9.500%, due 02/15/09 ..............................        202,150
                                                                    ------------
              TECHNOLOGY - 1.17%
    175,000   Amkor Technology, Inc.
              7.750%, due 05/15/13 ..............................        172,375
    125,000   Argo-Tech Corp., Series D
              8.625%, due 10/01/07 ..............................        125,000
     80,000   BE Aerospace, Inc.
              9.500%, due 11/01/08 ..............................         80,000

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  30     HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

              TECHNOLOGY (CONTINUED)
$   243,000   Fisher Scientific International, Inc.
              8.125%, due 05/01/12 ..............................   $    263,655
     35,000   NDC Health Corp.
              10.500%, due 12/01/12 .............................         39,025
     45,000   ON Semiconductor Corp.
              13.000%, due 05/15/08 .............................         54,225
                                                                    ------------
                                                                         734,280
                                                                    ------------
              TELECOMMUNICATIONS - 6.63%
     15,755   Avalon Cable Holding Finance, Inc. (B)
              11.875%, due 12/01/08 .............................         16,740
    220,000   Centennial Cellular Corp Operating Co./
              Centennial Communications Corp. LLC
              10.125%, due 06/15/13 .............................        226,600
    222,000   Citizens Communications Co.
              9.000%, due 08/15/31 ..............................        217,925
    160,000   Colt Telecom Group PLC (D)
              7.625%, due 12/15/09 ..............................        194,498
    175,000   Crown Castle International Corp.
              7.500%, due 12/01/13 ..............................        174,563
    220,000   Dobson Communications Corp.
              8.875%, due 10/01/13 ..............................        172,150
    400,000   EchoStar DBS Corp.
              6.375%, due 10/01/11 ..............................        404,500
    180,000   GCI, Inc. (C)
              7.250%, due 02/15/14 ..............................        174,600
    285,000   Granite Broadcasting Corp. (C)
              9.750%, due 12/01/10 ..............................        279,300
    150,000   Innova S de RL de CV (D)
              9.375%, due 09/19/13 ..............................        162,938
    180,000   Insight Midwest L.P./Insight Capital, Inc.
              9.750%, due 10/01/09 ..............................        189,900
    445,000   Lucent Technologies, Inc.
              5.500%, due 11/15/08 ..............................        422,750
     25,520   MCI, Inc.
              5.908%, due 05/01/07 ..............................         25,232
     25,520   MCI, Inc.
              6.688%, due 05/01/09 ..............................         24,244
     21,874   MCI, Inc.
              7.735%, due 05/01/14 ..............................         20,288
    165,000   Millicom International Cellular S.A. (C)(D)
              10.000%, due 12/01/13 .............................        169,125
    180,000   Nortel Networks, Ltd.
              6.125%, due 02/15/06 ..............................        177,975
     15,000   NTL Cable PLC (C)(D)
              8.750%, due 04/15/14 ..............................         15,488
    110,000   Paxson Communications Corp.
              10.750%, due 07/15/08 .............................        116,050
    165,000   Paxson Communications Corp. (B)
              12.250%, due 01/15/09 .............................        143,137
    100,000   Rogers Wireless Communications, Inc. (C)
              6.375%, due 03/01/14 ..............................         94,000
     52,000   Rural Cellular Corp.
              9.750%, due 01/15/10 ..............................         48,620
    200,000   Rural Cellular Corp.
              9.875%, due 02/01/10 ..............................        205,500
     40,000   Rural Cellular Corp. (C)
              8.250%, due 03/15/12 ..............................         41,300
    145,000   Time Warner Telecom Holdings, Inc. (C)
              9.250%, due 02/15/14 ..............................        134,850
    145,000   Time Warner Telecom, Inc.
              10.125%, due 02/01/11 .............................        121,075
    175,000   Western Wireless Corp.
              9.250%, due 07/15/13 ..............................        179,812
                                                                    ------------
                                                                       4,153,160
                                                                    ------------
              TRANSPORTATION - 0.92%
    110,000   CHC Helicopter Corp. (C)
              7.375%, due 05/01/14 ..............................        111,375
    150,000   GulfMark Offshore, Inc.
              8.750%, due 06/01/08 ..............................        154,125
    235,000   Kansas City Southern Railway Co.
              7.500%, due 06/15/09 ..............................        242,050
     60,000   Stena AB (D)
              9.625%, due 12/01/12 ..............................         67,500
                                                                    ------------
                                                                         575,050
                                                                    ------------
              UTILITIES - 1.96%
    150,000   Empresa Nacional de Electricidad S.A. (D)
              8.350%, due 08/01/13 ..............................        160,944
     75,000   Illinois Power Co.
              11.500%, due 12/15/10 .............................         88,875
    230,000   Midwest Generation LLC (C)
              8.750%, due 05/01/34 ..............................        228,850
    200,000   Mirant Americas Generation LLC (E)
              8.300%, due 05/01/11 ..............................        145,000
    120,000   Mission Energy Holding Co.
              13.500%, due 07/15/08 .............................        131,700
     35,000   Nevada Power Co. (C)
              6.500%, due 04/15/12 ..............................         34,738
    250,000   PSEG Energy Holdings, Inc.
              8.625%, due 02/15/08 ..............................        268,750
     60,000   Sierra Pacific Power Co. (C)
              6.250%, due 04/15/12 ..............................         58,950
    110,000   Sierra Pacific Resources (C)
              8.625%, due 03/15/14 ..............................        111,100
                                                                    ------------
                                                                       1,228,907
                                                                    ------------
              WASTE DISPOSAL - 1.61%
    265,000   Allied Waste Industries, Inc., Series B
              8.875%, due 04/01/08 ..............................        294,150
    360,000   Allied Waste Industries, Inc. (C)
              6.500%, due 11/15/10 ..............................        360,000
    330,000   Allied Waste Industries, Inc.
              7.875%, due 04/15/13 ..............................        354,750
                                                                    ------------
                                                                       1,008,900
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS ...................     55,981,764
              ( Cost $54,399,875 )                                  ------------

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
     HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)    31
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS - 0.77%

              CHEMICALS AND DRUGS - 0.00%
         43   Sterling Chemicals, Inc. * ........................   $      1,102
                                                                    ------------
              COMMUNICATION - 0.10%
         20   Allstream, Inc., Class A * ........................          1,080
      1,080   Allstream, Inc., Class B * ........................         58,116
                                                                    ------------
                                                                          59,196
                                                                    ------------
              INDUSTRIALS - 0.11%
      3,315   Hayes Lemmerz International, Inc. * ...............         47,835
         16   Oxford Automotive, Inc. * .........................              0
      1,602   Thermadyne Holdings Corp. * .......................         23,870
                                                                    ------------
                                                                          71,705
                                                                    ------------
              TELECOMMUNICATIONS - 0.36%
        625   Completel Europe N.V. * ...........................         23,938
        448   ITC DeltaCom, Inc. * ..............................          2,657
     30,063   Jazztel PLC * .....................................         11,882
      9,533   MCI, Inc. * .......................................        135,179
        921   NTL, Inc. * .......................................         52,285
        480   Versatel Telecom International N.V. * .............          1,029
                                                                    ------------
                                                                         226,970
                                                                    ------------
              UTILITIES - 0.20%
      7,046   DPL, Inc. .........................................        124,151
                                                                    ------------

              TOTAL COMMON STOCKS ...............................        483,124
              ( Cost $708,631 )                                     ------------

PREFERRED STOCKS - 0.29%

              INDUSTRIALS - 0.00%
         11   HLI Operating Co., Inc. ...........................            913
                                                                    ------------
              MEDIA - 0.29%
        607   Cablevision Systems Corp., Series M ...............         63,431
      1,350   PRIMEDIA, Inc. ....................................        117,450
          1   PTV, Inc. .........................................              8
                                                                    ------------
                                                                         180,889
                                                                    ------------

              TOTAL PREFERRED STOCKS ............................        181,802
              ( Cost $186,418 )                                     ------------

WARRANTS AND RIGHTS - 0.01%

              CHEMICALS AND DRUGS - 0.00%
          2   Sterling Chemicals, Inc., Exp. 12/19/08 * .........              1
                                                                    ------------
              COMMUNICATION - 0.00%
        175   GT Group Telecom, Inc., Exp. 02/01/10 (C) * .....               44
                                                                    ------------
              FINANCE - 0.00%
        150   Ono Finance PLC, Series A, Exp. 05/31/09 (C) * ..                0
         45   Ono Finance PLC, Exp. 02/15/11 (C) * ............                1
                                                                    ------------
                                                                               1
                                                                    ------------
              INDUSTRIALS - 0.00%
        447   Thermadyne Holdings Corp., Class A,
              Exp. 05/23/04 * .................................              603
        270   Thermadyne Holdings Corp., Class B,
              Exp. 05/23/06 * .................................              486
                                                                    ------------
                                                                           1,089
                                                                    ------------
              TELECOMMUNICATIONS - 0.01%
         55   XM Satellite Radio Holdings, Inc.,
              Exp. 03/03/10 * .................................            2,035
                                                                    ------------
              TOTAL WARRANTS AND RIGHTS .......................            3,170
              ( Cost $16,058 )                                      ------------

  Par Value
  ---------

FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS - 0.63%

              BRAZIL - 0.29%
$   196,000   Federal Republic of Brazil (D)
              11.000%, due 08/17/40 .............................        182,280
                                                                    ------------
              PANAMA - 0.19%
    111,000   Panama Government International Bond (D)
              9.375%, due 01/16/23 ..............................        116,273
                                                                    ------------
              RUSSIA - 0.15%
     65,000   Russia Government International Bond (D)
              12.750%, due 06/24/28 .............................         96,038
                                                                    ------------
              TOTAL FOREIGN GOVERNMENT AND AGENCY
              OBLIGATIONS .......................................        394,591
              ( Cost $442,686 )                                     ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 4.93%

              STUDENT LOAN MARKETING ASSOCIATION - 4.93%
  3,091,000   0.900%, due 05/03/04 ..............................      3,090,845
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS .......................................      3,090,845
              ( Cost $3,090,845 )                                   ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  32    HIGH INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
INVESTMENT COMPANIES - 17.52%

         20   SSgA Prime Money Market Fund ......................   $         20
 10,971,565   State Street Navigator Securities
              Lending Prime Portfolio (I) .......................     10,971,565
                                                                    ------------
              TOTAL INVESTMENT COMPANIES ........................     10,971,585
              ( Cost $10,971,585 )                                  ------------

TOTAL INVESTMENTS - 114.77% .....................................     71,883,726
( Cost $70,552,864** )                                              ------------
NET OTHER ASSETS AND LIABILITIES - (14.77)% .....................     (9,250,502)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $ 62,633,224
                                                                    ============

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $70,644,009.
(A)  Rate noted represents annualized yield at time of purchase.
(B) Represents security that remains a specified coupon until a predetermined date, at which time the stated rate becomes the effective rate.
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities are 8.28% of total net assets.
(E)  In Default.
(F) Notes and bonds, issued by foreign entities, denominated in their local currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities are 1.00% of total net assets.
(G)  Floating rate or variable rate note.
(H)  Security purchased on a delayed delivery or when-issued basis.
(I)  Represents collateral held in connection with securities lending.
(J)  Represents a private placement security.
ADR  American Depository Receipt.
PIK  Payment-In-Kind.
PLC  Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                            Appreciation/
Currency      Settlement Date    Local Amount   Face Amount     Value      (Depreciation)
--------      ---------------    ------------   -----------     -----      --------------
Euro (sell)      06/16/04            26,631       $ 32,357     $ 31,854        $   503
Euro (sell)      06/16/04            31,089       $ 37,773     $ 37,185        $   588
Euro (sell)      06/16/04            13,357       $ 16,545     $ 15,977        $   568
Euro (sell)      06/16/04            17,970       $ 22,031     $ 21,494        $   537
Euro (buy)       06/16/04            68,849       $ 84,289     $ 82,350        $(1,939)
Euro (sell)      06/16/04            13,385       $ 16,343     $ 16,010        $   333
Euro (sell)      06/16/04           514,764       $625,953     $615,708        $10,245
Euro (sell)      06/16/04            13,352       $ 16,343     $ 15,970        $   373
Euro (sell)      06/16/04            13,447       $ 16,415     $ 16,084        $   331
Euro (sell)      06/16/04            13,881       $ 16,754     $ 16,603        $   151
Euro (sell)      06/16/04           205,000       $247,230     $245,200        $ 2,030
Euro (sell)      06/16/04           110,000       $131,065     $131,571        $  (506)
Euro (buy)       06/16/04             7,671       $  9,093     $  9,176        $    83
Euro (buy)       06/16/04            16,874       $ 19,962     $ 20,183        $   221
                                                                               -------
                                                                               $13,518
                                                                               =======

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
            BALANCED FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)           33
--------------------------------------------------------------------------------

                                                                         Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS - 58.89%

              CONSUMER DISCRETIONARY - 6.56%
     49,900   Carnival Corp. ....................................   $  2,129,233
     18,434   Comcast Corp., Class A * ..........................        554,863
     39,700   Cox Communications, Inc., Class A * ...............      1,297,793
     40,000   Home Depot, Inc. ..................................      1,407,600
     62,400   McDonald's Corp. ..................................      1,699,152
     69,700   Target Corp. ......................................      3,022,889
     23,700   Tiffany & Co. .....................................        924,300
     15,300   Viacom, Inc., Class B .............................        591,345
     60,100   Walt Disney Co. ...................................      1,384,103
                                                                    ------------
                                                                      13,011,278
                                                                    ------------
              CONSUMER STAPLES - 6.64%
     36,800   Coca-Cola Co. .....................................      1,860,976
     56,100   CVS Corp. .........................................      2,167,143
     34,900   General Mills, Inc. ...............................      1,701,375
     37,900   Kimberly-Clark Corp. ..............................      2,480,555
      9,800   Procter & Gamble Co. ..............................      1,036,350
     81,400   Sara Lee Corp. ....................................      1,878,712
     35,900   Wal-Mart Stores, Inc. .............................      2,046,300
                                                                    ------------
                                                                      13,171,411
                                                                    ------------
              ENERGY - 4.46%
     17,200   Anadarko Petroleum Corp. ..........................        921,576
     25,264   BP PLC, ADR .......................................      1,336,466
     20,500   Devon Energy Corp. ................................      1,254,600
     42,500   Exxon Mobil Corp. .................................      1,808,375
     11,900   Kerr-McGee Corp. ..................................        582,267
     33,400   Marathon Oil Corp. ................................      1,120,904
     25,100   Schlumberger, Ltd. ................................      1,469,103
     13,016   Transocean, Inc. * ................................        361,454
                                                                    ------------
                                                                       8,854,745
                                                                    ------------
              FINANCIALS - 12.32%
     21,000   ACE, Ltd. .........................................        920,640
     47,000   Allstate Corp. ....................................      2,157,300
     27,000   American International Group, Inc. ................      1,934,550
     41,696   Bank of America Corp. .............................      3,356,111
     33,690   Bank One Corp. ....................................      1,663,275
      9,000   Chubb Corp. .......................................        621,000
     80,000   Citigroup, Inc. ...................................      3,847,200
     10,000   Goldman Sachs Group, Inc. .........................        967,500
     25,000   Marsh & McLennan Cos., Inc. .......................      1,127,500
     28,000   Morgan Stanley ....................................      1,438,920
     33,000   National City Corp. ...............................      1,144,110
     50,000   Prudential Financial, Inc. ........................      2,197,000
     16,100   SunTrust Banks, Inc. ..............................      1,095,605
     34,800   Wells Fargo & Co. .................................      1,964,808
                                                                    ------------
                                                                      24,435,519
                                                                    ------------
              HEALTH CARE - 7.23%
     35,000   Abbott Laboratories ...............................      1,540,700
     42,300   Applera Corp. - Applied Biosystems Group ..........        785,511
     44,500   Baxter International, Inc. ........................      1,408,425
     57,800   Bristol-Myers Squibb Co. ..........................      1,450,780
     10,800   Genzyme Corp. * ...................................        470,448
     39,600   GlaxoSmithKline PLC, ADR ..........................      1,663,200
     76,500   IMS Health, Inc. ..................................      1,931,625
     18,300   MedImmune, Inc. * .................................        443,592
     85,962   Pfizer, Inc. ......................................      3,074,001
     41,400   Wyeth .............................................      1,576,098
                                                                    ------------
                                                                      14,344,380
                                                                    ------------
              INDUSTRIALS - 6.94%
     32,000   Burlington Northern Santa Fe Corp. ................      1,046,400
     31,000   Dover Corp. .......................................      1,240,930
     18,000   Emerson Electric Co. ..............................      1,083,960
     15,000   FedEx Corp. .......................................      1,078,650
     76,000   General Electric Co. ..............................      2,276,200
     47,000   Honeywell International, Inc. .....................      1,625,260
     16,000   Illinois Tool Works, Inc. .........................      1,379,360
     23,000   Textron, Inc. .....................................      1,269,140
     18,000   United Technologies Corp. .........................      1,552,680
     43,000   Waste Management, Inc. ............................      1,221,200
                                                                    ------------
                                                                      13,773,780
                                                                    ------------
              INFORMATION TECHNOLOGY - 9.61%
     87,800   ADC Telecommunications, Inc. * ....................        219,500
     39,000   Applied Materials, Inc. * .........................        710,970
     61,600   Autodesk, Inc. ....................................      2,063,600
     38,400   Celestica, Inc. * .................................        675,072
     50,900   Cisco Systems, Inc. * .............................      1,062,283
     33,200   Computer Sciences Corp. * .........................      1,358,212
     17,600   Dell, Inc. * ......................................        610,896
     37,800   EMC Corp. * .......................................        421,848
     27,265   First Data Corp. ..................................      1,237,559
     50,200   Hewlett-Packard Co. ...............................        988,940
     21,600   Intel Corp. .......................................        555,768
     23,900   International Business Machines Corp. .............      2,107,263
     30,238   Koninklijke Philips Electronics N.V., ADR .........        810,681
     37,400   Micron Technology, Inc. * .........................        509,388
     69,200   Microsoft Corp. ...................................      1,797,124
     77,700   Motorola, Inc. ....................................      1,418,025
     56,000   PeopleSoft, Inc. * ................................        945,280
     47,900   Texas Instruments, Inc. ...........................      1,202,290
     14,196   VERITAS Software Corp. * ..........................        378,607
                                                                    ------------
                                                                      19,073,306
                                                                    ------------
              MATERIALS - 1.61%
     23,500   Alcoa, Inc. .......................................        722,625
     26,000   E.I. du Pont de Nemours & Co. .....................      1,116,700
     35,000   Rohm and Haas Co. .................................      1,357,300
                                                                    ------------
                                                                       3,196,625
                                                                    ------------
              TELECOMMUNICATION SERVICES - 2.21%
     27,000   ALLTEL Corp. ......................................      1,359,180
     74,000   SBC Communications, Inc. ..........................      1,842,600
     31,020   Verizon Communications, Inc. ......................      1,170,695
                                                                    ------------
                                                                       4,372,475
                                                                    ------------
              UTILITIES - 1.31%
     12,000   Ameren Corp. ......................................        524,640
      6,000   Consolidated Edison, Inc. .........................        247,260
     18,000   FPL Group, Inc. ...................................      1,145,160
     16,000   Progress Energy, Inc. .............................        684,320
                                                                    ------------
                                                                       2,601,380
                                                                    ------------

              TOTAL COMMON STOCKS ...............................    116,834,899
              ( Cost $110,069,415 )                                 ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

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  34      BALANCED FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
ASSET BACKED - 1.29%

$   764,371   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (G)
              8.050%, due 09/21/30 ..............................   $    817,593
    500,000   ABSC Manufactured Housing Contract, (C)
              Series 2004-OK1, Class A4
              5.020%, due 04/16/30 ..............................        410,000
    320,000   GMAC Home Equity Loan Trust, Series
              2004-HE2, Class M1
              3.950%, due 10/25/33 ..............................        308,600
    485,314   Green Tree Financial Corp., Series
              1996-1, Class M1
              7.000%, due 03/15/27 ..............................        475,608
    500,000   Green Tree Home Equity Loan Trust,
              Series 1999-A, Class B1
              8.970%, due 11/15/27 ..............................        552,694
                                                                    ------------

              TOTAL ASSET BACKED ................................      2,564,495
              ( Cost $2,561,503 )                                   ------------

COMMERCIAL MORTGAGE BACKED - 1.35%

    500,000   Ameriquest Mortgage Co., Series
              2004-FR1, Class M2
              5.207%, due 05/25/34 ..............................        492,500
    400,000   Greenwich Capital Commercial Funding
              Corp., Series 2004-GG1A, Class A7
              5.317%, due 06/10/36 ..............................        401,983
  1,196,095   Morgan Stanley Capital I, Inc., Series
              1999-CAM1, Class A3
              6.920%, due 03/15/32 ..............................      1,290,155
    500,000   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31 ..............................        495,619
                                                                    ------------

              TOTAL COMMERCIAL MORTGAGE BACKED ..................      2,680,257
              ( Cost $2,625,409 )                                   ------------

PRIVATE LABEL MORTGAGE BACKED - 0.88%

  1,700,000   Countrywide Alternative Loan Trust,
              Series 2002-5, Class A10
              6.750%, due 06/25/32 ..............................      1,742,712
                                                                    ------------

              TOTAL PRIVATE LABEL MORTGAGE BACKED ...............      1,742,712
              ( Cost $1,725,563 )                                   ------------

CORPORATE NOTES AND BONDS - 10.45%

              CABLE - 0.39%
    350,000   Comcast Cable Communications, Inc.
              6.875%, due 06/15/09 ..............................        385,310
    400,000   Comcast Corp.
              5.300%, due 01/15/14 ..............................        390,468
                                                                    ------------
                                                                         775,778
                                                                    ------------
              CAPITAL GOODS - 0.26%
    500,000   United Technologies Corp.
              6.625%, due 11/15/04 ..............................        513,273
                                                                    ------------
              CONSUMER DISCRETIONARY - 0.25%
    500,000   Carnival Corp. (C)
              3.750%, due 11/15/07 ..............................        498,474
                                                                    ------------
              CONSUMER STAPLES - 0.20%
    400,000   Safeway, Inc.
              4.125%, due 11/01/08 ..............................        395,478
                                                                    ------------
              ENERGY - 1.21%
    300,000   Centerpoint Energy, Inc.
              7.875%, due 04/01/13 ..............................        338,325
    500,000   ConocoPhillips
              8.500%, due 05/25/05 ..............................        533,756
    500,000   Occidental Petroleum Corp.
              5.875%, due 01/15/07 ..............................        533,215
    500,000   Pemex Project Funding Master Trust
              7.375%, due 12/15/14 ..............................        522,500
    450,000   Texaco Capital, Inc.
              5.700%, due 12/01/08 ..............................        470,453
                                                                    ------------
                                                                       2,398,249
                                                                    ------------
              FINANCE - 2.17%
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31 ..............................        852,179
    500,000   American General Finance Corp.
              4.625%, due 09/01/10 ..............................        500,143
    500,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07 ..............................        563,518
    500,000   CIT Group, Inc.
              7.375%, due 04/02/07 ..............................        554,872
    250,000   Household Finance Corp.
              6.500%, due 11/15/08 ..............................        274,573
    500,000   Merrill Lynch & Co., Inc.
              7.375%, due 05/15/06 ..............................        546,884
    500,000   U.S. Bank N.A.
              6.300%, due 02/04/14 ..............................        542,853
    500,000   Wells Fargo & Co.
              3.125%, due 04/01/09 ..............................        477,678
                                                                    ------------
                                                                       4,312,700
                                                                    ------------
              INDUSTRIALS - 1.87%
    500,000   Caterpillar Financial Services Corp.
              2.500%, due 10/03/06 ..............................        494,668
    350,000   Ford Motor Credit Co.
              7.600%, due 08/01/05 ..............................        369,837
    500,000   Ford Motor Credit Co.
              5.800%, due 01/12/09 ..............................        509,257
    350,000   GE Global Insurance Holding Corp.
              7.000%, due 02/15/26 ..............................        374,872
  1,000,000   General Motors Acceptance Corp.
              6.125%, due 08/28/07 ..............................      1,056,708
    500,000   General Motors Acceptance Corp.
              6.875%, due 09/15/11 ..............................        524,806
    350,000   Waste Management, Inc.
              6.875%, due 05/15/09 ..............................        387,369
                                                                    ------------
                                                                       3,717,517
                                                                    ------------
              PIPELINE - 0.34%
    650,000   Kinder Morgan, Inc.
              6.650%, due 03/01/05 ..............................        674,868
                                                                    ------------

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
      BALANCED FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)      35
--------------------------------------------------------------------------------

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
              TELECOMMUNICATIONS - 1.39%
$   500,000   Bellsouth Capital Funding Corp.
              7.875%, due 02/15/30 ..............................   $    586,622
    750,000   SBC Communications, Inc.
              5.875%, due 08/15/12 ..............................        782,559
    250,000   Sprint Capital Corp.
              7.125%, due 01/30/06 ..............................        268,183
    537,000   Telephone & Data Systems, Inc.
              7.000%, due 08/01/06 ..............................        581,725
    500,000   Verizon Wireless Capital LLC
              5.375%, due 12/15/06 ..............................        527,608
                                                                    ------------
                                                                       2,746,697
                                                                    ------------
              TRANSPORTATION - 0.60%
    600,000   Burlington Northern Santa Fe Corp.
              6.375%, due 12/15/05 ..............................        636,486
    500,000   Norfolk Southern Corp.
              7.250%, due 02/15/31 ..............................        553,497
                                                                    ------------
                                                                       1,189,983
                                                                    ------------
              UTILITIES - 1.77%
    500,000   DTE Energy Co.
              6.450%, due 06/01/06 ..............................        531,178
    500,000   Energy East Corp.
              8.050%, due 11/15/10 ..............................        589,461
    750,000   Niagara Mohawk Power Co.
              7.750%, due 05/15/06 ..............................        820,908
    350,000   Progress Energy, Inc.
              7.750%, due 03/01/31 ..............................        399,666
    350,000   Virginia Electric and Power Co., Series A
              5.750%, due 03/31/06 ..............................        369,192
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28 ..............................        789,315
                                                                    ------------
                                                                       3,499,720
                                                                    ------------

              TOTAL CORPORATE NOTES AND BONDS ...................     20,722,737
              ( Cost $19,885,926 )                                  ------------

MORTGAGE BACKED - 12.14%

              FEDERAL HOME LOAN MORTGAGE CORP.- 2.13%
  1,149,412   7.000%, due 07/15/27 Series 1974 Class ZA .........      1,210,751
     42,514   8.000%, due 06/01/30 Pool # C01005 ................         45,935
    607,994   6.500%, due 01/01/32 Pool # C62333 ................        633,177
  2,407,448   5.000%, due 07/01/33 Pool # A11325 ................      2,335,868
                                                                    ------------
                                                                       4,225,731
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.99%
    815,052   6.100%, due 04/01/11 Pool # 383475 ................        882,656
    213,402   6.000%, due 05/01/16 Pool # 582558 ................        222,714
  1,467,988   5.000%, due 12/01/17 Pool # 672243 ................      1,479,087
  1,535,018   4.500%, due 09/01/18 Pool # 737144 ................      1,512,874
    322,693   6.000%, due 05/01/21 Pool # 253847 ................        332,246
    321,339   7.000%, due 11/01/31 Pool # 607515 ................        339,692
    203,177   6.000%, due 02/01/32 Pool # 611619 ................        207,894
    212,707   7.000%, due 05/01/32 Pool # 644591 ................        224,855
  1,479,100   6.500%, due 06/01/32 Pool # 545691 ................      1,539,795
  1,817,086   6.000%, due 08/01/33 Pool # 729413 ................      1,859,686
  1,868,769   6.000%, due 08/01/33 Pool # 729418 ................      1,912,580
  1,310,265   5.500%, due 10/01/33 Pool # 254904 ................      1,308,230
  3,785,029   5.500%, due 11/01/33 Pool # 555880 ................      3,779,153
  2,300,000   5.000%, due 05/01/34 TBA (H) ......................      2,228,125
                                                                    ------------
                                                                      17,829,587
                                                                    ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.02%
     29,938   8.000%, due 10/20/15 Pool # 002995 ................         31,700
    267,091   6.500%, due 02/20/29 Pool # 002714 ................        278,544
     61,857   7.500%, due 05/20/30 Pool # 002921 ................         66,292
     63,889   7.500%, due 08/20/30 Pool # 002957 ................         68,470
    255,772   6.500%, due 04/20/31 Pool # 003068 ................        266,592
  1,300,000   6.000%, due 07/20/32 Series 2002-50, Class PE .....      1,321,345
                                                                    ------------
                                                                       2,032,943
                                                                    ------------

              TOTAL MORTGAGE BACKED .............................     24,088,261
              ( Cost $24,050,146 )                                  ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.70%

              FEDERAL FARM CREDIT BANK - 1.09%
  1,000,000   6.125%, due 12/29/15 ..............................      1,094,059
  1,000,000   5.875%, due 10/03/16 ..............................      1,075,917
                                                                    ------------
                                                                       2,169,976
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP.- 0.73%
  1,500,000   4.500%, due 01/15/14 ..............................      1,440,628
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.98%
  1,100,000   4.000%, due 09/02/08 ..............................      1,099,688
  3,050,000   6.400%, due 05/14/09 ..............................      3,054,514
    500,000   6.250%, due 07/19/11 ..............................        505,326
    500,000   5.250%, due 08/01/12 ..............................        504,182
    800,000   4.125%, due 04/15/14 ..............................        744,184
                                                                    ------------
                                                                       5,907,894
                                                                    ------------
              U.S. TREASURY BONDS - 2.26%
    500,000   9.125%, due 05/15/09 ..............................        501,328
  3,550,000   6.250%, due 05/15/30 ..............................      3,989,451
                                                                    ------------
                                                                       4,490,779
                                                                    ------------
              U.S. TREASURY NOTES - 4.64%
  1,700,000   1.500%, due 03/31/06 ..............................      1,676,294
  2,500,000   2.000%, due 05/15/06 ..............................      2,483,202
  4,000,000   2.625%, due 05/15/08 ..............................      3,895,936
  1,100,000   5.000%, due 08/15/11 ..............................      1,156,547
                                                                    ------------
                                                                       9,211,979
                                                                    ------------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ......     23,221,256
              ( Cost $23,537,629 )                                  ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  36      BALANCED FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
INVESTMENT COMPANIES - 10.28%
          1   One Group Institutional Prime Money
              Market Fund .......................................   $          1
  7,191,823   SSgA Prime Money Market Fund ......................      7,191,823
 13,203,010   State Street Navigator Securities
              Lending Prime Portfolio (I) .......................     13,203,010
                                                                    ------------

              TOTAL INVESTMENT COMPANIES ........................     20,394,834
              ( Cost $20,394,834 )                                  ------------

OTHER INVESTMENTS (I) - 1.49% ...................................      2,961,360
                                                                    ------------
TOTAL INVESTMENTS - 108.47% .....................................    215,210,811
( Cost $207,811,785** )                                             ------------
NET OTHER ASSETS AND LIABILITIES - (8.47)% ......................    (16,803,492)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $198,407,319
                                                                    ============

_______________________________

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $207,885,548.
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G)  Floating rate or variable rate note.
(H)  Security purchased on a delayed delivery or when-issued basis.
(I)  Represents collateral held in connection with securities lending.
ADR  American Depository Receipt.
PLC  Public Limited Company.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
        GROWTH AND INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)      37
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS - 97.89%

              CONSUMER DISCRETIONARY - 10.87%
     41,791   Comcast Corp., Class A * ..........................   $  1,257,909
     84,200   Home Depot, Inc. ..................................      2,962,998
    135,500   McDonald's Corp. ..................................      3,689,665
    100,500   Target Corp. ......................................      4,358,685
    107,100   Time Warner, Inc. * ...............................      1,801,422
     34,700   Viacom, Inc., Class B .............................      1,341,155
    112,400   Walt Disney Co. ...................................      2,588,572
                                                                    ------------
                                                                      18,000,406
                                                                    ------------

              CONSUMER STAPLES - 9.07%
     23,100   Altria Group, Inc. ................................      1,279,278
     17,300   Coca-Cola Co. .....................................        874,861
     80,300   General Mills, Inc. ...............................      3,914,625
     45,600   Kimberly-Clark Corp. ..............................      2,984,520
     71,400   Kroger Co. * ......................................      1,249,500
      8,200   Procter & Gamble Co. ..............................        867,150
    166,600   Sara Lee Corp. ....................................      3,845,128
                                                                    ------------
                                                                      15,015,062
                                                                    ------------

              ENERGY - 11.00%
     25,700   Anadarko Petroleum Corp. ..........................      1,377,006
     19,700   Apache Corp. ......................................        824,839
     44,206   BP PLC, ADR .......................................      2,338,497
     29,583   ChevronTexaco Corp. ...............................      2,706,845
     29,500   ConocoPhillips ....................................      2,103,350
     18,200   Cooper Cameron Corp. * ............................        879,970
     30,000   Devon Energy Corp. ................................      1,836,000
     97,200   Exxon Mobil Corp. .................................      4,135,860
     20,500   Schlumberger, Ltd. ................................      1,199,865
     29,452   Transocean, Inc. * ................................        817,882
                                                                    ------------
                                                                      18,220,114
                                                                    ------------

              FINANCIALS - 25.29%
    107,100   Allstate Corp. ....................................      4,915,890
     60,092   Bank of America Corp. .............................      4,836,805
     78,770   Bank One Corp. ....................................      3,888,875
      5,000   Bear Stearns Cos., Inc. ...........................        400,700
         10   Berkshire Hathaway, Inc., Class A * ...............        933,900
    132,866   Citigroup, Inc. ...................................      6,389,526
     21,000   Fannie Mae ........................................      1,443,120
     18,000   Marsh & McLennan Cos., Inc. .......................        811,800
     58,400   Morgan Stanley ....................................      3,001,176
     57,100   National City Corp. ...............................      1,979,657
     11,000   Principal Financial Group, Inc. ...................        388,300
    104,700   Prudential Financial, Inc. ........................      4,600,518
     27,700   SunTrust Banks, Inc. ..............................      1,884,985
     29,600   U.S. Bancorp ......................................        758,944
     78,200   Wachovia Corp. ....................................      3,577,650
     28,500   Wells Fargo & Co. .................................      1,609,110
      6,000   XL Capital, Ltd. ..................................        458,100
                                                                    ------------
                                                                      41,879,056
                                                                    ------------

              HEALTH CARE - 8.25%
     82,100   Baxter International, Inc. ........................      2,598,465
    107,100   Bristol-Myers Squibb Co. ..........................      2,688,210
     59,600   GlaxoSmithKline PLC, ADR ..........................      2,503,200
     53,200   Merck & Co., Inc. .................................      2,500,400
     46,040   Pfizer, Inc. ......................................      1,646,390
     45,200   Wyeth .............................................      1,720,764
                                                                    ------------
                                                                      13,657,429
                                                                    ------------

              INDUSTRIALS - 10.00%
     52,000   Burlington Northern Santa Fe Corp. ................      1,700,400
     51,700   Emerson Electric Co. ..............................      3,113,374
    107,300   Honeywell International, Inc. .....................      3,710,434
     15,000   Masco Corp. .......................................        420,150
     58,000   Textron, Inc. .....................................      3,200,440
     27,300   United Technologies Corp. .........................      2,354,898
     72,800   Waste Management, Inc. ............................      2,067,520
                                                                    ------------
                                                                      16,567,216
                                                                    ------------

              INFORMATION TECHNOLOGY - 11.44%
     59,600   Applied Materials, Inc. * .........................      1,086,508
     39,600   Automatic Data Processing, Inc. . .................      1,734,876
     84,800   Computer Associates International, Inc. . .........      2,273,488
     44,200   Computer Sciences Corp. * .........................      1,808,222
     84,600   EMC Corp. * .......................................        944,136
    108,921   Hewlett-Packard Co. ...............................      2,145,744
     65,700   Intel Corp. .......................................      1,690,461
     32,100   International Business Machines Corp. .............      2,830,257
    155,700   Motorola, Inc. ....................................      2,841,525
     63,500   Texas Instruments, Inc. ...........................      1,593,850
                                                                    ------------
                                                                      18,949,067
                                                                    ------------

              MATERIALS - 4.24%
      9,000   Air Products & Chemicals, Inc. ....................        448,290
     17,800   Alcan, Inc. .......................................        716,094
     34,900   Alcoa, Inc. .......................................      1,073,175
     19,600   Dow Chemical Co. ..................................        777,924
     66,000   E.I. du Pont de Nemours & Co. .....................      2,834,700
     19,700   Weyerhaeuser Co. ..................................      1,166,240
                                                                    ------------
                                                                       7,016,423
                                                                    ------------

              TELECOMMUNICATION SERVICES - 4.68%
     50,700   ALLTEL Corp. ......................................      2,552,238
    102,000   SBC Communications, Inc. ..........................      2,539,800
     21,800   Telefonos de Mexico S.A. de C.V., ADR .............        744,252
     50,820   Verizon Communications, Inc. ......................      1,917,947
                                                                    ------------
                                                                       7,754,237
                                                                    ------------

              UTILITIES - 3.05%
     26,800   Ameren Corp. ......................................      1,171,696
     30,200   Consolidated Edison, Inc. .........................      1,244,542
     17,000   FPL Group, Inc. ...................................      1,081,540
     36,200   Progress Energy, Inc. .............................      1,548,274
                                                                    ------------
                                                                       5,046,052
                                                                    ------------

              TOTAL COMMON STOCKS ...............................    162,105,062
              ( Cost $157,724,807 )                                 ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  38     GROWTH AND INCOME FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)
         (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
INVESTMENT COMPANY - 1.60%
  2,648,352   SSgA Prime Money Market Fund ......................   $  2,648,352
                                                                    ------------

              Total Investment Company...........................      2,648,352
              ( Cost $2,648,352 )                                   ------------
TOTAL INVESTMENTS - 99.49% ......................................    164,753,414
( Cost $160,373,159** )                                             ------------
NET OTHER ASSETS AND LIABILITIES - 0.51% ........................        850,927
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $165,604,341
                                                                    ============

_______________________________

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $161,429,307.
ADR  American Depository Receipt.
PLC  Public Limited Company.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
       CAPITAL APPRECIATION FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)    39
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS - 96.21%

              CONSUMER DISCRETIONARY - 12.24%
     67,750   Brinker International, Inc. * .....................   $  2,605,665
     90,600   Carnival Corp. ....................................      3,865,902
    112,200   Cox Communications, Inc., Class A * ...............      3,667,818
     54,600   Kohl's Corp. * ....................................      2,281,734
    267,400   Liberty Media Corp., Class A * ....................      2,925,356
     65,800   Tiffany & Co. .....................................      2,566,200
                                                                    ------------
                                                                      17,912,675
                                                                    ------------

              CONSUMER STAPLES - 10.99%
     55,600   Coca-Cola Co. .....................................      2,811,692
     57,400   CVS Corp. .........................................      2,217,362
     59,800   Estee Lauder Cos., Inc., Class A ..................      2,733,458
     15,600   General Mills, Inc. ...............................        760,500
     62,900   Kraft Foods, Inc., Class A ........................      2,070,039
     22,400   Procter & Gamble Co. ..............................      2,368,800
     54,800   Wal-Mart Stores, Inc. .............................      3,123,600
                                                                    ------------
                                                                      16,085,451
                                                                    ------------

              ENERGY - 5.63%
     43,850   Apache Corp. ......................................      1,835,999
     45,000   ConocoPhillips ....................................      3,208,500
     30,600   Marathon Oil Corp. ................................      1,026,936
     49,800   Weatherford International, Ltd. * .................      2,165,304
                                                                    ------------
                                                                       8,236,739
                                                                    ------------

              FINANCIALS - 17.35%
     24,600   ACE, Ltd. .........................................      1,078,464
     45,000   American International Group, Inc. ................      3,224,250
     18,100   Bank of America Corp. .............................      1,456,869
     53,100   Bank of New York Co., Inc. ........................      1,547,334
     10,000   Chubb Corp. .......................................        690,000
     59,000   Citigroup, Inc. ...................................      2,837,310
     36,500   Freddie Mac .......................................      2,131,600
     18,400   Goldman Sachs Group, Inc. .........................      1,775,600
     33,000   Marsh & McLennan Cos., Inc. .......................      1,488,300
     42,100   MetLife, Inc. .....................................      1,452,450
      1,338   Piper Jaffray Cos. * ..............................         64,786
     70,200   U.S. Bancorp ......................................      1,799,928
     55,500   Wells Fargo & Co. .................................      3,133,530
     14,000   XL Capital, Ltd. ..................................      1,068,900
     28,900   Zions Bancorporation ..............................      1,633,428
                                                                    ------------
                                                                      25,382,749
                                                                    ------------

              HEALTH CARE - 14.26%
     81,600   Abbott Laboratories ...............................      3,592,032
    124,500   Applera Corp. - Applied Biosystems Group ..........      2,311,965
     74,600   Boston Scientific Corp. * .........................      3,072,774
     16,500   Genzyme Corp. * ...................................        718,740
    108,300   IMS Health, Inc. ..................................      2,734,575
     32,400   MedImmune, Inc. * .................................        785,376
     15,700   Merck & Co., Inc. .................................        737,900
    154,438   Pfizer, Inc. ......................................      5,522,703
     82,900   Schering-Plough Corp. .............................      1,386,917
                                                                    ------------
                                                                      20,862,982
                                                                    ------------

              INDUSTRIALS - 12.29%
     69,000   Dover Corp. .......................................      2,762,070
     39,900   FedEx Corp. .......................................      2,869,209
     17,100   General Dynamics Corp. ............................      1,600,902
    100,000   General Electric Co. ..............................      2,995,000
     32,000   Honeywell International, Inc. .....................      1,106,560
     45,000   Illinois Tool Works, Inc. .........................      3,879,450
     55,000   Masco Corp. .......................................      1,540,550
     51,400   Pall Corp. ........................................      1,222,292
                                                                    ------------
                                                                      17,976,033
                                                                    ------------

              INFORMATION TECHNOLOGY - 17.05%
    198,000   ADC Telecommunications, Inc. * ....................        495,000
     82,800   Altera Corp. * ....................................      1,656,828
     86,300   Autodesk, Inc. ....................................      2,891,050
    132,400   Cadence Design Systems, Inc. * ....................      1,697,368
     68,800   Celestica, Inc. * .................................      1,209,504
     62,900   Cisco Systems, Inc. * .............................      1,312,723
     50,900   Dell, Inc. * ......................................      1,766,739
    112,900   EMC Corp. * .......................................      1,259,964
     37,960   First Data Corp. ..................................      1,723,005
     33,000   Hewlett-Packard Co. ...............................        650,100
     32,700   KLA-Tencor Corp. * ................................      1,362,609
     93,400   Micron Technology, Inc. * .........................      1,272,108
    139,100   Microsoft Corp. ...................................      3,612,427
     22,000   Novellus Systems, Inc. * ..........................        637,120
    145,200   PeopleSoft, Inc. * ................................      2,450,976
     26,624   Skyworks Solutions, Inc. * ........................        227,901
     26,728   VERITAS Software Corp. * ..........................        712,836
                                                                    ------------
                                                                      24,938,258
                                                                    ------------

              MATERIALS - 2.15%
     44,900   Praxair, Inc. .....................................      1,641,095
     38,900   Rohm and Haas Co. .................................      1,508,542
                                                                    ------------
                                                                       3,149,637
                                                                    ------------

              TELECOMMUNICATION SERVICES - 2.69%
     66,300   BellSouth Corp. ...................................      1,711,203
     51,300   CenturyTel, Inc. ..................................      1,481,544
     30,000   SBC Communications, Inc. ..........................        747,000
                                                                    ------------
                                                                       3,939,747
                                                                    ------------

              UTILITIES - 1.56%
     35,800   FPL Group, Inc. ...................................      2,277,596
                                                                    ------------

              TOTAL COMMON STOCKS ...............................    140,761,867
              ( Cost $131,288,171 )                                 ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  40     CAPITAL APPRECIATION FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)
         (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
INVESTMENT COMPANIES - 3.69%
  5,372,850   SSgA Prime Money Market Fund ......................   $  5,372,850
     30,319   State Street Navigator Securities
              Lending Prime Portfolio (I) .......................         30,319
                                                                    ------------

              TOTAL INVESTMENT COMPANIES ........................      5,403,169
              ( Cost $5,403,169 )                                   ------------

TOTAL INVESTMENTS - 99.90% ......................................    146,165,036
( Cost $136,691,340** )                                             ------------

NET OTHER ASSETS AND LIABILITIES - 0.10% ........................        147,449
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $146,312,485
                                                                    ============

_______________________________

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $137,512,692.
(I)  Represents collateral held in connection with securities lending.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
               MID-CAP FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)         41
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS - 95.44%

              CONSUMER DISCRETIONARY - 15.78%
     20,600   Abercrombie & Fitch Co., Class A ..................   $    647,870
     32,400   Belo Corp., Class A ...............................        922,104
        500   Cato Corp. ........................................         10,010
      3,600   CEC Entertainment, Inc. * .........................        123,012
      2,000   Courier Corp. .....................................         81,500
     21,200   Darden Restaurants, Inc. ..........................        480,392
     23,500   Ethan Allen Interiors, Inc. .......................        976,895
      3,600   Gildan Activewear, Inc. * .........................        105,012
     10,110   Hibbett Sporting Goods, Inc. * ....................        245,459
     27,900   Interpublic Group of Companies, Inc. * ............        437,751
     12,600   Interstate Hotels & Resorts, Inc. * ...............         72,702
      5,300   J. Jill Group, Inc. * .............................        112,254
     13,700   Jones Apparel Group, Inc. .........................        501,420
     17,000   Linens 'N Things, Inc. * ..........................        551,480
      2,400   Meritage Corp. * ..................................        162,840
      4,900   Modine Manufacturing Co. ..........................        134,750
     35,600   Newell Rubbermaid, Inc. ...........................        841,584
      9,900   O'Reilly Automotive, Inc. * .......................        444,411
      8,600   Outback Steakhouse, Inc. ..........................        377,798
      6,400   Shoe Carnival, Inc. * .............................         82,944
      3,800   Sonic Corp. * .....................................        122,626
     10,300   Spartan Motors, Inc. ..............................        111,652
      3,100   Stage Stores, Inc. * ..............................        121,706
     23,800   Talbots, Inc. .....................................        831,810
      2,500   Ultimate Electronics, Inc. * ......................         10,625
      8,300   WCI Communities, Inc. * ...........................        201,773
      7,100   Yankee Candle Co., Inc. * .........................        192,268
                                                                    ------------
                                                                       8,904,648
                                                                    ------------

              CONSUMER STAPLES - 4.86%
      9,600   Casey's General Stores, Inc. ......................        158,976
     43,500   Hain Celestial Group, Inc. * ......................        861,300
      4,200   John B. Sanfilippo & Son, Inc. * ..................        131,754
     23,800   McCormick & Co., Inc. .............................        813,008
      2,800   Mondavi Robert Corp. * ............................        100,800
      5,500   NBTY, Inc. * ......................................        204,380
      3,300   Riviana Foods, Inc. ...............................         83,325
      6,400   Sensient Technologies Corp. .......................        130,944
      5,200   Universal Corp. ...................................        261,248
                                                                    ------------
                                                                       2,745,735
                                                                    ------------

              ENERGY - 6.49%
      4,800   Amerada Hess Corp. ................................        341,424
     14,900   BJ Services Co. * .................................        663,050
      5,300   Encore Aquisition Co. * ...........................        157,675
     18,600   ENSCO International, Inc. .........................        509,082
     14,200   Forest Oil Corp. * ................................        372,750
     14,600   Pioneer Natural Resources Co. .....................        477,566
      3,250   Plains Exploration and Production Co. * ...........         64,025
     13,100   Smith International, Inc. * .......................        717,225
      4,900   St. Mary Land & Exploration Co. ...................        177,135
      5,400   Vintage Petroleum, Inc. ...........................         81,378
      2,900   Westport Resources Corp. * ........................         99,267
                                                                    ------------
                                                                       3,660,577
                                                                    ------------

              FINANCIALS - 21.27%
      5,900   1st Source Corp. ..................................        145,435
      8,400   Acadia Realty Trust ...............................        105,504
      3,000   Alexandria Real Estate Equities, Inc. .............        170,460
      6,900   American Capital Strategies, Ltd. .................        181,125
      6,800   AMERIGROUP Corp. * ................................        282,268
     12,440   Associated Banc-Corp. .............................        509,418
      7,000   Assured Guaranty, Ltd. * ..........................        123,900
     11,000   Bear Stearns Cos., Inc. ...........................        881,540
      2,600   Century Bancorp, Inc., Class A ....................         85,150
      2,400   Chelsea Property Group, Inc. ......................        122,400
     28,600   Colonial BancGroup, Inc. ..........................        492,778
     10,700   Compass Bancshares, Inc. ..........................        410,452
      4,950   Delphi Financial Group, Inc., Class A .............        198,792
      2,600   Financial Federal Corp. * .........................         81,380
      3,900   First Midwest Bancorp, Inc. .......................        131,625
     19,700   FirstMerit Corp. ..................................        464,132
      4,600   Getty Realty Corp. ................................         98,946
     24,000   Hibernia Corp., Class A ...........................        522,960
      6,100   IPC Holdings, Ltd. ................................        224,480
     12,000   Jefferson-Pilot Corp. .............................        595,080
      6,900   Maguire Properties, Inc. ..........................        157,251
     15,800   Marshall & Ilsley Corp. ...........................        580,966
     10,700   National Commerce Financial Corp. .................        284,513
     12,300   NewAlliance Bancshares, Inc. * ....................        167,895
      8,800   Platinum Underwriters Holdings,
              Ltd. (Bermuda) ....................................        281,424
     20,600   Principal Financial Group, Inc. ...................        727,180
     18,000   Protective Life Corp. .............................        647,280
      7,000   PS Business Parks, Inc. ...........................        265,650
      9,000   Radian Group, Inc. ................................        418,590
      5,000   RAIT Investment Trust .............................        120,300
      8,000   Reinsurance Group of America, Inc. ................        310,560
      2,400   RLI Corp. .........................................         83,400
     15,000   SAFECO Corp. ......................................        656,850
      6,000   Scottish Re Group Ltd. ............................        131,280
      7,000   Sky Financial Group, Inc. .........................        167,300
      4,800   SL Green Realty Corp. .............................        195,840
      7,600   TCF Financial Corp. ...............................        376,580
      8,000   Torchmark Corp. ...................................        416,320
     17,200   Universal American Financial Corp. * ..............        189,200
                                                                    ------------
                                                                      12,006,204
                                                                    ------------

              HEALTH CARE - 9.90%
      6,000   AmSurg Corp. * ....................................        145,020
     34,200   Apogent Technologies, Inc. * ......................      1,108,764
     21,000   Becton, Dickinson and Co. .........................      1,061,550
      5,575   Biogen Idec, Inc. * ...............................        328,925
      2,300   CorVel Corp. * ....................................         71,484
      4,000   Covance, Inc. * ...................................        134,960
     19,300   IDEXX Laboratories, Inc. * ........................      1,182,318
      7,300   MAXIMUS, Inc. * ...................................        255,500
     24,000   Omnicare, Inc. ....................................        995,520
     11,000   PolyMedica Corp. ..................................        306,240
                                                                    ------------
                                                                       5,590,281
                                                                    ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  42     MID-CAP FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS (CONTINUED)

              INDUSTRIALS - 14.57%
      6,300   Albany International Corp., Class A ...............   $    192,150
      9,000   Avery Dennison Corp. ..............................        578,070
      2,900   Carlisle Cos., Inc. ...............................        171,825
      4,800   Curtiss-Wright Corp., Class B .....................        215,088
      9,000   Deswell Industries, Inc. (Hong Kong) ..............        221,841
        200   EMCOR Group, Inc. * ...............................          8,180
     11,625   Genesee & Wyoming, Inc. * .........................        267,956
      8,000   Ingersoll-Rand Co., Class A .......................        516,400
      7,700   Kadant, Inc. * ....................................        141,680
     18,500   Manpower, Inc. ....................................        867,650
     17,000   Mueller Industries, Inc. ..........................        570,350
     20,700   Norfolk Southern Corp. ............................        493,074
     10,000   Parker-Hannifin Corp. .............................        552,900
      8,400   Quixote Corp. .....................................        162,960
     14,400   R. R. Donnelley & Sons Co. ........................        423,648
     28,800   Republic Services, Inc., Class A ..................        830,016
      5,800   Simpson Manufacturing Co., Inc. ...................        302,528
     10,000   Teleflex, Inc. ....................................        456,500
      2,400   Trex Co., Inc. * ..................................         92,904
      8,700   United Stationers, Inc. * .........................        330,600
      5,700   USF Corp. .........................................        189,525
      9,500   W.W. Grainger, Inc. ...............................        497,800
      7,000   Werner Enterprises, Inc. ..........................        139,930
                                                                    ------------
                                                                       8,223,575
                                                                    ------------

              INFORMATION TECHNOLOGY - 9.50%
     10,200   Affiliated Computer Services, Inc., Class A * .....        494,700
     23,000   Andrew Corp. * ....................................        389,850
      2,000   ANSYS, Inc. * .....................................         74,100
     16,100   Arrow Electronics, Inc. * .........................        407,008
     46,100   Atmel Corp. * .....................................        269,224
      8,600   ATMI, Inc. * ......................................        189,888
      3,400   Black Box Corp. ...................................        173,230
     21,000   Cable Design Technologies Corp. * .................        179,130
     19,600   Convergys Corp. * .................................        284,592
      8,800   DuPont Photomasks, Inc. * .........................        181,984
     12,900   ESS Technology, Inc. * ............................        138,288
      2,200   Intergraph Corp. * ................................         55,462
     18,600   Intersil Corp., Class A * .........................        367,350
      4,300   Investment Technology Group, Inc. * ...............         61,619
     23,800   LSI Logic Corp. * .................................        177,072
     24,100   McDATA Corp., Class B * ...........................        123,633
      6,500   Molex, Inc. .......................................        193,570
     10,200   Pericom Semiconductor Corp. * .....................        107,610
     14,100   Reynolds and Reynolds Co., Class A ................        402,696
     14,300   SunGard Data Systems, Inc. * ......................        372,801
     18,200   Synopsys, Inc. * ..................................        486,486
      3,800   Technitrol, Inc. * ................................         80,826
      4,700   Varian Semiconductor Equipment ....................
              Associates, Inc. * ................................        153,032
                                                                    ------------
                                                                       5,364,151
                                                                    ------------
              MATERIALS - 5.07%
      2,600   Aber Diamond Corp. * ..............................         71,864
     17,000   Air Products & Chemicals, Inc. ....................        846,770
      4,000   AptarGroup, Inc. ..................................        157,200
      2,550   Florida Rock Industries, Inc. .....................        101,465
     19,000   Martin Marietta Materials, Inc. ...................        821,750
     28,010   MeadWestvaco Corp. ................................        732,461
     12,900   Meridian Gold, Inc. * .............................        127,968
                                                                    ------------
                                                                       2,859,478
                                                                    ------------
              TELECOMMUNICATION SERVICES - 0.72%
     14,000   CenturyTel, Inc. ..................................        404,320
                                                                    ------------
              UTILITIES - 7.28%
     30,800   Alliant Energy Corp. ..............................        765,688
     14,000   Ameren Corp. ......................................        612,080
      4,400   Black Hills Corp. .................................        134,596
     18,400   Constellation Energy Group, Inc. ..................        708,032
      3,800   New Jersey Resources Corp. ........................        144,818
      1,900   Peoples Energy Corp. ..............................         79,420
     34,000   Pepco Holdings, Inc. ..............................        643,960
      7,900   PNM Resources, Inc. ...............................        230,522
      5,200   WGL Holdings, Inc. ................................        147,056
     20,500   Wisconsin Energy Corp. ............................        643,700
                                                                    ------------
                                                                       4,109,872
                                                                    ------------

              TOTAL COMMON STOCKS                                     53,868,841
              ( Cost $45,127,005 )                                  ------------

INVESTMENT COMPANIES - 6.49%
  2,081,877   SSgA Prime Money Market Fund ......................      2,081,877
  1,580,145   State Street Navigator Securities
              Lending Prime Portfolio (I) .......................      1,580,145
                                                                    ------------

              TOTAL INVESTMENT COMPANIES ........................      3,662,022
              ( Cost $3,662,022 )                                   ------------

TOTAL INVESTMENTS - 101.93% .....................................     57,530,863
( Cost $48,789,027** )                                              ------------
NET OTHER ASSETS AND LIABILITIES - (1.93)% ......................     (1,086,840)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $ 56,444,023
                                                                    ============

_______________________________

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $48,794,129.
(I)  Represents collateral held in connection with securities lending.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
         MULTI-CAP GROWTH FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)      43
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS - 96.91%

              CONSUMER DISCRETIONARY - 4.80%
      1,900   A.C. Moore Arts & Crafts, Inc. * ..................   $     51,737
     17,380   Comcast Corp. * ...................................        503,846
      6,910   Lowe's Cos., Inc. .................................        359,735
      1,397   M.D.C. Holdings, Inc. .............................         86,321
      5,000   Michaels Stores, Inc. .............................        250,150
      3,930   Scientific Games Corp., Class A * .................         70,897
     30,390   Sirius Satellite Radio, Inc. * ....................        100,287
      8,830   TiVo, Inc. * ......................................         61,898
      1,010   Wynn Resorts, Ltd. * ..............................         40,329
      5,100   XM Satellite Radio Holdings, Inc., Class A * ......        122,196
                                                                    ------------
                                                                       1,647,396
                                                                    ------------

              CONSUMER SERVICES - 13.19%
     20,700   Apollo Group, Inc., Class A * .....................      1,881,216
      3,150   DiamondCluster International, Inc.,
              Class A * .........................................         32,288
      3,900   Lennar Corp., Class A .............................        182,715
      9,750   MPS Group, Inc. * .................................        106,665
     13,215   Omnicom Group, Inc. ...............................      1,050,725
     13,550   Research In Motion, Ltd. * ........................      1,175,598
     12,680   Service Corp. International * .....................         93,705
                                                                    ------------
                                                                       4,522,912
                                                                    ------------

              ENERGY - 1.92%
      3,250   Arch Coal, Inc. ...................................         99,483
      1,790   Cabot Oil & Gas Corp. .............................         63,903
      3,600   EOG Resources, Inc. ...............................        177,300
      5,800   Key Energy Services, Inc. * .......................         61,828
      3,120   Whiting Petroleum Corp. * .........................         79,092
      6,575   XTO Energy, Inc. ..................................        175,552
                                                                    ------------
                                                                         657,158
                                                                    ------------

              FINANCIALS - 9.62%
      1,020   Affiliated Managers Group, Inc. * .................         49,674
      1,170   Arch Capital Group, Ltd. * ........................         47,011
      7,680   BISYS Group, Inc. * ...............................        111,360
     18,995   Citigroup, Inc. ...................................        913,469
     27,529   Countrywide Financial Corp. .......................      1,632,470
      2,760   Fannie Mae ........................................        189,667
      3,100   IndyMac Bancorp, Inc. .............................         99,696
      2,200   Legg Mason, Inc. ..................................        202,532
      3,600   U.S.I. Holdings Corp. * ...........................         54,540
                                                                    ------------
                                                                       3,300,419
                                                                    ------------

              HEALTH CARE - 21.68%
      7,840   Abbott Laboratories ...............................        345,117
      3,550   Abgenix, Inc. * ...................................         57,759
     25,260   AstraZeneca PLC, ADR ..............................      1,208,691
      5,820   Cardinal Health, Inc. .............................        426,315
      3,000   Cephalon, Inc. * ..................................        170,730
     17,430   Eli Lilly & Co. ...................................      1,286,508
      1,900   Express Scripts, Inc., Class A * ..................        146,946
      8,760   Forest Laboratories, Inc. * .......................        564,845
     22,820   Guidant Corp. .....................................      1,437,888
      1,300   Kinetic Concepts, Inc. * ..........................         62,920
     18,670   Medco Health Solutions, Inc. * ....................        660,918
      3,250   Medicines Co. * ...................................        106,307
      9,460   Medtronic, Inc. ...................................        477,352
      8,600   Millennium Pharmaceuticals, Inc. * ................        128,914
      2,610   NPS Pharmaceuticals, Inc. * .......................         65,380
      3,300   Psychiatric Solutions, Inc. * .....................         76,725
      1,400   Symbion, Inc. * ...................................         22,820
      1,600   Waters Corp. * ....................................         69,040
      3,400   Watson Pharmaceuticals, Inc. * ....................        121,074
                                                                    ------------
                                                                       7,436,249
                                                                    ------------

              INDUSTRIALS - 1.61%
      6,200   American Power Conversion Corp. ...................        115,692
      7,230   Fleetwood Enterprises, Inc. * .....................        104,835
      2,900   Parker-Hannifin Corp. .............................        160,341
      5,300   Rockwell Collins, Inc. ............................        170,925
                                                                    ------------
                                                                         551,793
                                                                    ------------

              INFORMATION TECHNOLOGY - 38.32%
      3,700   Acxiom Corp. ......................................         85,618
     10,060   Aeroflex, Inc. * ..................................        126,555
      7,800   Altera Corp. * ....................................        156,078
      6,200   Amdocs, Ltd. * ....................................        164,610
     22,550   Analog Devices, Inc. ..............................        960,630
      1,600   CDW Corp. .........................................         99,984
     92,980   Corning, Inc. * ...................................      1,025,569
     43,000   Dell, Inc. * ......................................      1,492,530
     14,920   eBay, Inc. * ......................................      1,190,914
     42,740   EMC Corp. * .......................................        476,978
     31,180   First Data Corp. ..................................      1,415,260
      3,510   Genesis Microchip, Inc. * .........................         52,755
      3,300   Intuit, Inc. * ....................................        140,151
     19,920   KLA-Tencor Corp. * ................................        830,066
     21,130   MEMC Electronic Materials, Inc. * .................        168,406
     32,880   Microsoft Corp. ...................................        853,894
      3,400   Navigant Consulting, Inc. * .......................         59,602
     10,900   Network Appliance, Inc. * .........................        202,958
      3,650   Network Associates, Inc. * ........................         57,232
     17,140   ON Semiconductor Corp. * ..........................         82,786
      3,710   Pixelworks, Inc. * ................................         66,335
      1,610   Plantronics, Inc. * ...............................         61,100
      4,070   Polycom, Inc. * ...................................         77,656
     13,860   Red Hat, Inc. * ...................................        314,761
      1,410   Safenet, Inc. * ...................................         30,315
      8,640   Sapient Corp. * ...................................         48,384
      3,550   Serena Software, Inc. * ...........................         63,084
      7,770   Skillsoft PLC, ADR * ..............................         97,125
     12,960   Symantec Corp. * ..................................        583,848
     10,000   VeriSign, Inc. * ..................................        161,300
     20,010   Xilinx, Inc. * ....................................        672,936
     26,220   Yahoo!, Inc. * ....................................      1,323,061
                                                                    ------------
                                                                      13,142,481
                                                                    ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  44     MULTI-CAP GROWTH FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)
         (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS (CONTINUED)

              TECHNOLOGY - 2.75%
     13,190   Electronic Arts, Inc. * ...........................   $    667,678
      7,350   SAP AG, ADR .......................................        274,008
                                                                    ------------
                                                                         941,686
                                                                    ------------

              TELECOMMUNICATIONS - 2.51%
     14,070   American Tower Corp., Class A * ...................        175,172
     12,590   Crown Castle International Corp. * ................        175,631
      6,600   Nextel Communications, Inc., Class A * ............        157,476
     10,390   Univision Communications, Inc., Class A * .........        351,701
                                                                    ------------
                                                                         859,980
                                                                    ------------

              TRANSPORTATION - 0.51%
      4,500   OMI Corp. .........................................         45,315
      3,500   Sirva, Inc. * .....................................         81,305
      1,370   Yellow Roadway Corp. * ............................         46,649
                                                                    ------------
                                                                         173,269
                                                                    ------------

              TOTAL COMMON STOCKS ...............................     33,233,343
              ( Cost $29,188,882 )                                  ------------

INVESTMENT COMPANIES - 5.63%
      1,200   iShares Russell 2000 Growth Index Fund ............         71,100
  1,004,831   SSgA Prime Money Market Fund ......................      1,004,831
    854,385   State Street Navigator Securities
              Lending Prime Portfolio (I) .......................        854,385
                                                                    ------------

              TOTAL INVESTMENT COMPANIES ........................      1,930,316
              ( Cost $1,932,642 )                                   ------------
TOTAL INVESTMENTS - 102.54% .....................................     35,163,659
( Cost $31,121,524** )                                              ------------
NET OTHER ASSETS AND LIABILITIES - (2.54)% ......................       (871,148)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $ 34,292,511
                                                                    ============

_______________________________

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $31,176,562.
(I) Represents collateral held in connection with securities lending. ADR American Depository Receipt.
PLC  Public Limited Company.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
        INTERNATIONAL STOCK FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)    45
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS - 97.25%

              ARGENTINA - 0.17%
      2,644   Tenaris S.A., ADR * ...............................   $     79,293
                                                                    ------------
              AUSTRALIA - 0.69%
     19,300   James Hardie Industries N.V. ......................         93,278
     37,151   John Fairfax Holdings, Ltd. .......................         89,776
     68,506   Macquarie Infrastructure Group ....................        135,896
                                                                    ------------
                                                                         318,950
                                                                    ------------

              AUSTRIA - 0.36%
      1,100   Erste Bank der Oesterreichischen
              Sparkassen AG .....................................        164,479
                                                                    ------------

              BELGIUM - 0.95%
      2,400   Ackermans & van Haaren N.V. .......................         58,350
     11,500   Fortis Group ......................................        250,117
      7,899   Solvus S.A. * .....................................        129,321
        499   Solvus S.A. Strip VVPR * ..........................              6
                                                                    ------------
                                                                         437,794
                                                                    ------------

              BRAZIL - 1.92%
      2,900   Brasil de Distribuicao Pao de Acucar, ADR .........         51,620
      2,000   Brasil Telecom Participacoes S.A., ADR ............         62,000
      5,100   Companhia de Bebidas das Americas, ADR ............         95,676
      4,300   Companhia de Concessoes Rodoviarias ...............         36,773
      5,100   Companhia Vale do Rio Doce, ADR ...................        232,050
      5,400   Embraer Aircraft Corp., ADR .......................        139,320
      5,800   Petroleo Brasileiro, S.A., ADR ....................        167,620
     12,100   Souza Cruz S.A. ...................................        104,878
                                                                    ------------
                                                                         889,937
                                                                    ------------

              CHILE - 0.38%
      6,300   AFP Provida S.A., ADR .............................        174,825
                                                                    ------------

              CHINA - 0.72%
      9,920   China Mobile HK, Ltd., ADR ........................        131,242
      3,660   CNOOC, Ltd., ADR ..................................        132,785
    204,000   Sinotrans, Ltd. ...................................         69,964
                                                                    ------------
                                                                         333,991
                                                                    ------------

              CROATIA - 0.34%
      9,600   Pliva d.d., GDR (C)* ..............................        155,497
                                                                    ------------

              CZECH REPUBLIC - 0.12%
      4,500   Cesky Telecom A.S. ................................         57,353
                                                                    ------------

              EGYPT - 0.41%
     27,305   Commercial International Bank of Egypt,
              GDR (C) ...........................................         98,298
      6,300   MobiNil - Egyptian Mobile Services ................         89,006
                                                                    ------------
                                                                         187,304
                                                                    ------------

              FINLAND - 3.43%
      5,200   Amer Group, Ltd. ..................................        246,433
     57,300   Nokia Oyj .........................................        805,662
      9,000   Sampo Oyj .........................................         86,123
     19,000   Stora Enso Oyj ....................................        255,998
      3,100   TietoEnator Oyj ...................................         92,261
      4,400   Vaisala Oyj .......................................        100,071
                                                                    ------------
                                                                       1,586,548
                                                                    ------------
              FRANCE - 7.34%
      5,900   Aventis S.A. * ....................................        449,053
      3,920   BNP Paribas .......................................        235,209
      3,800   Carbone Lorraine S.A. .............................        153,872
      4,600   Carrefour S.A. ....................................        213,261
     15,927   Credit Agricole S.A. ..............................        392,563
      4,400   Euronext N.V. .....................................        127,895
      5,700   Lagardere S.C.A. ..................................        343,037
      4,300   Neopost S.A. ......................................        236,947
      3,000   Sanofi-Synthelabo S.A. ............................        191,731
      4,900   Schneider Electric S.A. ...........................        329,809
      3,700   Total S.A., Series B ..............................        683,751
        958   Union Financiere de France Banque S.A. ............         37,380
                                                                    ------------
                                                                       3,394,508
                                                                    ------------

              GERMANY - 4.89%
      7,200   BASF AG ...........................................        371,138
      3,800   E. On AG ..........................................        251,674
      2,000   Fielmann AG .......................................        104,794
      2,800   Medion AG .........................................        118,979
      7,100   MG Technologies AG ................................        104,591
      4,000   Muenchener Ruckversicherungs - Gesellschaft AG ....        432,160
      1,050   PUMA AG ...........................................        241,321
      2,400   Schering AG .......................................        126,041
      4,200   Siemens AG ........................................        303,066
      2,100   Stada Arzneimittel AG .............................        110,336
      4,511   Techem AG * .......................................         98,597
                                                                    ------------
                                                                       2,262,697
                                                                    ------------

              GREECE - 0.35%
      8,590   OPAP S.A. .........................................        163,576
                                                                    ------------

              HONG KONG - 0.98%
     45,500   CLP Holdings, Ltd. ................................        242,093
     51,200   Esprit Asia Holdings, Ltd. ........................        211,372
                                                                    ------------
                                                                         453,465
                                                                    ------------

              HUNGARY - 0.93%
      2,280   Gedeon Richter Rt. ................................        232,059
      5,300   MOL Magyar Olaj-es Gazipari Rt. ...................        200,198
                                                                    ------------
                                                                         432,257
                                                                    ------------

              INDIA - 2.30%
      2,200   Dr. Reddy's Laboratories, Ltd., ADR ...............         43,120
      7,200   Hero Honda Motors, Ltd. ...........................         78,169
      5,650   Hindalco Industries, Ltd., GDR ....................        141,625
     34,800   Hindustan Lever, Ltd. .............................        110,496
      1,200   Oil & Natural Gas Corp., Ltd. .....................         22,667
     17,600   Reliance Industries, Ltd. .........................        208,334
     22,200   Satyam Computer Services, Ltd. ....................        160,172
     20,800   State Bank of India, Ltd. .........................        300,564
                                                                    ------------
                                                                       1,065,147
                                                                    ------------

              INDONESIA - 0.97%
    419,500   HM Sampoerna Tbk PT ...............................        243,618
     11,200   Telekomunikasi Indonesia Tbk PT, ADR ..............        202,720
                                                                    ------------
                                                                         446,338
                                                                    ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  46     INTERNATIONAL STOCK FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)
         (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS (CONTINUED)

              IRELAND - 2.61%
     21,416   Allied Irish Banks PLC ............................   $    308,811
     11,211   Anglo Irish Bank Corp. PLC ........................        183,277
     18,000   Bank of Ireland ...................................        217,948
     16,087   CRH PLC ...........................................        341,053
     10,100   DCC PLC ...........................................        153,802
                                                                    ------------
                                                                       1,204,891
                                                                    ------------

              ISRAEL - 0.56%
     42,000   Bank Hapoalim, Ltd. ...............................        108,363
      3,876   Koor Industries, Ltd. * ...........................        151,950
                                                                    ------------
                                                                         260,313
                                                                    ------------

              ITALY - 1.59%
      2,500   Davide Campari-Milano SpA .........................        116,172
     27,700   Eni SpA ...........................................        562,647
     12,600   Snam Rete Gas SpA .................................         55,834
                                                                    ------------
                                                                         734,653
                                                                    ------------

              JAPAN - 15.05%
      4,100   ACOM Co., Ltd. ....................................        291,995
      9,000   Canon, Inc. .......................................        472,161
      4,200   Credit Saison Co., Ltd. ...........................        122,919
      5,000   Daito Trust Construction Co., Ltd. ................        169,438
         31   eAccess, Ltd. * ...................................        157,858
         48   East Japan Railway Co. ............................        245,295
      5,300   Fanuc, Ltd. .......................................        324,632
        900   Funai Electric Co., Ltd. ..........................        133,901
      8,000   Hisamitsu Pharmaceutical Co., Inc. ................        133,738
      5,000   Honda Motor Co., Ltd. .............................        200,698
      7,000   Kao Corp. .........................................        167,127
      2,700   Lawson, Inc. ......................................        101,282
      9,000   Leopalace21 Corp. .................................        150,781
     17,000   Mitsubishi Estate Co., Ltd. .......................        201,015
      3,900   NEC Electronics Corp. * ...........................        274,571
      2,100   Nichii Gakkan Co. .................................        109,029
     49,300   Nissan Motor Co., Ltd. ............................        548,994
     30,000   Nomura Holdings, Inc. .............................        487,111
        224   NTT DoCoMo, Inc. ..................................        444,489
      1,600   Rohm Co., Ltd. ....................................        199,629
      3,500   Sammy Corp. .......................................        148,099
      3,000   Secom Techno Service Co., Ltd. ....................        119,603
      6,600   Shin-Etsu Chemical Co., Ltd. ......................        266,715
     20,000   Sumitomo Trust & Banking Co., Ltd. ................        120,328
     21,000   Suruga Bank, Ltd. .................................        155,837
     10,100   Takeda Chemical Industries, Ltd. ..................        407,240
     83,000   Tokyo Gas Co., Ltd. ...............................        307,588
      9,000   Uniden Corp. ......................................        158,610
      2,100   USS Co., Ltd. .....................................        177,529
      2,800   Yamada Denki Co., Ltd. ............................         96,154
         40   Yoshinoya D&C Co., Ltd. ...........................         63,426
                                                                    ------------
                                                                       6,957,792
                                                                    ------------

              MEXICO - 1.73%
     71,100   America Telecom, S.A. de C.V., Series A * .........        124,102
      3,554   Cemex S.A. de C.V., ADR ...........................        104,665
      2,170   Fomento Economico Mexicano S.A. de
              C.V., ADR .........................................         94,873
      2,500   Grupo Televisa, S.A. de C.V., ADR .................        108,975
     26,900   Kimberly-Clark de Mexico, S.A. de C.V.,
              Class A ...........................................         71,373
      8,600   Telefonos de Mexico S.A. de C.V., ADR .............        293,604
                                                                    ------------
                                                                         797,592
                                                                    ------------

              NETHERLANDS - 7.09%
      3,740   Boskalis Westminster N.V. .........................         94,064
      2,848   Fugro N.V. ........................................        164,815
     10,721   Heineken N.V. * ...................................        451,968
      6,361   Hunter Douglas N.V. ...............................        304,502
      1,482   IHC Caland N.V. ...................................         69,737
      5,900   Imtech N.V. .......................................        147,258
     60,300   Koninklijke KPN ...................................        434,032
     23,263   Philips Electronics N.V. ..........................        633,001
     15,000   Royal Dutch Petroleum Co. .........................        728,830
      6,300   Telegraaf Holdings MIJ N.V. .......................        136,568
      6,078   United Services Group N.V. ........................        112,102
                                                                    ------------
                                                                       3,276,877
                                                                    ------------

              NORWAY - 0.77%
     13,200   Den Norske Bank ASA ...............................         83,593
      6,300   Ekornes ASA .......................................        126,568
     11,800   Statoil ASA .......................................        147,307
                                                                    ------------
                                                                         357,468
                                                                    ------------

              PERU - 0.19%
      7,000   Credicorp, Ltd. ...................................         89,670
                                                                    ------------

              PHILIPPINES - 0.33%
      7,800   Philippine Long Distance Telephone Co., ADR * .....        153,348
                                                                    ------------

              RUSSIA - 0.40%
        955   LUKOIL, ADR .......................................        104,019
      4,900   Wimm-Bill-Dann Foods OJSC, ADR * ..................         83,251
                                                                    ------------
                                                                         187,270
                                                                    ------------

              SINGAPORE - 0.60%
     39,000   Overseas Chinese Banking Corp., Ltd. ..............        277,352
                                                                    ------------

              SOUTH AFRICA - 2.73%
     32,300   ABSA Group, Ltd. ..................................        209,038
     11,100   Harmony Gold Mining Co., Ltd., ADR ................        122,544
      2,050   Impala Platinum Holdings, Ltd. ....................        140,067
     16,100   Kumba Resources, Ltd. .............................         96,413
     97,900   Old Mutual PLC ....................................        168,049
     59,100   Sanlam, Ltd. ......................................         74,705
     12,100   Sappi, Ltd. .......................................        163,863
      9,500   Sasol, Ltd. .......................................        143,115
    115,596   Steinhoff International Holdings, Ltd. ............        144,284
                                                                    ------------
                                                                       1,262,078
                                                                    ------------

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
         INTERNATIONAL STOCK FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)
         (CONTINUED)                                                        47
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
COMMON STOCKS (CONTINUED)

              SOUTH KOREA - 5.15%
      5,700   Daewoo Shipbuilding & Marine Engineering
              Co., Ltd., GDR (C) * ..............................   $    122,436
      1,150   Hite Brewery Co., Ltd. ............................         84,289
      9,686   Kookmin Bank * ....................................        361,569
     10,540   KT Corp., ADR .....................................        194,990
        400   KT Corp. ..........................................         13,943
      1,800   LG Chem, Ltd. .....................................         72,715
      1,500   LG Electronics, Inc. ..............................         91,021
      4,400   LG Household & Health Care, Ltd. ..................        132,561
        740   POSCO .............................................         90,501
      2,400   POSCO, ADR ........................................         73,800
      2,019   Samsung Electronics Co., Ltd., GDR (C) ............        474,970
      2,074   Samsung Fire & Marine Insurance Co., Ltd. .........        137,872
        920   Samsung SDI Co., Ltd. .............................        117,612
      3,300   SK Corp. ..........................................        138,373
        870   SK Telecom Co., Ltd. ..............................        148,293
      6,139   SK Telecom Co., Ltd., ADR .........................        124,008
                                                                    ------------
                                                                       2,378,953
                                                                    ------------

              SPAIN - 1.62%
     10,000   Abengoa, S.A. .....................................         88,986
      4,200   Aldeasa, S.A. .....................................        121,176
      8,100   Altadis, S.A. .....................................        228,749
        900   Antena 3 de Television S.A. * .....................         45,702
      7,600   Indra Sistemas, S.A. ..............................         98,485
     10,100   Prosegur, CIA de Seguridad S.A. ...................        164,630
                                                                    ------------
                                                                         747,728
                                                                    ------------

              SWEDEN - 1.58%
      8,200   Alfa Laval AB .....................................        123,471
      2,500   Autoliv, Inc., SDR ................................        106,385
     12,160   Elekta AB * .......................................        217,331
     10,300   Getinge AB ........................................        118,679
     16,400   Swedish Match AB ..................................        165,344
                                                                    ------------
                                                                         731,210
                                                                    ------------

              SWITZERLAND - 4.94%
     13,100   Compagnie Financiere Richemont AG .................        336,544
     17,570   Credit Suisse Group ...............................        618,533
        340   Edipresse S.A. ....................................        172,861
        100   Geberit AG ........................................         60,702
      4,000   Roche Holding AG ..................................        419,058
      6,600   Swiss Reinsurance Co. .............................        433,679
      3,400   UBS AG ............................................        241,351
                                                                    ------------
                                                                       2,282,728
                                                                    ------------

              TAIWAN - 1.73%
     61,571   Advantech Co., Ltd. ...............................        129,740
     92,603   Chinatrust Financial Holding Co., Ltd. ............         99,516
     10,352   Compal Electronics, Inc., GDR .....................         59,007
     33,350   Compal Electronics, Inc. ..........................         37,546
    139,000   Fubon Group Co., Ltd. .............................        132,640
     44,520   Hon Hai Precision Industry Co., Ltd. ..............        175,561
    110,250   United Microelectronics Corp. * ...................         98,900
     12,516   United Microelectronics Corp., ADR * ..............         65,083
                                                                    ------------
                                                                         797,993
                                                                    ------------

              THAILAND - 0.39%
    175,300   Delta Electronics Public Co., Ltd. ................        112,821
    114,100   Thai Union Frozen Products Public Co.,
              Ltd. - Foreign ....................................         67,302
                                                                    ------------
                                                                         180,123
                                                                    ------------

              TURKEY - 0.20%
     30,267   Turkiye Garanti Bankasi A.S., ADR (C)* ............         92,817
                                                                    ------------

              UNITED KINGDOM - 20.44%
     60,000   Barclays PLC ......................................        541,309
     78,300   BP PLC ............................................        677,235
     13,100   Bunzl PLC .........................................        109,528
     31,300   Cadbury Schweppes PLC .............................        249,063
      9,400   Carpetright PLC ...................................        174,447
     16,200   Cattles PLC .......................................         99,735
     13,751   Collins Stewart Tullett PLC .......................        101,736
     31,800   Diageo PLC ........................................        426,814
     11,300   Enterprise Inns PLC ...............................        122,296
     43,700   GlaxoSmithKline PLC ...............................        904,805
     57,530   HSBC Holdings PLC .................................        824,724
      7,900   Imperial Tobacco Group PLC ........................        175,062
     17,300   Intertek Group PLC ................................        157,842
     12,300   JJB Sports PLC ....................................         57,066
     27,000   John Wood Group PLC ...............................         67,783
     45,360   Kesa Electricals PLC ..............................        226,947
    114,200   Kidde PLC .........................................        226,927
     10,600   Luminar PLC .......................................         86,181
      7,273   Man Group PLC .....................................        217,816
     17,700   Northgate PLC .....................................        195,957
     49,000   Prudential PLC ....................................        385,126
     72,300   Rentokil Initial PLC ..............................        241,157
     11,300   Rio Tinto PLC .....................................        248,000
     21,800   Royal Bank of Scotland Group PLC ..................        654,812
      3,500   Signet Group PLC, ADR .............................        223,125
     24,800   Smiths Group PLC ..................................        307,341
     15,800   Trinity Mirror PLC ................................        172,539
     18,700   Unilever PLC ......................................        176,505
    439,900   Vodafone Group PLC ................................      1,069,245
     20,500   William Hill PLC ..................................        194,949
     18,400   Wimpey George PLC .................................        133,927
                                                                    ------------
                                                                       9,449,999
                                                                    ------------

              VENEZUELA - 0.30%
      7,234   Compania Anonima Nacional Telefonos
              de Venezuela, ADR .................................        138,531
                                                                    ------------

              TOTAL COMMON STOCKS ...............................     44,963,345
              ( Cost $36,037,064 )                                  ------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  48     INTERNATIONAL STOCK FUND--PORTFOLIO OF INVESTMENTS (UNAUDITED)
         (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
     Shares                                                             (Note 2)
     ------                                                             --------
PREFERRED STOCKS - 1.24%

              BRAZIL - 0.95%
    454,100   Caemi Mineracao e Metalurgica S.A. ................   $    165,155
     35,200   Copel, ADR * ......................................        118,976
  4,400,000   Telemar Norte Leste S.A., Class A .................         74,749
      8,000   Usinas Siderurgicas de Minas Gerais S.A. ..........         78,858
                                                                    ------------
                                                                         437,738
                                                                    ------------

              GERMANY - 0.29%
        220   Porsche AG ........................................        136,358
                                                                    ------------

              TOTAL PREFERRED STOCKS ............................        574,096
              ( Cost $550,763 )                                     ------------

WARRANTS AND RIGHTS - 0.00%

              JAPAN - 0.00%
        240   Belluna Co., Ltd. * ...............................              0
                                                                    ------------
              TOTAL WARRANTS AND RIGHTS .........................              0
              ( Cost $227 )                                         ------------

  Par Value
  ---------

CERTIFICATE OF DEPOSIT - 1.55%
  $ 715,259   State Street Eurodollar ...........................        715,259
                                                                    ------------

              TOTAL CERTIFICATE OF DEPOSIT ......................        715,259
              ( Cost $715,259 )                                     ------------
TOTAL INVESTMENTS - 100.04% .....................................     46,252,700
( Cost $37,303,313** )                                              ------------
NET OTHER ASSETS AND LIABILITIES - (0.04)% ......................        (19,138)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $ 46,233,562
                                                                    ============

_______________________________

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $37,310,722.
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
PLC  Public Limited Company.
SDR  Swedish Depository Receipt.

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets             % of Net Assets
                                                                 ---------------
     Banks ................................................                 14.1%
     Oil & Gas ............................................                  9.1%
     Drugs & Health Care ..................................                  7.2%
     Telecommunications ...................................                  6.9%
     Communication Services ...............................                  5.8%
     Financial Services ...................................                  5.1%
     Food & Beverages .....................................                  4.0%
     Insurance ............................................                  3.7%
     Computers & Business Equipment .......................                  3.5%
     Retail ...............................................                  3.4%
     Mining ...............................................                  3.0%
     Household Appliances & Home Furnishings ..............                  2.6%
     Business Services ....................................                  2.5%
     Electronics ..........................................                  2.4%
     Electrical Equipment .................................                  2.3%
     Automobiles ..........................................                  2.1%
     Chemicals ............................................                  2.0%
     Tobacco ..............................................                  2.0%
     Leisure Time .........................................                  1.6%
     Certificate of Deposit ...............................                  1.5%
     Manufacturing ........................................                  1.4%
     Construction & Mining Equipment ......................                  1.4%
     Electric Utilities ...................................                  1.3%
     Conglomerates ........................................                  1.3%
     Railroads & Equipment ................................                  1.0%
     Household Products ...................................                  0.9%
     Real Estate ..........................................                  0.8%
     Building Construction ................................                  0.6%
     Publishing ...........................................                  0.6%
     Forest Products ......................................                  0.6%
     Apparel & Textiles ...................................                  0.5%
     Hotels & Restaurants .................................                  0.5%
     Paper ................................................                  0.5%
     Industrial Machinery .................................                  0.4%
     Medical Products/Supplies ............................                  0.4%
     Software .............................................                  0.3%
     Internet .............................................                  0.3%
     Diversified ..........................................                  0.3%
     Retail-Specialty .....................................                  0.3%
     Aerospace ............................................                  0.3%
     Shipbuilding .........................................                  0.3%
     Auto Parts ...........................................                  0.2%
     Construction Materials ...............................                  0.2%
     Retail-General .......................................                  0.2%
     Computer Software/Services ...........................                  0.2%
     Transportation .......................................                  0.2%
     Cable ................................................                  0.1%
     Commercial/Consumer Services .........................                  0.1%
                                                                 ---------------
                                                                          100.00%
                                                                 ===============

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

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                                                                            49
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-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                   MUTUAL FUNDS

--------------------------------------------------------------------------------
  50    STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CASH RESERVES           BOND              HIGH INCOME
                                                                                  FUND               FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost ..................................................     $  20,610,803       $ 172,607,295        $  70,552,864
  Net unrealized appreciation (depreciation) ...........................                --             439,932            1,330,862
                                                                             -------------       -------------        -------------
       Total investments at value ......................................        20,610,803         173,047,227           71,883,726
  Cash .................................................................                --                  --              147,473
  Foreign currency (Cost $5,077 and $288,770, respectively) (Note 2) ...                --                  --                5,090
Receivables:
  Investments sold .....................................................                --           3,852,862              842,246
  Fund shares sold .....................................................            26,894             465,970              224,183
  Dividends and interest ...............................................            79,870           1,593,333            1,275,536
Net unrealized appreciation on foreign currency exchange contracts .....                --                  --               13,296
Prepaid insurance and registration fees ................................               345               5,412                2,632
Prepaid Trustees' and other fees .......................................             7,732               3,123                1,332
                                                                             -------------       -------------        -------------
    Total Assets .......................................................        20,725,644         178,967,927           74,395,514
                                                                             -------------       -------------        -------------
LIABILITIES:
Payable to custodian ...................................................                --                  --                   --
Net unrealized depreciation on forward currency contracts ..............                --                  --                   --
Payables:
  Investments purchased ................................................                --           6,121,435              520,817
  Due to Advisor, net ..................................................             1,241              52,886               27,256
  Fund shares repurchased ..............................................            21,199             190,151               52,833
  Upon return of securities loaned .....................................                --          32,036,924           10,971,565
  Administration and transfer agent fees ...............................            22,583             103,467               33,565
  Distribution fees - Class B ..........................................             5,625              36,632               14,665
  Shareholder servicing fees ...........................................                --              28,936               12,823
Accrued expenses and other payables ....................................                --              95,871              128,766
                                                                             -------------       -------------        -------------
  Total Liabilities ....................................................            50,648          38,666,302           11,762,290
                                                                             -------------       -------------        -------------
NET ASSETS .............................................................     $  20,674,996       $ 140,301,625        $  62,633,224
                                                                             =============       =============        =============

NET ASSETS CONSIST OF:
  Paid-in capital ......................................................     $  20,672,863       $ 140,683,822        $  66,617,584
  Accumulated undistributed
    net investment income (loss) .......................................             2,125              37,300               76,072
  Accumulated net realized gain (loss) on investments sold and
    foreign currency related transactions ..............................                 8            (859,429)          (5,404,273)
  Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of foreign currency related
    transactions) ....... ..............................................                --             439,932            1,343,841
                                                                             -------------       -------------        -------------
NET ASSETS .............................................................     $  20,674,996       $ 140,301,625        $  62,633,224
                                                                             =============       =============        =============

CLASS A SHARES:
  Net assets ...........................................................     $  11,469,238       $  81,573,169        $  38,931,249
  Shares of beneficial interest outstanding ............................        11,490,401           8,176,922            5,276,906
  NET ASSET VALUE and redemption price per share .......................     $        1.00       $        9.98        $        7.38
  Sales charge of offering price* ......................................              0.06                0.50                 0.37
                                                                             -------------       -------------        -------------
  Maximum offering price per share .....................................     $        1.06       $       10.48        $        7.75
                                                                             =============       =============        =============

CLASS B SHARES:
  Net assets ...........................................................     $   9,205,758       $  58,728,456        $  23,701,975
  Shares of beneficial interest outstanding ............................         9,220,236           5,885,373            3,204,740
  NET ASSET VALUE and redemption price per share** .....................     $        1.00       $        9.98        $        7.40
                                                                             =============       =============        =============

_________________________________________

 * Sales charge of offering price is 5.75% for the Cash Reserves Fund, 4.75% for the Bond Fund and High Income Fund, 5.75% for the Balanced Fund, Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund, and International Stock Fund.
** Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge and / or redemption fee.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                                                                            51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                            BALANCED          GROWTH AND            CAPITAL
                                                                              FUND            INCOME FUND      APPRECIATION FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost ...............................................     $ 207,811,785      $ 160,373,159       $ 136,691,340
  Net unrealized appreciation (depreciation) ........................         7,399,026          4,380,255           9,473,696
                                                                          -------------      -------------       -------------
       Total investments at value ...................................       215,210,811        164,753,414         146,165,036
  Cash ..............................................................                --                 --                  --
  Foreign currency (Cost $5,077 and $288,770, respectively) (Note 2).                --                 --                  --
Receivables:
  Investments sold ..................................................         1,387,010            837,135           3,087,893
  Fund shares sold ..................................................           212,095            264,445             228,086
  Dividends and interest ............................................         1,038,295            223,266             131,358
Net unrealized appreciation on foreign currency exchange ............                --                 --                  --
contracts
Prepaid insurance and registration fees .............................             4,351              1,769               1,428
Prepaid Trustees' and other fees ....................................             4,237              3,359               3,077
                                                                          -------------      -------------       -------------
  Total Assets ......................................................       217,856,799        166,083,388         149,616,878
                                                                          -------------      -------------       -------------
LIABILITIES:
Payable to custodian ................................................                --                 --                  --
Net unrealized depreciation on forward currency contracts ...........                --                 --                  --
Payables:
  Investments purchased .............................................         2,669,133                 --           2,768,967
  Due to Advisor, net ...............................................           105,630             66,930              82,493
  Fund shares repurchased ...........................................           224,691            162,374             156,450
  Upon return of securities loaned ..................................        16,164,370                 --              30,319
  Administration and transfer agent fees ............................           153,280            156,071             178,345
  Distribution fees - Class B .......................................            66,477             53,394              41,008
  Shareholder servicing fees ........................................            44,635             34,578              30,639
Accrued expenses and other payables .................................            21,264              5,700              16,172
                                                                          -------------      -------------       -------------
  Total Liabilities .................................................        19,449,480            479,047           3,304,393
                                                                          -------------      -------------       -------------
NET ASSETS ..........................................................     $ 198,407,319      $ 165,604,341       $ 146,312,485
                                                                          =============      =============       =============

NET ASSETS CONSIST OF:
  Paid-in capital ...................................................     $ 203,883,432      $ 187,266,153       $ 170,339,200
  Accumulated undistributed
  Net investment income (loss) ......................................            (3,183)           410,979            (251,196)
  Accumulated net realized gain (loss) on investments sold and
    foreign currency related transactions ...........................       (12,871,956)       (26,453,046)        (33,249,215)
  Net unrealized appreciation (depreciation) of investments
    (including appreciation (depreciation) of foreign currency
    related transactions)......... ..................................         7,399,026          4,380,255           9,473,696
                                                                          -------------      -------------       -------------
NET ASSETS ..........................................................     $ 198,407,319      $ 165,604,341       $ 146,312,485
                                                                          =============      =============       =============

CLASS A SHARES:
  Net assets ........................................................     $  91,925,048      $  80,730,169       $  81,323,868
  Shares of beneficial interest outstanding .........................         7,980,529          6,887,139           6,540,210
  NET ASSET VALUE and redemption price per share ....................     $       11.52      $       11.72       $       12.43
  Sales charge of offering price* ...................................              0.70               0.72                0.76
                                                                          -------------      -------------       -------------
  Maximum offering price per share ..................................     $       12.22      $       12.44       $       13.19
                                                                          =============      =============       =============

CLASS B SHARES:
  Net assets ........................................................     $ 106,482,271      $  84,874,172       $  64,988,617
  Shares of beneficial interest outstanding .........................         9,235,821          7,340,226           5,462,022
  NET ASSET VALUE and redemption price per share** ..................     $       11.53      $       11.56       $       11.90
                                                                          =============      =============       =============

--------------------------------------------------------------------------------------------------------------------------------
                                                                            MID-CAP            MULTI-CAP     INTERNATIONAL STOCK
                                                                              FUND            GROWTH FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost ...............................................     $  48,789,027      $  31,121,524       $  37,303,313
  Net unrealized appreciation (depreciation) ........................         8,741,836          4,042,135           8,949,387
                                                                          -------------      -------------       -------------
       Total investments at value ...................................        57,530,863         35,163,659          46,252,700
  Cash ..............................................................                --                 --                  --
  Foreign currency (Cost $5,077 and $288,770, respectively) (Note2) .                --                 --             289,736
Receivables:
  Investments sold ..................................................           670,442            246,819             293,895
  Fund shares sold ..................................................            98,056            114,253              24,157
  Dividends and interest ............................................            28,608             12,904             185,486
Net unrealized appreciation on foreign currency exchange contracts ..                --                 --                  --
Prepaid insurance and registration fees .............................               790                375                 397
Prepaid Trustees' and other fees ....................................             2,459              2,347                 939
                                                                          -------------      -------------       -------------
  Total Assets ......................................................        58,331,218         35,540,357          47,047,310
                                                                          -------------      -------------       -------------
LIABILITIES:
Payable to custodian ................................................            24,167                 --                  --
Net unrealized depreciation on forward currency contracts ...........                --                 --                 556
Payables:
  Investments purchased .............................................           128,346            296,340             717,096
  Due to Advisor, net ...............................................            40,240             14,969              37,373
  Fund shares repurchased ...........................................            32,484             28,863               3,111
  Upon return of securities loaned ..................................         1,580,145            854,385                  --
  Administration and transfer agent fees ............................            57,881             38,245              34,583
  Distribution fees - Class B .......................................            12,109              7,902               4,457
  Shareholder servicing fees ........................................            11,823              7,142               9,706
Accrued expenses and other payables .................................                --                 --               6,866
                                                                          -------------      -------------       -------------
  Total Liabilities .................................................         1,887,195          1,247,846             813,748
                                                                          -------------      -------------       -------------
NET ASSETS ..........................................................     $  56,444,023      $  34,292,511       $  46,233,562
                                                                          =============      =============       =============

NET ASSETS CONSIST OF:
  Paid-in capital ...................................................     $  49,565,410      $  51,456,261       $  47,230,415
  Accumulated undistributed
  Net investment income (loss) ......................................           (29,549)          (143,749)             80,766
  Accumulated net realized gain (loss) on investments sold and
    foreign currency related transactions ...........................        (1,833,674)       (21,062,397)         (9,978,799)
  Net unrealized appreciation (depreciation) of investments
    (including appreciation (depreciation) of foreign currency
    related transactions)......... ..................................         8,741,836          4,042,396           8,901,180
                                                                          -------------      -------------       -------------
NET ASSETS ..........................................................     $  56,444,023      $  34,292,511       $  46,233,562
                                                                          =============      =============       =============

CLASS A SHARES:
  Net assets ........................................................     $  37,224,175      $  21,759,166       $  39,146,042
  Shares of beneficial interest outstanding .........................         3,111,354          4,568,270           3,979,947
  NET ASSET VALUE and redemption price per share ....................     $       11.96      $        4.76       $        9.84
  Sales charge of offering price* ...................................              0.73               0.29                0.60
                                                                          -------------      -------------       -------------
  Maximum offering price per share ..................................     $       12.69      $        5.05       $       10.44
                                                                          =============      =============       =============

CLASS B SHARES:
  Net assets ........................................................     $  19,219,848      $  12,533,345       $   7,087,520
  Shares of beneficial interest outstanding .........................         1,647,647          2,714,606             728,119
  NET ASSET VALUE and redemption price per share** ..................     $       11.67      $        4.62       $        9.73
                                                                          =============      =============       =============

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  52  STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                     CASH RESERVES           BOND            HIGH INCOME
                                                                         FUND                FUND               FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ....................................................    $           --      $           --     $       12,351
  Interest .....................................................           123,252           3,390,917          2,480,184
    Less:Foreign taxes withheld ................................                --                  --               (274)
  Securities lending income ....................................                --              15,069             12,738
                                                                    --------------      --------------     --------------
    Total investment income ....................................           123,252           3,405,986          2,504,999
                                                                    --------------      --------------     --------------
EXPENSES:
Management fees ................................................            45,399             353,284            163,164
Administration and transfer agent fees .........................            28,428             154,027             60,902
Registration expenses ..........................................            11,883              18,556             11,450
Custodian and accounting fees ..................................             9,569              28,723             35,908
Professional fees ..............................................             1,803               5,062              2,530
Reports to shareholder expense .................................               859               8,669              4,103
Trustees' fees .................................................               806               4,206              1,577
Distribution fees - Class B ....................................            38,529             231,324             86,800
Shareholder servicing fees - Class A ...........................                --              99,534             45,235
Shareholder servicing fees - Class B ...........................                --              77,108             28,933
Other expenses .................................................             1,249               5,100              2,001
                                                                    --------------      --------------     --------------
  Total expenses before reimbursement/waiver ...................           138,525             985,593            442,603
  Less reimbursement/waiver ....................................           (48,495)           (118,316)           (59,140)
                                                                    --------------      --------------     --------------
  Total expenses net of reimbursement/waiver ...................            90,030             867,277            383,463
                                                                    --------------      --------------     --------------
NET INVESTMENT INCOME (LOSS) ...................................            33,222           2,538,709          2,121,536
                                                                    --------------      --------------     --------------
NET UNREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments (including net
    realized gain On foreign currency related transactions) ....                 8            (428,572)           380,997
  Net change in unrealized appreciation (depreciation) on
    investments (including a net unrealized appreciation
    (depreciation) on foreign currency related transactions) ...                --          (1,583,154)          (278,662)
                                                                    --------------      --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........                 8          (2,011,726)           102,335
                                                                    --------------      --------------     --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $       33,230      $      526,983     $    2,223,871
                                                                    ==============      ==============     ==============

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                                                                            53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                       BALANCED          GROWTH AND           CAPITAL
                                                                         FUND            INCOME FUND     APPRECIATION FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ....................................................    $    1,093,618      $    1,833,756     $      823,635
  Interest .....................................................         2,042,290              58,579             34,973
    Less:Foreign taxes withheld ................................            (6,515)             (8,088)                --
  Securities lending income ....................................             9,705                 843              1,060
                                                                    --------------      --------------     --------------
    Total investment income ....................................         3,139,098           1,885,090            859,668
                                                                    --------------      --------------     --------------
EXPENSES:
Management fees ................................................           632,493             443,269            540,674
Administration and transfer agent fees .........................           234,815             254,963            274,548
Registration expenses ..........................................            17,093              15,294             16,578
Custodian and accounting fees ..................................            31,603              22,535             21,269
Professional fees ..............................................             5,926               5,021              4,370
Reports to shareholder expense .................................            12,135              11,121              9,984
Trustees' fees .................................................             5,525               4,537              4,052
Distribution fees - Class B ....................................           395,347             317,209            245,782
Shareholder servicing fees - Class A ...........................           111,484              95,750             98,297
Shareholder servicing fees - Class B ...........................           131,782             105,737             81,927
Other expenses .................................................             6,109               4,946              4,511
                                                                    --------------      --------------     --------------
  Total expenses before reimbursement/waiver ...................         1,584,312           1,280,382          1,301,992
  Less reimbursement/waiver ....................................          (118,593)           (157,229)          (191,128)
                                                                    --------------      --------------     --------------
  Total expenses net of reimbursement/waiver ...................         1,465,719           1,123,153          1,110,864
                                                                    --------------      --------------     --------------
NET INVESTMENT INCOME (LOSS) ...................................         1,673,379             761,937           (251,196)
                                                                    --------------      --------------     --------------
NET UNREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments (including net
    realized gain on foreign currency related transactions) ....          (513,149)            141,928            601,603
  Net change in unrealized appreciation (depreciation) on
    investments(including a net unrealized appreciation
    (depreciation) on foreign currency related transactions) ...         6,063,398           9,555,625          5,664,296
                                                                    --------------      --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........         5,550,249           9,697,553          6,265,899
                                                                    --------------      --------------     --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $    7,223,628      $   10,459,490     $    6,014,703
                                                                    ==============      ==============     ==============

----------------------------------------------------------------------------------------------------------------------------
                                                                       MID-CAP            MULTI-CAP      INTERNATIONAL STOCK
                                                                        FUND             GROWTH FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ....................................................    $      399,319      $       75,872     $      544,655
  Interest .....................................................            10,060               5,383              2,446
    Less:Foreign taxes withheld ................................                --              (1,403)           (54,658)
  Securities lending income ....................................             4,066               1,010                 --
                                                                    --------------      --------------     --------------
    Total investment income ....................................           413,445              80,862            492,443
                                                                    --------------      --------------     --------------
EXPENSES:
Management fees ................................................           253,893             113,421            232,502
Administration and transfer agent fees .........................            91,476              73,710             50,274
Registration expenses ..........................................            12,018              11,709             10,906
Custodian and accounting fees ..................................            15,473              14,801             55,798
Professional fees ..............................................             2,698                 997              2,887
Reports to shareholder expense .................................             4,050               2,268              3,038
Trustees' fees .................................................             1,445                 660              1,211
Distribution fees - Class B ....................................            68,830              43,139             24,951
Shareholder servicing fees - Class A ...........................            43,871              23,427             47,042
Shareholder servicing fees - Class B ...........................            22,943              14,380              8,317
Other expenses .................................................             1,765               1,078              1,530
                                                                    --------------      --------------     --------------
  Total expenses before reimbursement/waiver ...................           518,462             299,590            438,456
  Less reimbursement/waiver ....................................           (75,468)            (74,979)           (59,237)
                                                                    --------------      --------------     --------------
  Total expenses net of reimbursement/waiver ...................           442,994             224,611            379,219
                                                                    --------------      --------------     --------------
NET INVESTMENT INCOME (LOSS) ...................................           (29,549)           (143,749)           113,224
                                                                    --------------      --------------     --------------
NET UNREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments (including net
    realized gain On foreign currency related transactions) ....           791,151           1,368,026          2,289,990
  Net change in unrealized appreciation (depreciation) on
    investments (including a net unrealized appreciation
    (depreciation) on foreign currency related transactions) ...         2,829,409             482,028          2,049,374
                                                                    --------------      --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........         3,620,560           1,850,054          4,339,364
                                                                    --------------      --------------     --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $    3,591,011      $    1,706,305     $    4,452,588
                                                                    ==============      ==============     ==============

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  54                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         CASH RESERVES                            BOND
                                                                              FUND                                FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS                           SIX MONTHS
                                                                    ENDED                                ENDED
                                                               APRIL 30, 2004      YEAR ENDED       APRIL 30, 2004     YEAR ENDED
                                                                 (UNAUDITED)    OCTOBER 31, 2003      (UNAUDITED)   OCTOBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD ...........................  $  26,306,927      $  34,123,598      $ 142,693,847    $ 123,586,409
                                                               -------------      -------------      -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income .....................................         33,222            131,509          2,538,709        4,788,871
  Net realized gain (loss) ..................................              8              1,584           (428,572)         356,246
  Net change in unrealized appreciation (depreciation) ......             --                 --         (1,583,154)      (1,197,091)
                                                               -------------      -------------      -------------    -------------
  Net increase in net assets from operations ................         33,230            133,093            526,983        3,948,026
                                                               -------------      -------------      -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .................................................        (33,230)          (119,661)        (1,561,969)      (2,879,857)
    Class B .................................................             --            (13,432)          (976,740)      (2,109,246)
  Net realized gains
    Class A .................................................             --                 --                 --               --
    Class B .................................................             --                 --                 --               --
                                                               -------------      -------------      -------------    -------------
    Total distributions .....................................        (33,230)          (133,093)        (2,538,709)      (4,989,103)
                                                               -------------      -------------      -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold .............................................      1,649,630          6,650,455         13,358,529       34,514,506
    Issued to shareholders in reinvestment of distributions..         32,265            116,802          1,166,095        2,334,521
    Shares redeemed .........................................     (4,449,044)        (9,018,299)        (9,919,142)     (21,156,808)
    Redemption Fees .........................................             --                 --                954               --
                                                               -------------      -------------      -------------    -------------
    Net increase (decrease) from capital share transactions..     (2,767,149)        (2,251,042)         4,606,436       15,692,219
                                                               -------------      -------------      -------------    -------------
  CLASS B SHARES
    Shares sold .............................................      1,254,892          5,361,829          2,761,639       19,242,363
    Issued to shareholders in reinvestment of distributions..             --             11,975            897,631        1,943,030
    Shares redeemed .........................................     (4,119,674)       (10,939,433)        (8,646,202)     (16,729,097)
                                                               -------------      -------------      -------------    -------------
    Net increase (decrease) from capital share transactions..     (2,864,782)        (5,565,629)        (4,986,932)       4,456,296
                                                               -------------      -------------      -------------    -------------
Total increase (decrease) in net assets .....................     (5,631,931)        (7,816,671)        (2,392,222)      19,107,438
                                                               -------------      -------------      -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..............  $  20,674,996      $  26,306,927      $ 140,301,625    $ 142,693,847
                                                               =============      =============      =============    =============

(A) Undistributed net investment income (loss) ..............  $       2,125      $       2,133      $      37,300    $      37,300
                                                               =============      =============      =============    =============

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold .............................................      1,649,630          6,650,455          1,312,836        3,371,187
    Issued to shareholders in reinvestment of distributions..         32,265            116,802            114,819          228,188
    Shares redeemed .........................................     (4,449,044)        (9,018,299)          (975,665)      (2,072,910)
                                                               -------------      -------------      -------------    -------------
    Net increase (decrease) in shares outstanding ...........     (2,767,149)        (2,251,042)           451,990        1,526,465
                                                               -------------      -------------      -------------    -------------

  CLASS B SHARES
    Shares sold .............................................      1,254,892          5,361,829            271,209        1,878,376
    Issued to shareholders in reinvestment of distributions..             --             11,975             88,381          189,937
    Shares redeemed .........................................     (4,119,674)       (10,939,433)          (849,769)      (1,638,293)
                                                               -------------      -------------      -------------    -------------
    Net increase (decrease) in shares outstanding ...........     (2,864,782)        (5,565,629)          (490,179)         430,020
                                                               -------------      -------------      -------------    -------------

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                                                                            55
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                          HIGH INCOME                           BALANCED
                                                                             FUND                                 FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS                            SIX MONTHS
                                                                  ENDED                                  ENDED
                                                              APRIL 30, 2004       YEAR ENDED       APRIL 30, 2004     YEAR ENDED
                                                               (UNAUDITED)      OCTOBER 31, 2003      (UNAUDITED)   OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD ...........................  $  55,015,483      $  33,615,728      $ 184,392,585    $ 161,291,500
                                                               -------------      -------------      -------------    -------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income .....................................      2,121,536          3,247,553          1,673,379        3,290,800
  Net realized gain (loss) ..................................        380,997           (610,601)          (513,149)      (6,720,304)
  Net change in unrealized appreciation (depreciation) ......       (278,662)         5,343,952          6,063,398       23,092,033
                                                               -------------      -------------      -------------    -------------
  Net increase in net assets from operations ................      2,223,871          7,980,904          7,223,628       19,662,529
                                                               -------------      -------------      -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .................................................     (1,382,585)        (1,953,581)          (952,014)      (1,810,597)
    Class B .................................................       (792,233)        (1,303,045)          (720,952)      (1,539,999)
  Net realized gains
    Class A .................................................             --                 --                 --               --
    Class B .................................................             --                 --                 --               --
                                                               -------------      -------------      -------------    -------------
    Total distributions .....................................     (2,174,818)        (3,256,626)        (1,672,966)      (3,350,596)
                                                               -------------      -------------      -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold .............................................      8,295,479         14,165,543         11,838,354       18,447,908
    Issued to shareholders in reinvestment of distributions .        842,732          1,279,144            939,829        1,784,694
    Shares redeemed .........................................     (3,236,654)        (3,165,724)        (6,964,936)     (14,351,848)
    Redemption Fees .........................................             80                 --                 --              --
                                                               -------------      -------------      -------------    -------------
    Net increase (decrease) from capital share transactions .      5,901,637         12,278,963          5,813,247        5,880,754
                                                               -------------      -------------      -------------    -------------
  CLASS B SHARES
    Shares sold .............................................      2,730,271          7,128,350          9,135,668       16,463,827
    Issued to shareholders in reinvestment of distributions .        629,244          1,024,743            703,909        1,506,439
    Shares redeemed .........................................     (1,692,464)        (3,756,579)        (7,188,752)     (17,061,868)
                                                               -------------      -------------      -------------    -------------
    Net increase (decrease) from capital share transactions .      1,667,051          4,396,514          2,650,825          908,398
                                                               -------------      -------------      -------------    -------------
Total increase (decrease) in net assets .....................      7,617,741         21,399,755         14,014,734       23,101,085
                                                               -------------      -------------      -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..............  $  62,633,224      $  55,015,483      $ 198,407,319    $ 184,392,585
                                                               =============      =============      =============    =============

(A) Undistributed net investment income (loss) ..............  $      76,072      $     129,354      $      (3,183)   $      (3,596)
                                                               =============      =============      =============    =============

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold .............................................      1,105,737          2,010,041          1,019,399        1,768,275
    Issued to shareholders in reinvestment of distributions .        113,144            182,036             81,070          170,700
    Shares redeemed .........................................       (431,653)          (448,775)          (598,428)      (1,386,137)
                                                               -------------      -------------      -------------    -------------
    Net increase (decrease) in shares outstanding ...........        787,228          1,743,302            502,041          552,838
                                                               -------------      -------------      -------------    -------------

  CLASS B SHARES
    Shares sold .............................................        363,338          1,010,973            782,836        1,533,952
    Issued to shareholders in reinvestment of distributions .         84,286            145,682             60,706          144,313
    Shares redeemed .........................................       (225,691)          (535,627)          (615,526)      (1,607,072)
                                                               -------------      -------------      -------------    -------------
    Net increase (decrease) in shares outstanding ...........        221,933            621,028            228,016           71,193
                                                               -------------      -------------      -------------    -------------

------------------------------------------------------------------------------------------------
                                                                       GROWTH AND INCOME
                                                                             FUND
------------------------------------------------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED
                                                              APRIL 30, 2004       YEAR ENDED
                                                               (UNAUDITED)      OCTOBER 31, 2003
------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD ...........................  $ 148,170,626      $ 126,224,262
                                                               -------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income .....................................        761,937          1,146,296
  Net realized gain (loss) ..................................        141,928         (9,827,820)
  Net change in unrealized appreciation (depreciation) ......      9,555,625         30,800,834
                                                               -------------      -------------
  Net increase in net assets from operations ................     10,459,490         22,119,310
                                                               -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .................................................       (804,489)          (472,121)
    Class B .................................................       (377,317)          (174,442)
  Net realized gains
    Class A .................................................             --                 --
    Class B .................................................             --                 --
                                                               -------------      -------------
    Total distributions .....................................     (1,181,806)          (646,563)
                                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold .............................................     11,953,415         17,771,499
    Issued to shareholders in reinvestment of distributions .        794,874            453,660
    Shares redeemed .........................................     (4,600,926)       (13,309,076)
    Redemption Fees .........................................             --                 --
                                                               -------------      -------------
    Net increase (decrease) from capital share transactions .      8,147,363          4,916,083
                                                               -------------      -------------
  CLASS B SHARES
    Shares sold .............................................      5,512,369          9,222,020
    Issued to shareholders in reinvestment of distributions .        368,188            172,432
    Shares redeemed .........................................     (5,871,889)       (13,836,918)
                                                               -------------      -------------
    Net increase (decrease) from capital share transactions .          8,668         (4,442,466)
                                                               -------------      -------------
Total increase (decrease) in net assets .....................     17,433,715         21,946,364
                                                               -------------      -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..............  $ 165,604,341      $ 148,170,626
                                                               =============      =============

(A) Undistributed net investment income (loss) ..............  $     410,979      $     830,848
                                                               =============      =============

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold .............................................      1,018,173          1,787,581
    Issued to shareholders in reinvestment of distributions .         68,113             48,409
    Shares redeemed .........................................       (392,141)        (1,393,405)
                                                               -------------      -------------
    Net increase (decrease) in shares outstanding ...........        694,145            442,585
                                                               -------------      -------------
  CLASS B SHARES
    Shares sold .............................................        476,572            944,572
    Issued to shareholders in reinvestment of distributions .         31,905             18,539
    Shares redeemed .........................................       (506,299)        (1,456,011)
                                                               -------------      -------------
    Net increase (decrease) in shares outstanding ...........          2,178           (492,900)
                                                               -------------      -------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  56                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                CAPITAL APPRECIATION                         MID-CAP
                                                                        FUND                                   FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                         APRIL 30, 2004        YEAR ENDED        APRIL 30, 2004      YEAR ENDED
                                                          (UNAUDITED)       OCTOBER 31, 2003      (UNAUDITED)     OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD ....................   $ 134,565,037       $ 110,464,831      $  48,311,492      $  34,415,066
                                                         -------------       -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ..............................        (251,196)           (362,743)           (29,549)           (32,425)
  Net realized gain (loss) ...........................         601,603         (13,902,776)           791,151           (810,008)
  Net change in unrealized appreciation (depreciation)       5,664,296          38,761,664          2,829,409         11,016,333
                                                         -------------       -------------      -------------      -------------
  Net increase in net assets from operations .........       6,014,703          24,496,145          3,591,011         10,173,900
                                                         -------------       -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ..........................................              --                  --                 --                 --
    Class B ..........................................              --                  --                 --                 --
  Net realized gains
    Class A ..........................................              --                  --                 --                 --
    Class B ..........................................              --                  --                 --                 --
                                                         -------------       -------------      -------------      -------------
    Total distributions ..............................              --                  --                 --                 --
                                                         -------------       -------------      -------------      -------------

CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
    Shares sold ......................................      10,926,254          21,428,076          4,805,807          5,249,495
    Issued to shareholders in reinvestment of
      distributions ..................................              --                  --                 --                 --
    Shares redeemed ..................................      (4,648,333)        (18,606,399)        (1,602,078)        (3,087,968)
    Redemption Fees ..................................              --                  --                 --                 --
                                                         -------------       -------------      -------------      -------------
    Net increase (decrease) from capital stock
      transactions ...................................       6,277,921           2,821,677          3,203,729          2,161,527
                                                         -------------       -------------      -------------      -------------
  CLASS B SHARES
    Shares sold ......................................       3,767,730           7,443,998          2,397,512          3,617,100
    Issued to shareholders in reinvestment of
      distributions ..................................              --                  --                 --                 --
    Shares redeemed ..................................      (4,312,906)        (10,661,614)        (1,059,721)        (2,056,101)
                                                         -------------       -------------      -------------      -------------
    Net increase (decrease) from capital stock
      transactions....................................        (545,176)         (3,217,616)         1,337,791          1,560,999
                                                         -------------       -------------      -------------      -------------
Total increase (decrease) in net assets ..............      11,747,448          24,100,206          8,132,531         13,896,426
                                                         -------------       -------------      -------------      -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .......   $ 146,312,485       $ 134,565,037      $  56,444,023      $  48,311,492
                                                         =============       =============      =============      =============

(A) Undistributed net investment income (loss) .......   $    (251,196)      $          --      $     (29,549)     $          --
                                                         =============       =============      =============      =============

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold ......................................         874,498           2,090,566            405,163            548,389
    Issued to shareholders in reinvestment of
      distributions ..................................              --                  --                 --                 --
    Shares redeemed ..................................        (370,376)         (1,854,922)          (134,857)          (329,777)
                                                         -------------       -------------      -------------      -------------
    Net increase (decrease) in shares outstanding ....         504,122             235,644            270,306            218,612
                                                         -------------       -------------      -------------      -------------

  CLASS B SHARES
    Shares sold ......................................         310,917             733,844            205,598            380,861
    Issued to shareholders in reinvestment of
      distributions ..................................              --                  --                 --                 --
    Shares redeemed ..................................        (358,598)         (1,087,117)           (90,429)          (226,039)
                                                         -------------       -------------      -------------      -------------
    Net increase (decrease) in shares outstanding ....         (47,681)           (353,273)           115,169            154,822
                                                         -------------       -------------      -------------      -------------

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                                                                            57
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                  MULTI-CAP GROWTH                     INTERNATIONAL STOCK
                                                                        FUND                                   FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                         APRIL 30, 2004        YEAR ENDED       APRIL 30, 2004       YEAR ENDED
                                                          (UNAUDITED)       OCTOBER 31, 2003     (UNAUDITED)      OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD ....................   $  24,300,185       $  13,965,505      $  39,470,149      $  30,322,989
                                                         -------------       -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ..............................        (143,749)           (125,701)           113,224            391,549
  Net realized gain (loss) ...........................       1,368,026             458,015          2,289,990         (1,565,592)
  Net change in unrealized appreciation (depreciation)         482,028           4,064,829          2,049,374          9,799,283
                                                         -------------       -------------      -------------      -------------
  Net increase in net assets from operations .........       1,706,305           4,397,143          4,452,588          8,625,240
                                                         -------------       -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ..........................................              --                  --           (366,092)          (212,471)
    Class B ..........................................              --                  --             (5,505)              (404)
  Net realized gains
    Class A ..........................................              --                  --                 --                 --
    Class B ..........................................              --                  --                 --                 --

                                                         -------------       -------------      -------------      -------------
    Total distributions ..............................              --                  --           (371,597)          (212,875)
                                                         -------------       -------------      -------------      -------------

CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
    Shares sold ......................................       7,456,737           5,641,381          2,164,917          1,435,692
    Issued to shareholders in reinvestment of
      distributions ..................................              --                  --            355,484            206,495
    Shares redeemed ..................................      (1,121,776)         (1,789,330)          (493,548)          (911,371)
    Redemption Fees ..................................              --                  --                 --                 --

                                                         -------------       -------------      -------------      -------------
    Net increase (decrease) from capital stock
      transactions ...................................       6,334,961           3,852,051          2,026,853            730,816
                                                         -------------       -------------      -------------      -------------

  CLASS B SHARES
    Shares sold ......................................       2,611,398           3,219,398          1,102,557            897,473
    Issued to shareholders in reinvestment of
      distributions ..................................              --                  --              5,362                393
    Shares redeemed ..................................        (660,338)         (1,133,912)          (452,350)          (893,887)
                                                         -------------       -------------      -------------      -------------
    Net increase (decrease) from capital stock
      transactions ...................................       1,951,060           2,085,486            655,569              3,979
                                                         -------------       -------------      -------------      -------------
Total increase (decrease) in net assets ..............       9,992,326          10,334,680          6,763,413          9,147,160
                                                         -------------       -------------      -------------      -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .......   $  34,292,511       $  24,300,185      $  46,233,562      $  39,470,149
                                                         =============       =============      =============      =============

(A) Undistributed net investment income (loss) .......   $    (143,749)      $          --      $      80,766      $     339,139
                                                         =============       =============      =============      =============

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold ......................................       1,583,290           1,437,061            220,388            189,540
    Issued to shareholders in reinvestment of
      distributions ..................................              --                  --             36,953             29,122
    Shares redeemed ..................................        (235,153)           (482,877)           (49,787)          (122,562)
                                                         -------------       -------------      -------------      -------------
    Net increase (decrease) in shares outstanding ....       1,348,137             954,184            207,554             96,100
                                                         -------------       -------------      -------------      -------------
  CLASS B SHARES
    Shares sold ......................................         568,165             845,667            112,606            119,456
    Issued to shareholders in reinvestment of
      distributions ..................................              --                  --                562                 56
    Shares redeemed ..................................        (142,635)           (323,851)           (46,038)          (125,194)
                                                         -------------       -------------      -------------      -------------
    Net increase (decrease) in shares outstanding ....         425,530             521,816             67,130             (5,682)
                                                         -------------       -------------      -------------      -------------

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  58 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                              CASH RESERVES FUND
                                                         ------------------------------------------------------------
                                                           SIX MONTHS
                                                         ENDED 04/30/04           YEAR ENDED             YEAR ENDED
                                                          (UNAUDITED)             10/31/2003             10/31/2002
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $         1.00         $         1.00         $         1.00
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.00*                  0.00*                  0.01
                                                         --------------         --------------         --------------
         Total from investment operations ............               --                     --                   0.01
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.00)*                (0.00)*                (0.01)
                                                         --------------         --------------         --------------
         Total distributions .........................               --                     --                  (0.01)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........               --                     --                     --
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $         1.00         $         1.00         $         1.00
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             0.27%(1)               0.75%                  1.57%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       11,469         $       14,236         $       16,487

Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor .......             0.88%(2)               0.87%                  0.99%

   After reimbursement of expenses by Advisor ........             0.55%(2)               0.55%                  0.55%

Ratios of net investment income to average net assets:
    After reimbursement of expenses by Advisor .......             0.54%(2)               0.75%                  1.46%

CLASS B
-------
Net Asset Value, Beginning of Period..................   $         1.00         $         1.00         $         1.00
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income...........................               --                   0.00*                  0.01
                                                         --------------         --------------         --------------
         Total from investment operations.............               --                     --                   0.01
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income........               --                  (0.00)*                (0.01)
                                                         --------------         --------------         --------------
         Total distributions..........................                                      --                  (0.01)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value............               --                     --                     --
                                                         --------------         --------------         --------------
Net Asset Value, End of Period........................   $         1.00         $         1.00         $         1.00
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             0.00%(1)               0.08%                  0.81%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)..................   $        9,206         $       12,071         $       17,636
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor........             1.63%(2)               1.62%                  1.74%
   After reimbursement of expenses by Advisor.........             1.09%(2)**             1.23%                  1.30%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor.........             0.00%(2)**             0.08%                  0.71%

                                                                              CASH RESERVES FUND
                                                         ------------------------------------------------------------
                                                           YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                           10/31/2001             10/31/2000             10/31/1999
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $         1.00         $         1.00         $         1.00
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.04                   0.06                   0.05
                                                         --------------         --------------         --------------

         Total from investment operations ............             0.04                   0.06                   0.05
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.04)                 (0.06)                 (0.05)
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.04)                 (0.06)                 (0.05)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........               --                     --                     --
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $         1.00         $         1.00         $         1.00
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             4.50%                  5.77%                  4.60%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       11,508         $        5,104         $        4,481

Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor .......             1.25%                  2.07%                  2.63%

   After reimbursement of expenses by Advisor ........             0.55%                  0.55%                  0.55%

Ratios of net investment income to average net assets:
    After reimbursement of expenses by Advisor .......             3.96%                  5.61%                  4.41%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $         1.00         $         1.00         $         1.00
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.04                   0.05                   0.04
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.04                   0.05                   0.04
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.04)                 (0.05)                 (0.04)
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.04)                 (0.05)                 (0.04)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........               --                     --                     --
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $         1.00         $         1.00         $         1.00
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             3.72%                  4.97%                  3.81%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $        9,571         $        2,865         $        3,501
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             2.00%                  2.82%                  3.38%
   After reimbursement of expenses by Advisor ........             1.30%                  1.30%                  1.30%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             3.21%                  4.86%                  3.92%

_______________________________________________________

     (1)  Not annualized
     (2)  Annualized
[dagger]  Total return without applicable sales charge
     (*)  Amounts represents less than $0.005 per share
    (**) During the period, the Investment Advisor agreed to waive certain distribution fee expenses specifically attributable to Class B shares. These amounts are in addition to those required by the Fund's contractual expense limitations. Had these amounts not been waived, the ratios of expense and net investment income, both after reimbursement, would have been 1.30% and 0.00%, respectively.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
      THROUGHOUT EACH PERIOD                                                59
--------------------------------------------------------------------------------

                                                                                   BOND FUND
                                                         ------------------------------------------------------------
                                                           SIX MONTHS
                                                         ENDED 04/30/04           YEAR ENDED             YEAR ENDED
                                                          (UNAUDITED)             10/31/2003             10/31/2002
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $        10.12         $        10.17         $        10.23
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.20                   0.40                   0.47
      Net realized and unrealized gain (loss) on
         investments .................................            (0.14)                 (0.05)                 (0.06)(c)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.06                   0.35                   0.41
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.20)                 (0.40)                 (0.47)
      Distributions from capital gains ...............               --                     --                     --
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.20)                 (0.40)                 (0.47)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (0.14)                 (0.05)                 (0.06)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $         9.98         $        10.12         $        10.17
                                                         ==============         ==============         ==============

Total Return[dagger] .................................             0.55%(1)               3.51%                  4.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       81,573         $       78,165         $       63,069

Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.07%(2)               1.10%                  1.17%
   After reimbursement of expenses by Advisor ........             0.90%(2)               0.90%                  0.90%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             3.92%(2)               3.94%                  4.62%
Portfolio Turnover ...................................               56%                    75%                    90%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $        10.12         $        10.18         $        10.24
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.16                   0.33                   0.39
      Net realized and unrealized gain (loss) on
         investments .................................            (0.14)                 (0.06)                 (0.05)(c)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.02                   0.27                   0.34
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.16)                 (0.33)                 (0.40)
      Distributions from capital gains ...............               --                     --                     --
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.16)                 (0.33)                 (0.40)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (0.14)                 (0.06)                 (0.06)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $         9.98         $        10.12         $        10.18
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             0.18%(1)               2.64%                  3.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       58,728         $       64,529         $       60,517
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.82%(2)               1.85%                  1.92%
   After reimbursement of expenses by Advisor ........             1.65%(2)               1.65%                  1.65%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             3.17%(2)               3.19%                  3.87%
Portfolio Turnover ...................................               56%                    75%                    90%

                                                                                   BOND FUND
                                                         ------------------------------------------------------------
                                                           YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                           10/31/2001             10/31/2000             10/31/1999
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $         9.57         $         9.74         $        10.14
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.55                   0.63                   0.51
      Net realized and unrealized gain (loss)on
         investments                                               0.67                  (0.17)                 (0.35)
                                                         --------------         --------------         --------------
         Total from investment operations ............             1.22                   0.46                   0.16
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.56)                 (0.63)                 (0.51)
      Distributions from capital gains ...............               --                     --                  (0.05)
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.56)                 (0.63)                 (0.56)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.66                  (0.17)                 (0.40)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        10.23         $         9.57         $         9.74
                                                         ==============         ==============         ==============
Total Return[dagger] .................................            13.07%                  4.89%                  1.60%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       28,813         $       13,279         $        7,991

Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.28%                  1.66%                  2.02%
   After reimbursement of expenses by Advisor ........             0.90%                  0.90%                  0.90%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             5.53%                  6.52%                  5.18%
Portfolio Turnover ...................................              109%                   366%                   725%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $         9.58         $         9.75         $        10.14
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.48                   0.55                   0.44
      Net realized and unrealized gain (loss) on
         investments .................................             0.66                  (0.17)                 (0.35)
                                                         --------------         --------------         --------------
         Total from investment operations ............             1.14                   0.38                   0.09
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.48)                 (0.55)                 (0.44)
      Distributions from capital gains ...............               --                     --                  (0.04)
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.48)                 (0.55)                 (0.48)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.66                  (0.17)                 (0.39)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        10.24         $         9.58         $         9.75
                                                         ==============         ==============         ==============
Total Return[dagger] .................................            12.23%                  4.10%                  0.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       31,119         $       10,982         $        7,508
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             2.03%                  2.41%                  2.77%
   After reimbursement of expenses by Advisor ........             1.65%                  1.65%                  1.65%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             4.78%                  5.77%                  4.58%
Portfolio Turnover ...................................              109%                   366%                   725%

_______________________________________________________

     (1)  Not annualized
     (2)  Annualized
[dagger]  Total return without applicable sales charge.
     (c) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  60 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                               HIGH INCOME FUND
                                                         ------------------------------------------------------------
                                                           SIX MONTHS
                                                         ENDED 04/30/04           YEAR ENDED             YEAR ENDED
                                                          (UNAUDITED)             10/31/2003             10/31/2002
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $         7.36         $         6.57         $         7.13
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.27                   0.54                   0.58
      Net realized and unrealized gain (loss) on
         investments .................................             0.03                   0.80                  (0.55)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.30                   1.34                   0.03
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.28)                 (0.55)                 (0.59)
      Distributions from capital gains ...............               --                     --                     --
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.28)                 (0.55)                 (0.59)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.02                   0.79                  (0.56)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................             7.38         $         7.36         $         6.57
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             4.15%(1)              21.09%                  0.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       38,931         $       33,024         $       18,055

Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.20%(2)               1.38%                  1.59%
   After reimbursement of expenses by Advisor ........             1.00%(2)               1.00%                  1.00%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             7.44%(2)               7.73%                  8.55%
Portfolio Turnover ...................................               29%                    58%                    47%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $         7.37         $         6.59         $         7.14
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.25                   0.49                   0.54
      Net realized and unrealized gain (loss) on
         investments .................................             0.04                   0.78                  (0.55)
                                                         --------------         --------------         --------------
         Total from investment operations.............             0.29                   1.27                  (0.01)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.26)                 (0.49)                 (0.54)
      Distributions from capital gains ...............               --                     --                     --
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.26)                 (0.49)                 (0.54)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.03                   0.78                  (0.55)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $         7.40         $         7.37         $         6.59
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             3.89%(1)              19.96%                 (0.27)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       23,702         $       21,992         $       15,561
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.95%(2)               2.13%                  2.34%
   After reimbursement of expenses by Advisor ........             1.75%(2)               1.75%                  1.75%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             6.69%(2)               6.98%                  7.80%
Portfolio Turnover ...................................               29%                    58%                    47%

                                                                               HIGH INCOME FUND
                                                         ------------------------------------------------------------
                                                           YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                           10/31/2001             10/31/2000             10/31/1999
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $         8.02         $         8.88         $         8.85
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.74                   0.81                   0.80
      Net realized and unrealized gain (loss) on
         investments .................................            (0.88)                 (0.86)                  0.06
                                                         --------------         --------------         --------------
         Total from investment operations ............            (0.14)                 (0.05)                  0.86
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.75)                 (0.81)                 (0.80)
      Distributions from capital gains ...............               --                     --                  (0.03)
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.75)                 (0.81)                 (0.83)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (0.89)                 (0.86)                  0.03
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $         7.13         $         8.02         $         8.88
                                                         ==============         ==============         ==============
Total Return[dagger] .................................            (1.94)%                (0.81)%                 9.69%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       10,939         $        8,394         $        7,879

Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.68%                  1.62%                  1.97%
   After reimbursement of expenses by Advisor ........             1.00%                  1.00%                  1.00%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             9.75%                  9.40%                  8.72%
Portfolio Turnover ...................................               38%                    41%                    48%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $         8.04         $         8.90         $         8.85
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.69                   0.75                   0.74
      Net realized and unrealized gain (loss) on
         investments .................................            (0.89)                 (0.86)                  0.06
                                                         --------------         --------------         --------------
         Total from investment operations ............            (0.20)                 (0.11)                  0.80
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.70)                 (0.75)                 (0.74)
      Distributions from capital gains ...............               --                     --                  (0.01)
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.70)                 (0.75)                 (0.75)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (0.90)                 (0.86)                  0.05
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $         7.14         $         8.04         $         8.90
                                                         ==============         ==============         ==============
Total Return[dagger] .................................            (2.77)%                (1.54)%                 9.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       15,063         $       12,271         $        9,399
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             2.43%                  2.37%                  2.72%
   After reimbursement of expenses by Advisor ........             1.75%                  1.75%                  1.75%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             9.00%                  8.65%                  8.13%
Portfolio Turnover ...................................               38%                    41%                    48%

_______________________________________________________

     (1)  Not annualized.
     (2)  Annualized.
[dagger]  Total return without applicable sales charge.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
      THROUGHOUT EACH PERIOD                                                61
--------------------------------------------------------------------------------

                                                                                 BALANCED FUND
                                                         ------------------------------------------------------------
                                                           SIX MONTHS
                                                         ENDED 04/30/04           YEAR ENDED             YEAR ENDED
                                                          (UNAUDITED)             10/31/2003             10/31/2002
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $        11.18         $        10.16         $        11.28
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.12                   0.25                   0.28
      Net realized and unrealized gain (loss) on
         investments .................................             0.34                   1.02                  (1.12)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.46                   1.27                  (0.84)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.12)                 (0.25)                 (0.28)
      Distributions from capital gains ...............               --                     --                  (0.00)*
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.12)                 (0.25)                 (0.28)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.34                   1.02                  (1.12)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.52         $        11.18         $        10.16
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             4.14%(1)              12.72%                 (7.59)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       91,925         $       83,606         $       70,389

Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.22%(2)               1.32%                  1.30%
   After reimbursement of expenses by Advisor ........             1.10%(2)               1.10%                  1.10%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             2.13%(2)               2.38%                  2.56%
Portfolio Turnover ...................................               26%                    35%                    48%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $        11.19         $        10.17         $        11.29
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.08                   0.17                   0.20
      Net realized and unrealized gain (loss) on
         investments .................................             0.34                   1.02                  (1.12)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.42                   1.19                  (0.92)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.08)                 (0.17)                 (0.20)
      Distributions from capital gains ...............               --                     --                  (0.00)*
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.08)                 (0.17)                 (0.20)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.34                   1.02                  (1.12)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.53         $        11.19         $        10.17
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             3.74%(1)              11.87%                 (8.27)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $      106,482         $      100,787         $       90,903
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.97%(2)               2.07%                  2.05%
   After reimbursement of expenses by Advisor ........             1.85%(2)               1.85%                  1.85%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             1.38%(2)               1.63%                  1.81%
Portfolio Turnover ...................................               26%                    35%                    48%

                                                                                 BALANCED FUND
                                                         ------------------------------------------------------------
                                                           YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                           10/31/2001             10/31/2000             10/31/1999
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $        12.65         $        12.05         $        10.68
                                                         --------------         --------------         --------------

   Income from Investment Operations:
      Net investment income ..........................             0.30                   0.34                   0.27
      Net realized and unrealized gain (loss) on
         investments .................................            (1.37)                  0.69                   1.38
                                                         --------------         --------------         --------------
         Total from investment operations ............            (1.07)                  1.03                   1.65
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.30)                 (0.35)                 (0.27)
      Distributions from capital gains ...............               --                  (0.08)                 (0.01)
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.30)                 (0.43)                 (0.28)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (1.37)                  0.60                   1.37
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.28         $        12.65         $        12.05
                                                         ==============         ==============         ==============
Total Return[dagger] .................................            (8.54)%                 8.67%                 15.58%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       61,836         $       27,088         $       15,297

Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.35%                  1.28%                  1.47%
   After reimbursement of expenses by Advisor ........             1.10%                  1.10%                  1.10%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             2.55%                  2.83%                  2.36%
Portfolio Turnover ...................................               57%                   187%                   349%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $        12.66         $        12.05         $        10.68
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.21                   0.25                   0.18
      Net realized and unrealized gain (loss) on
         investments .................................            (1.37)                  0.69                   1.38
                                                         --------------         --------------         --------------
         Total from investment operations ............            (1.16)                  0.94                   1.56
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.21)                 (0.25)                 (0.18)
      Distributions from capital gains ...............               --                  (0.08)                 (0.01)
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.21)                 (0.33)                 (0.19)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (1.37)                  0.61                   1.37
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.29         $        12.66         $        12.05
                                                         ==============         ==============         ==============
Total Return[dagger] .................................            (9.22)%                 7.93%                 14.72%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       92,054         $       63,669         $       31,263
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             2.10%                  2.03%                  2.22%
   After reimbursement of expenses by Advisor ........             1.85%                  1.85%                  1.85%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             1.80%                  2.08%                  1.62%
Portfolio Turnover ...................................               57%                   187%                   349%

_______________________________________________________

     (1)  Not annualized
     (2)  Annualized
[dagger]  Total return without applicable sales charge.
       *  Amount represents less than $0.005 per share.

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  62 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                            GROWTH AND INCOME FUND
                                                         ------------------------------------------------------------
                                                           SIX MONTHS
                                                         ENDED 04/30/04           YEAR ENDED             YEAR ENDED
                                                          (UNAUDITED)             10/31/2003             10/31/2002
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $        11.05         $         9.37         $        11.14
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.20                   0.12                   0.10(b)
      Net realized and unrealized gain (loss) on
         investments .................................             0.59                   1.64                  (1.82)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.79                   1.76                  (1.72)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.12)                 (0.08)                 (0.05)
      Distributions from capital gains ...............               --                     --                     --
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.12)                 (0.08)                 (0.05)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.67                   1.68                  (1.77)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.72         $        11.05         $         9.37
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             7.19%(1)              18.95%                (15.51)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       80,730         $       68,406         $       53,896

Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.19%(2)               1.35%                  1.30%
   After reimbursement of expenses by Advisor ........             1.00%(2)               1.00%                  1.00%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             1.35%(2)               1.29%                  0.91%
Portfolio Turnover ...................................                9%                    20%                    18%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $        10.87         $         9.24         $        11.02
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.04                   0.05                   0.02(b)
      Net realized and unrealized gain (loss) on
         investments .................................             0.70                   1.60                  (1.79)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.74                   1.65                  (1.77)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.05)                 (0.02)                 (0.01)
      Distributions from capital gains ...............               --                     --                     --
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.05)                 (0.02)                 (0.01)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.69                   1.63                  (1.78)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.56         $        10.87         $         9.24
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             6.82%(1)              17.93%                (16.09)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       84,874         $       79,765         $       72,329
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.95%(2)               2.10%                  2.05%
   After reimbursement of expenses by Advisor ........             1.75%(2)               1.75%                  1.75%
Ratios of net investment income (loss) to average net
   assets:
   After reimbursement of expenses by Advisor ........             0.60%(2)               0.54%                  0.16%
Portfolio Turnover ...................................                9%                    20%                    18%

                                                                            GROWTH AND INCOME FUND
                                                         ------------------------------------------------------------
                                                           YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                           10/31/2001             10/31/2000             10/31/1999
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $        14.06         $        13.21         $        10.88
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................             0.06                   0.07(b)                0.09
      Net realized and unrealized gain (loss) on
         investments .................................            (2.92)                  0.84                   2.33
                                                         --------------         --------------         --------------
         Total from investment operations ............            (2.86)                  0.91                   2.42
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......            (0.06)                 (0.04)                 (0.09)
      Distributions from capital gains ...............               --                  (0.02)                    --
                                                         --------------         --------------         --------------
         Total distributions .........................            (0.06)                 (0.06)                 (0.09)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (2.92)                  0.85                   2.33
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.14         $        14.06         $        13.21
                                                         ==============         ==============         ==============
Total Return[dagger] .................................           (20.42)%                 6.90%                 22.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       55,966         $       46,994         $       25,646

Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.29%                  1.07%                  1.25%
   After reimbursement of expenses by Advisor ........             1.00%                  1.00%                  1.00%
Ratios of net investment income to average net assets:
   After reimbursement of expenses by Advisor ........             0.60%                  0.54%                  0.60%
Portfolio Turnover ...................................               24%                    14%                    19%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $        13.96         $        13.18         $        10.88
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income ..........................            (0.02)                 (0.03)(b)              (0.01)
      Net realized and unrealized gain (loss) on
         investments .................................            (2.92)                  0.84                   2.33
                                                         --------------         --------------         --------------
         Total from investment operations ............            (2.94)                  0.81                   2.32
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......               --                  (0.01)                    --
      Distributions from capital gains ...............               --                  (0.02)                 (0.02)
                                                         --------------         --------------         --------------
         Total distributions .........................               --                  (0.03)                 (0.02)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (2.94)                  0.78                   2.30
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.02         $        13.96         $        13.18
                                                         ==============         ==============         ==============

Total Return[dagger] .................................           (21.06)%                 6.13%                 21.32%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       97,081         $      106,762         $       55,856
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             2.04%                  1.82%                  2.00%
   After reimbursement of expenses by Advisor ........             1.75%                  1.75%                  1.75%
Ratios of net investment income (loss) to average net
   assets:
   After reimbursement of expenses by Advisor ........            (0.15)%                (0.21)%                (0.15)%
Portfolio Turnover ...................................               24%                    14%                    19%

_______________________________________________________

     (1)  Not annualized
     (2)  Annualized
[dagger]  Total return without applicable sales charge.
     (b)  Calculated based on average shares outstanding.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
     THROUGHOUT EACH PERIOD                                                 63
--------------------------------------------------------------------------------

                                                                           CAPITAL APPRECIATION FUND
                                                         ------------------------------------------------------------
                                                           SIX MONTHS
                                                         ENDED 04/30/04           YEAR ENDED             YEAR ENDED
                                                           (UNAUDITED)            10/31/2003             10/31/2002
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $        11.88         $         9.63         $        12.81
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income (loss) ...................             0.05                   0.00*                 (0.02)(b)
      Net realized and unrealized gain (loss) on
         investments .................................             0.50                   2.25                  (3.11)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.55                   2.25                  (3.13)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......               --                     --                     --
      Distributions from capital gains ...............               --                     --                  (0.05)
                                                         --------------         --------------         --------------
         Total distributions .........................               --                     --                  (0.05)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.55                   2.25                  (3.18)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        12.43         $        11.88         $         9.63
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             4.63%(1)              23.36%                (24.54)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       81,324         $       71,733         $       55,865
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.47%(2)               1.64%                  1.58%
   After reimbursement of expenses by Advisor ........             1.20%(2)               1.20%                  1.20%
Ratios of net investment income (loss) to average net
   assets:
   After reimbursement of expenses by Advisor ........            (0.01)%(2)              0.05%                 (0.16)%
Portfolio Turnover ...................................               10%                    25%                    25%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $        11.40         $         9.31         $        12.48
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment loss ............................            (0.11)                 (0.08)                 (0.11)(b)
      Net realized and unrealized gain (loss) on
         investments .................................             0.61                   2.17                  (3.01)
                                                         --------------         --------------         --------------
         Total from investment operations ............             0.50                   2.09                  (3.12)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......               --                     --                     --
      Distributions from capital gains ...............               --                     --                  (0.05)
                                                         --------------         --------------         --------------
         Total distributions .........................               --                     --                  (0.05)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........             0.50                   2.09                  (3.17)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        11.90         $        11.40         $         9.31
                                                         ==============         ==============         ==============
Total Return[dagger] .................................             4.39%(1)              22.45%                (25.12)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       64,989         $       62,832         $       54,600
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             2.22%(2)               2.39%                  2.33%
   After reimbursement of expenses by Advisor ........             1.95%(2)               1.95%                  1.95%
Ratios of net investment loss to average net assets:
   After reimbursement of expenses by Advisor ........            (0.76)%(2)             (0.70)%                (0.91)%
Portfolio Turnover ...................................               10%                    25%                    25%

                                                                           CAPITAL APPRECIATION FUND
                                                         ------------------------------------------------------------
                                                           YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                           10/31/2001             10/31/2000             10/31/1999
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period .................   $        16.44         $        13.70         $        11.04
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income (loss) ...................            (0.04)(b)              (0.03)(b)               0.00*
      Net realized and unrealized gain (loss) on
         investments .................................            (3.59)                  2.78                   2.68
                                                         --------------         --------------         --------------
         Total from investment operations ............            (3.63)                  2.75                   2.68
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......               --                     --                     --
      Distributions from capital gains ...............               --                  (0.01)                 (0.02)
                                                         --------------         --------------         --------------
         Total distributions .........................               --                  (0.01)                 (0.02)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (3.63)                  2.74                   2.66
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        12.81         $        16.44         $        13.70
                                                         ==============         ==============         ==============
Total Return[dagger] .................................           (22.08)%                20.12%                 24.29%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       59,801         $       35,889         $       13,262
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             1.58%                  1.37%                  1.71%
   After reimbursement of expenses by Advisor ........             1.20%                  1.20%                  1.20%
Ratios of net investment income (loss) to average net
   assets:
   After reimbursement of expenses by Advisor ........            (0.30)%                (0.27)%                (0.05)%
Portfolio Turnover ...................................               30%                    18%                    68%

CLASS B
-------
Net Asset Value, Beginning of Period .................   $        16.13         $        13.54         $        10.98
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment loss ............................            (0.15)(b)              (0.15)(b)              (0.12)
      Net realized and unrealized gain (loss) on
         investments .................................            (3.50)                  2.75                   2.68
                                                         --------------         --------------         --------------
         Total from investment operations ............            (3.65)                  2.60                   2.56
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income .......               --                     --                     --
      Distributions from capital gains ...............               --                  (0.01)                    --
                                                         --------------         --------------         --------------
         Total distributions .........................               --                  (0.01)                    --
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ...........            (3.65)                  2.59                   2.56
                                                         --------------         --------------         --------------
Net Asset Value, End of Period .......................   $        12.48         $        16.13         $        13.54
                                                         ==============         ==============         ==============
Total Return[dagger] .................................           (22.63)%                19.25%                 23.32%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) .................   $       72,667         $       57,082         $       23,563
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .......             2.33%                  2.12%                  2.46%
   After reimbursement of expenses by Advisor ........             1.95%                  1.95%                  1.95%
Ratios of net investment loss to average net assets:
   After reimbursement of expenses by Advisor ........            (1.05)%                (1.02)%                (1.03)%
Portfolio Turnover ...................................               30%                    18%                    68%

_____________________________________________________

     (1)  Not annualized
     (2)  Annualized
[dagger]  Total return without applicable sales charge.
     (b)  Calculated based on average shares outstanding.
       *  Amount represents less than $0.005 per share.

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  64 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                            MID-CAP FUND
                                                                  ----------------------------------------------------------------
                                                                    SIX MONTHS
                                                                  ENDED 04/30/04       YEAR ENDED    YEAR ENDED       INCEPTION(a)
                                                                    (UNAUDITED)        10/31/2003    10/31/2002      TO 10/31/2001
                                                                  --------------       ----------    ----------      -------------
CLASS A
-------
NET ASSET VALUE, Beginning Period ..............................  $        11.12       $     8.64    $     9.48      $    10.00
                                                                  --------------       ----------    ----------      ----------
   Income from Investment Operations:
      Net investment income ....................................            0.03             0.01          0.02(b)         0.00(b)*
      Net realized and unrealized gain (loss) on investments ...            0.81             2.47         (0.85)          (0.52)
                                                                  --------------       ----------    ----------      ----------
         Total from investment operations ......................            0.84             2.48         (0.83)          (0.52)
                                                                  --------------       ----------    ----------      ----------
   Less Distributions:
      Distributions from net investment income .................              --               --         (0.01)             --
      Distributions from capital gains .........................              --               --         (0.00)*            --
                                                                  --------------       ----------    ----------      ----------
         Total distributions ...................................              --               --         (0.01)             --
                                                                  --------------       ----------    ----------      ----------
Net increase (decrease) in net asset value .....................            0.84             2.48         (0.84)          (0.52)
                                                                  --------------       ----------    ----------      ----------
NET ASSET VALUE, End of Period .................................  $        11.96       $    11.12    $     8.64      $     9.48
                                                                  ==============       ==========    ==========      ==========
Total Return[dagger] ...........................................            7.55%(1)        28.70%        (8.79)%         (5.20)%(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ...........................  $       37,224       $   31,591    $   22,650      $   15,345
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .................            1.67%(2)         1.92%         1.97%           2.29%(2)
   After reimbursement of expenses by Advisor ..................            1.40%(2)         1.40%         1.40%           1.40%(2)
Ratios of net investment income (loss) to average net assets:
   After reimbursement of expenses by Advisor ..................            0.15%(2)         0.17%         0.18%           0.03%(2)
Portfolio Turnover .............................................               7%              25%           31%             30%

CLASS B
-------
NET ASSET VALUE, Beginning Period ..............................  $        10.91       $     8.54    $     9.43      $    10.00
                                                                  --------------       ----------    ----------      ----------
   Income from Investment Operations:
      Net investment loss ......................................           (0.07)           (0.05)        (0.06)(b)       (0.05)(b)
      Net realized and unrealized gain (loss) on investments ...            0.83             2.42         (0.83)          (0.52)
                                                                  --------------       ----------    ----------      ----------
         Total from investment operations ......................            0.76             2.37         (0.89)          (0.57)
                                                                  --------------       ----------    ----------      ----------
   Less Distributions:
      Distributions from net investment income .................              --               --            --              --
      Distributions from capital gains .........................              --               --         (0.00)*            --
                                                                  --------------       ----------    ----------      ----------
         Total distributions ...................................              --               --            --              --
                                                                  --------------       ----------    ----------      ----------
Net increase (decrease) in net asset value .....................            0.76             2.37         (0.89)          (0.57)
                                                                  --------------       ----------    ----------      ----------
Net Asset Value, End of Period .................................  $        11.67       $    10.91    $     8.54      $     9.43
                                                                  ==============       ==========    ==========      ==========
Total Return[dagger] ...........................................            6.97%(1)        27.75%        (9.43)%         (5.70)%(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ...........................  $       19,220       $   16,721    $   11,765      $    6,192
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .................            2.43%(2)         2.67%         2.72%           3.04%(2)
   After reimbursement of expenses by Advisor ..................            2.15%(2)         2.15%         2.15%           2.15%(2)
Ratios of net investment loss to average net assets:
   After reimbursement of expenses by Advisor ..................           (0.60)%(2)       (0.58)%       (0.57)%         (0.72)%(2)
Portfolio Turnover .............................................               7%              25%           31%             30%

_____________________________________________________

     (1)  Not annualized
     (2)  Annualized
[dagger]  Total return without applicable sales charge.
     (a)  Fund commenced investment operations on February 28, 2001.
     (b)  Calculated based on average shares outstanding.
       *  Amount less than $0.005 per share.

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
     THROUGHOUT EACH PERIOD                                                 65
--------------------------------------------------------------------------------

                                                                                MULTI-CAP GROWTH FUND
                                                   ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                   ENDED 04/30/04       YEAR ENDED    YEAR ENDED      YEAR ENDED    INCEPTION(a)
                                                     (UNAUDITED)        10/31/2003    10/31/2002      10/31/2001    TO 10/31/2000
                                                   --------------       ----------    ----------      ----------    -------------
CLASS A
-------
Net Asset Value, Beginning of Period ...........   $         4.46       $     3.49    $     4.27      $     7.87    $    10.00
                                                   --------------       ----------    ----------      ----------    ----------
   Income from Investment Operations:
      Net investment loss ......................               --            (0.03)        (0.02)(b)       (0.02)        (0.02)(b)
Net realized and unrealized gain (loss)
   on investments ..............................             0.30             1.00         (0.76)          (3.58)        (2.11)
                                                   --------------       ----------    ----------      ----------    ----------
         Total from investment operations ......             0.30             0.97         (0.78)          (3.60)        (2.13)
                                                   --------------       ----------    ----------      ----------    ----------
Net increase (decrease) in net asset value .....             0.30             0.97         (0.78)          (3.60)        (2.13)
                                                   --------------       ----------    ----------      ----------    ----------
Net Asset Value, End of Period .................   $         4.76       $     4.46    $     3.49      $     4.27    $     7.87
                                                   ==============       ==========    ==========      ==========    ==========
Total Return[dagger] ...........................             6.73%(1)        27.79%       (18.27)%        (45.74)%      (21.30)%(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ...........   $       21,759       $   14,366    $    7,915      $   13,263    $   20,731
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .             1.68%(2)         2.40%         2.60%           2.36%         1.75%(2)
   After reimbursement of expenses by Advisor ..             1.20%(2)         1.20%         1.20%           1.20%         1.20%(2)
Ratios of net investment loss to average net
   assets:
   After reimbursement of expenses by Advisor ..            (0.65)%(2)       (0.42)%       (0.55)%         (0.46)%       (0.42)%(2)
Portfolio Turnover .............................               38%             123%          214%            230%          151%

CLASS B
-------
Net Asset Value, Beginning of Period ...........   $         4.34       $     3.42    $     4.22      $     7.83    $    10.00
                                                   --------------       ----------    ----------      ----------    ----------
   Income from Investment Operations:
      Net investment loss ......................            (0.05)           (0.02)        (0.05)(b)       (0.07)        (0.06)(b)
Net realized and unrealized gain (loss)
   on investments ..............................             0.33             0.94         (0.75)          (3.54)        (2.11)
                                                   --------------       ----------    ----------      ----------    ----------
         Total from investment operations ......             0.28             0.92         (0.80)          (3.61)        (2.17)
                                                   --------------       ----------    ----------      ----------    ----------
Net increase (decrease) in net asset value .....             0.28             0.92         (0.80)          (3.61)        (2.17)
                                                   --------------       ----------    ----------      ----------    ----------
Net Asset Value, End of Period .................   $         4.62       $     4.34    $     3.42      $     4.22    $     7.83
                                                   ==============       ==========    ==========      ==========    ==========
Total Return[dagger] ...........................             6.45%(1)        26.90%       (18.96)%        (46.10)%      (21.70)%(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ...........   $       12,533       $    9,935    $    6,050      $    6,902    $    8,666
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor .             2.43%(2)         3.15%         3.35%           3.11%         2.50%(2)
   After reimbursement of expenses by Advisor ..             1.95%(2)         1.95%         1.95%           1.95%         1.95%(2)
Ratios of net investment loss to average net
   assets:
   After reimbursement of expenses by Advisor ..            (1.40)%(2)       (1.17)%       (1.30)%         (1.21)%       (1.17)%(2)
Portfolio Turnover .............................               38%             123%          214%            230%          151%

_____________________________________________________

     (1)  Not annualized
     (2)  Annualized
[dagger]  Total return without applicable sales charge.
     (a)  Fund commenced investment operations on February 29, 2000.
     (b)  Calculated based on average shares outstanding.

            See accompanying Notes to Financial Statements.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  66 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           INTERNATIONAL STOCK FUND
                                                         ------------------------------------------------------------
                                                           SIX MONTHS
                                                         ENDED 04/30/04           YEAR ENDED             YEAR ENDED
                                                           (UNAUDITED)            10/31/2003             10/31/2002
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period ................    $         8.92         $         7.00         $         7.31
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income .........................              0.03                   0.10                   0.07(b)
      Net realized and unrealized gain (loss)
         on investments .............................              0.99                   1.88                  (0.38)
                                                         --------------         --------------         --------------
         Total from investment operations ...........              1.02                   1.98                  (0.31)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income ......             (0.10)                 (0.06)                    --
      Distributions from capital gains ..............                --                     --                     --
                                                         --------------         --------------         --------------
         Total distributions ........................             (0.10)                 (0.06)                    --
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ..........              0.92                   1.92                  (0.31)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period ......................    $         9.84         $         8.92         $         7.00
                                                         ==============         ==============         ==============
Total Return[dagger] ................................             11.41%(1)              28.46%                 (4.24)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ................    $       39,146         $       33,664         $       25,732
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor ......              1.87%(2)               2.11%                  2.29%
   After reimbursement of expenses by Advisor .......              1.60%(2)               1.60%                  1.60%
Ratios of net investment income to average net
   assets:
   After reimbursement of expenses by Advisor .......              0.63%(2)               1.30%                  0.69%
Portfolio Turnover ..................................                22%                    34%                    47%

CLASS B
-------
Net Asset Value, Beginning of Period ................    $         8.78         $         6.89         $         7.25
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income (loss) ..................              0.00*                  0.04                   0.02(b)
      Net realized and unrealized gain (loss)
         on investments .............................              0.96                   1.85                  (0.38)
                                                         --------------         --------------         --------------
         Total from investment operations ...........              0.96                   1.89                  (0.36)
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income ......             (0.01)                 (0.00)*                   --
      Distributions from capital gains ..............                --                     --                     --
                                                         --------------         --------------         --------------
         Total distributions ........................                --                     --                     --
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ..........              0.95                   1.89                  (0.36)
                                                         --------------         --------------         --------------
Net Asset Value, End of Period ......................    $         9.73         $         8.78         $         6.89
                                                         ==============         ==============         ==============
Total Return[dagger] ................................             10.92%(1)              27.44%                 (4.97)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ................    $        7,088         $        5,806         $        4,591
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor ......              2.61%(2)               2.86%                  3.04%
   After reimbursement of expenses by Advisor .......              2.35%(2)               2.35%                  2.35%
Ratios of net investment income (loss) to average net
   assets:
   After reimbursement of expenses by Advisor .......             (0.12)%(2)              0.55%                 (0.06)%
Portfolio Turnover ..................................                22%                    34%                    47%

                                                                           INTERNATIONAL STOCK FUND
                                                         ------------------------------------------------------------
                                                           YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                           10/31/2001             10/31/2000             10/31/1999
                                                         --------------         --------------         --------------
CLASS A
-------
Net Asset Value, Beginning of Period ................    $         9.55         $        11.45         $        10.34
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income .........................              0.04                   0.04(b)                0.14
      Net realized and unrealized gain (loss)
         on investments .............................             (2.21)                 (0.98)                  1.56
                                                         --------------         --------------         --------------
         Total from investment operations ...........             (2.17)                 (0.94)                  1.70
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income ......             (0.07)                 (0.14)                 (0.14)
      Distributions from capital gains ..............                --                  (0.82)                 (0.45)
                                                         --------------         --------------         --------------
         Total distributions ........................             (0.07)                 (0.96)                 (0.59)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ..........             (2.24)                 (1.90)                  1.11
                                                         --------------         --------------         --------------
Net Asset Value, End of Period ......................    $         7.31         $         9.55         $        11.45
                                                         ==============         ==============         ==============
Total Return[dagger] ................................            (22.88)%                (9.29)%                17.00%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ................    $       25,829         $       32,071         $       33,214
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor ......              2.14%                  2.06%                  2.18%
   After reimbursement of expenses by Advisor .......              1.60%                  1.60%                  1.60%
Ratios of net investment income to average net
   assets:
   After reimbursement of expenses by Advisor .......              0.45%                  0.43%                  1.30%
Portfolio Turnover ..................................                86%                   117%                    57%

CLASS B
-------
Net Asset Value, Beginning of Period ................    $         9.48         $        11.38         $        10.28
                                                         --------------         --------------         --------------
   Income from Investment Operations:
      Net investment income (loss) ..................             (0.02)                 (0.03)(b)               0.05
      Net realized and unrealized gain (loss)
         on investments .............................             (2.20)                 (0.98)                  1.56
                                                         --------------         --------------         --------------
         Total from investment operations ...........             (2.22)                 (1.01)                  1.61
                                                         --------------         --------------         --------------
   Less Distributions:
      Distributions from net investment income ......             (0.01)                 (0.07)                 (0.05)
      Distributions from capital gains ..............                --                  (0.82)                 (0.46)
                                                         --------------         --------------         --------------
         Total distributions ........................             (0.01)                 (0.89)                 (0.51)
                                                         --------------         --------------         --------------
Net increase (decrease) in net asset value ..........             (2.23)                 (1.90)                  1.10
                                                         --------------         --------------         --------------
Net Asset Value, End of Period ......................    $         7.25         $         9.48         $        11.38
                                                         ==============         ==============         ==============
Total Return[dagger] ................................            (23.48)%                (9.92)%                16.09%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ................    $        4,787         $        5,497         $        3,326
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor ......              2.89%                  2.81%                  2.93%
   After reimbursement of expenses by Advisor .......              2.35%                  2.35%                  2.35%
Ratios of net investment income (loss) to average
   net assets:
   After reimbursement of expenses by Advisor .......             (0.30)%                (0.32)%                 0.63%
Portfolio Turnover ..................................                86%                   117%                    57%

_____________________________________________________

     (1)  Not annualized
     (2)  Annualized
[dagger]  Total return without applicable sales charge.
     (b)  Calculated based on average shares outstanding.
       *  Amount represents less than $ (0.005) per share

                     See accompanying Notes to Financial Statements.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               67
--------------------------------------------------------------------------------

1. ORGANIZATION
MEMBERS Mutual Funds, a Delaware Business Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. As of the date of this report, the Trust offers nine Funds (individually, a "Fund," collectively, the "Funds") each with two classes of shares: Class A and Class B. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 as it relates to that class. The accompanying financial statements include the Cash Reserves Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund and International Stock Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows. Equity securities listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices (where only bid price and asked price is quoted, or the spread between bid and asked prices is substantial, quotations for a several-day period are used to establish value) and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to the market.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Securities Valuation Committee shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisors' opinion, reflect the current market value are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

Additionally, a Fund's investments will be valued at fair value if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated. Significant events include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Security Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  68            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

Federal Income Taxes: It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

    (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The High Income, Mid-Cap, Multi-Cap Growth and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: The High Income, Multi-Cap Growth and International Stock Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the Fund's Investment Advisor anticipates that the foreign currency will appreciate or depreciate in value. When entering into forward currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the Funds' net assets, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. The Funds realize a gain or a loss at the time the forward currency exchange contracts are closed out or are offset by a matching contract. Realized and unrealized gains and losses are included in the Statements of Operations. At the period ended April 30, 2004, only the High Income Fund had open forward currency exchange contracts, which are presented in the Fund's Portfolio of Investments.

The instruments involve market risk, credit risk, or both, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

[LOGO OF MEMBERS]  -------------------------------------------------------------
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

--------------------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)          69
--------------------------------------------------------------------------------

Futures Contracts: The Funds (other than Cash Reserves) may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions only for bona fide hedging purposes. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the period ended April 30, 2004, the Bond Fund, the High Income Fund, and the Balanced Fund entered into such transactions, the market values of which are identified in the Fund's Portfolio of Investments.

Reclassification Adjustments: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all Funds.

Redemption Fees: The Bond, Balanced, Growth and Income, Capital Appreciation and Multi-Cap Growth Funds will deduct a fee of 2% from redemption proceeds on shares held 5 days or less. The High Income, Mid-Cap and International Stock Funds will deduct a fee of 2% from redemption proceeds on shares held 30 days or less. The redemption fee is treated as additional paid-in capital.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has entered into an Investment Advisory Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Advisor"). For its investment advisory services to the Funds, the Investment Advisor is entitled to receive a fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets: 0.40% for the Cash Reserves Fund; 0.50% for the Bond Fund; 0.55% for the High Income Fund; 0.65% for the Balanced Fund; 0.55% for the Growth and Income Fund; 0.75% for the Capital Appreciation Fund; 0.95% for the Mid-Cap Fund, 0.75% for the Multi-Cap Growth Fund and 1.05% for the International Stock Fund. The Investment Advisor has entered into Subadvisor agreements for the management of the investments of the High Income Fund, the Mid-Cap Fund, the Multi-Cap Growth Fund, and the International Stock Fund. The Investment Advisor is solely responsible for the payment of all fees to the Subadvisors. The Subadvisors for these Funds are Massachusetts Financial Services Company for the High Income Fund, Wellington Management Company, LLP for a portion of the Mid-Cap Fund and the entire Multi-Cap Growth Fund, and Lazard Asset Management for the International Stock Fund.

The Investment Advisor contractually agrees to waive a portion of its fees and to reimburse the Funds for certain expenses so that total expenses will not exceed certain expense limitations. The Investment Advisor has agreed to waive fees and/or reimburse expenses with respect to the Funds in order that total expenses will not exceed the following amounts:

FUND                       CLASS A     CLASS B
----                       -------     -------
Cash Reserves Fund          0.55%       1.30%
Bond Fund                   0.90%       1.65%
High Income Fund            1.00%       1.75%
Balanced Fund               1.10%       1.85%
Growth and Income Fund      1.00%       1.75%
Capital Appreciation Fund   1.20%       1.95%
Mid-Cap Fund                1.40%       2.15%
Multi-Cap Growth Fund       1.20%       1.95%
International Stock Fund    1.60%       2.35%

For the period ended April 30, 2004, the Investment Advisor reimbursed expenses of $48,495 for the Cash Reserves Fund, $118,316 for the Bond Fund, $59,140 for the High Income Fund, $118,593 for the Balanced Fund, $157,229 for the Growth and Income Fund, $191,128 for the Capital Appreciation Fund, $75,468 for the Mid-Cap Fund, $74,979 for the Multi-Cap Growth Fund and $59,237 for the International Stock Fund.

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

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  70            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

Any reimbursements or fee reductions made by the Investment Advisor to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its expense cap. Such payments must be made within three years, measured on a fiscal year basis, from when the reimbursement or fee reduction occurred.

                          RECOVERY EXPIRING   RECOVERY EXPIRING   RECOVERY EXPIRING
FUND                       OCTOBER 31, 2004    OCTOBER 31, 2005    OCTOBER 31, 2006
----                      -----------------   -----------------   -----------------
Cash Reserves Fund             $ 90,801             $114,473           $100,514
Bond Fund                       140,301              234,662            284,227
High Income Fund                160,158              174,043            168,808
Balanced Fund                   298,079              348,289            363,962
Growth and Income Fund          454,597              473,218            460,975
Capital Appreciation Fund       430,721              533,959            520,392
Mid-Cap Fund                     94,077              189,165            205,353
Multi-Cap Growth Fund           278,988              247,687            204,794
International Stock Fund        187,608              223,636            166,715

Through April 30, 2004, none of the Funds has made repayments to the Investment Advisor under the agreement.

CUNA Brokerage Services, Inc. ("CUNA Brokerage") serves as distributor of the Funds. The Trust adopted Distribution Plans (the "Plans") with respect to Trust's Class A and B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Trust will pay service fees for Class A and Class B share at an aggregate annual rate of 0.25% of each Fund's daily net assets attributable to the respective class of shares for all Funds except the Cash Reserves Fund. The Trust will also pay distribution fees for Class B shares at an aggregate annual rate of 0.75% of each Fund's daily net assets attributable to Class B. The distribution fees are used to reimburse CUNA Brokerage for its distribution expenses with respect to Class B only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of Fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate selling brokers and others for providing personal and account maintenance services to shareholders.

The distributor may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the distributor waived a portion of 12b-1 fees on the Cash Reserves Fund Class B Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2004, the waivers totaled $11,143 and are reflected as fees waived by the distributor in the accompanying Statement of Operations.

In addition to distribution fees, CUNA Brokerage received sales charges paid by the purchasers or redeemers of the Funds' shares. For the period ended April 30, 2004, sales charges received by CUNA Brokerage were as follows:

                                AMOUNT   PAID
                                -------------
FUND                         CLASS A      CLASS B
----                         -------      -------
Cash Reserves Fund          $ 27,517     $ 38,658
Bond Fund                    198,307      118,285
High Income Fund              98,956       26,900
Balanced Fund                441,532      139,860
Growth and Income Fund       341,923       95,920
Capital Appreciation Fund    249,953       87,446
Mid-Cap Fund                 124,416       19,807
Multi-Cap Growth Fund        175,828       15,365
International Stock Fund      52,161        7,496

Certain officers and trustees of the Funds are also officers of the Investment Advisor. The Funds do not compensate their officers or affiliated trustees. The Trust paid each unaffiliated trustee $1,500 per regular meeting attended.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)          71
--------------------------------------------------------------------------------

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS
With respect to the Cash Reserves Fund and the Bond Fund, dividends from net investment income are declared daily and net realized gains from investment transactions, if any, are distributed to shareholders annually. The High Income Fund and Balanced Fund declare dividends from net investment income monthly and net realized gains from investment transactions, if any, are distributed to shareholders annually. The Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund and the International Stock Fund declare dividends from net investment income annually and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS
For the period ended April 30, 2004, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                   U.S. GOVERNMENT                OTHER INVESTMENT
                                     SECURITIES                      SECURITIES
                             --------------------------     ---------------------------
FUND                          PURCHASES        SALES         PURCHASES         SALES
----                          ---------        -----         ---------         -----
Bond Fund                    $67,198,868    $62,811,189     $13,693,089     $15,022,558
High Income Fund                      --             --      21,077,640      15,922,116
Balanced Fund                 41,293,617     32,162,053      15,157,906      16,419,759
Growth and Income Fund                --             --      25,286,443      14,030,091
Capital Appreciation Fund             --             --      20,638,219      13,255,870
Mid-Cap Fund                          --             --       7,637,358       3,630,071
Multi-Cap Fund                        --             --      19,462,317      11,112,669
International Stock Fund              --             --      12,325,632       9,518,924

6. FOREIGN SECURITIES
Each Fund may invest in foreign securities, although only the High Income Fund, Multi-Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities. The International Stock Fund, High Income Fund and Multi-Cap Growth Fund may invest 100%, 50% and 25%, respectively, of their assets in foreign securities. No Fund will concentrate its investments in a particular foreign country.

Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar securities"). Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  72            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

7. SECURITIES LENDING
The Funds, excluding the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At April 30, 2004 cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally non-cash collateral was also received. The value of all collateral is included within the Portfolio of Investments with an offsetting liability on the Statements of Assets and Liabilities.

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at April 30, 2004 is as follows:

FUND                           VALUE OF SECURITIES ON LOAN
----                           ---------------------------
Bond Fund                              $31,401,393
High Income Fund                        10,748,856
Balanced Fund                           15,822,148
Capital Appreciation Fund                   29,626
Mid-Cap Fund                             1,540,561
Multi-Cap Fund                             830,228

8. TAX INFORMATION
For federal income taxes purposes, the Funds listed below have capital loss carryovers as of October 31, 2003, which are available to offset future capital gains, if any:

                                                  CARRYOVER EXPIRING IN:
                                                  ----------------------
FUND                         2006        2007        2008        2009           2010          2011
----                         ----        ----        ----        ----           ----          ----
Bond Fund                   $    --   $     --   $  194,273   $        --   $   230,858   $        --
High Income Fund             66,186    328,128      237,390     2,053,681     2,445,850       614,259
Balanced Fund                    --         --           --            --     5,493,333     6,760,762
Growth and Income Fund           --         --    1,214,946     2,865,513    11,738,982     9,713,003
Capital Appreciation Fund        --         --           --            --    19,056,782    13,979,170
Mid-Cap Fund                     --         --           --            --     1,801,181       814,114
Multi-Cap Growth Fund            --         --    6,238,457    10,391,144     5,728,147            --
International Stock Fund         --         --    1,887,109     3,985,467     4,881,331     1,505,342

The Bond Fund and Multi-Cap Growth Fund utilized $166,270 and $204,710 of prior capital loss carryovers during the year ended October 31, 2003.

At April 30, 2004, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                        APPRECIATION    DEPRECIATION        NET
----                        ------------    ------------        ---
Bond Fund                    $ 1,932,261     $ 1,635,641    $  296,620
High Income Fund               2,971,896       1,732,179     1,239,717
Balanced Fund                 16,882,112       9,556,849     7,325,263
Growth and Income Fund        16,985,993      13,661,886     3,324,107
Capital Appreciation Fund     21,926,846      13,274,502     8,652,344
Mid-Cap Fund                  10,376,962       1,640,228     8,736,734
Multi-Cap Fund                 5,013,690       1,026,593     3,987,097
International Stock Fund      10,098,773       1,156,795     8,941,978

The differences between cost amounts for book purposes and tax purposes are primarily due to deferred losses.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)          73
--------------------------------------------------------------------------------

9. FINANCIAL INSTRUMENTS
Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts and changes in the value of foreign currency relative to the U.S. dollar. The High Income Fund, Multi-Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

10. CONCENTRATION OF RISK
The High Income Fund invests in securities offering high current income, which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Each Fund currently offers two classes of shares, Class A and Class B. At April 30, 2004, investments in the Funds by affiliates were as follows:

                                        CUNA MUTUAL     CUNA MUTUAL       CUMIS           CUNA
                                       LIFE INSURANCE    INSURANCE      INSURANCE       BROKERAGE
FUND                         CLASS        COMPANY         SOCIETY      SOCIETY, INC.  SERVICES, INC.
----                         -----     --------------   -----------    -------------  --------------
Cash Reserves                  A        $ 1,854,501     $1,853,265      $        --     $       --
Bond Fund                      A          2,079,927      2,078,541               --             --
High Income Fund               A          6,360,291             --               --             --
Balanced Fund                  A         11,867,858             --        5,166,088      1,285,016
Growth and Income Fund         A          2,066,369      2,404,865        3,313,271             --
Capital Appreciation Fund      A         12,012,800      1,651,391               --             --
Mid-Cap Fund                   A         11,967,548             --               --             --
International Stock Fund       A          3,482,968      5,803,786       20,734,565             --

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                  MUTUAL FUNDS

--------------------------------------------------------------------------------
  74                        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
Proxy Voting Policies and Procedures: A description of the policies and procedures used by MEMBERS Mutual Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' Website at www.membersfunds.com or by calling 1-800-877-6089.

Proxy Voting Record: MEMBERS Mutual Funds will make a filing with the Securities and Exchange Commission (SEC) on Form N-PX, containing the proxy voting records for the twelve-month period ended June 30, by no later than August 31 of each year. The voting record will be available to shareholders at no cost on the Funds' Website at www.membersfunds.com and on the SEC's Website at www.sec.gov. The first reporting period ends June 30, 2004; consequently, the voting records will be posted on or near August 31, 2004.

[LOGO OF MEMBERS]  -------------------------------------------------------------
  MUTUAL FUNDS                                  SEMIANNUAL REPORT APRIL 30, 2004

--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS                         75
--------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                  POSITION(S)                                                           PORTFOLIOS        OTHER
     NAME, ADDRESS AND             HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION                OVERSEEN        OUTSIDE
       YEAR OF BIRTH               THE FUND        SERVICE(1)        DURING PAST FIVE YEARS              IN FUND         DIRECTOR-
                                                                                                         COMPLEX         SHIPS(5)
----------------------------------------------------------------------------------------------------------------------------------
Michael S. Daubs, CFA(2)(3)       Trustee          1997 -       CUNA Mutual Insurance Society              19              ____
5910 Mineral Point Road           (Chairman)       Present      Chief Officer - Investments,
Madison, WI 53705                                               1990 - Present
Year of Birth: 1943
                                                                MEMBERS Capital Advisors, Inc.
                                                                President,
                                                                1982 - Present

                                                                CUNA Mutual Life Insurance Company
                                                                Chief Officer - Investments,
                                                                1973 - Present
----------------------------------------------------------------------------------------------------------------------------------
Lawrence R. Halverson, CFA(2)(4)  Trustee,         1997 -       MEMBERS Capital Advisors, Inc.             19              ____
5910 Mineral Point Road           President        Present      Senior Vice President - Equities
Madison, WI 53705                 and Principal                 1996 - Present
Year of Birth: 1945               Executive
                                  Officer                       CUNA Brokerage Services, Inc.
                                                                President,
                                                                1996 - 1998
----------------------------------------------------------------------------------------------------------------------------------
Mary E. Hoffmann, CPA(2)          Treasurer        1998 -       MEMBERS Capital Advisors, Inc.             19              ____
5910 Mineral Point Road                            Present      Assistant Vice President - Product
Madison, WI 53705                                               Operations and Finance,
Year of Birth: 1970                                             2001 - Present

                                                                Product Operations and Finance
                                                                Manager,
                                                                1998 - 2001

                                                                CUNA Mutual Insurance Society
                                                                Investment Accounting Supervisor,
                                                                1996 - 1998
----------------------------------------------------------------------------------------------------------------------------------
Holly S. Baggot(2)                Secretary        1999 -       MEMBERS Capital Advisors, Inc.             19              ____
5910 Mineral Point Road           and              Present      Senior Manager - Product and Fund
Madison, WI 53705                 Assistant                     Operations, 2001 - Present
Year of Birth: 1960               Treasurer
                                                                Operations & Administration Manager
                                                                1998 - 2001
----------------------------------------------------------------------------------------------------------------------------------
Dan Owens(2)                      Assistant        2000 -       MEMBERS Capital Advisors, Inc.             19              ____
5910 Mineral Point Road           Treasurer        Present      Senior Manager - Portfolio Operations,
Madison, WI 53705                                               2001 - Present
Year of Birth: 1966
                                                                Investment Operations Manager,
                                                                1999 - 2001

                                                                AmerUS Capital Management
                                                                Manager, Investment Accounting -
                                                                Reporting, 1998 - 1999

                                                                AmerUs Life Holdings, Inc.
                                                                Senior Investment Accountant,
                                                                1994 - 1998
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------  [LOGO OF MEMBERS]
SEMIANNUAL REPORT APRIL 30, 2004                                   MUTUAL FUNDS

--------------------------------------------------------------------------------
  76                      TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                  POSITION(S)                                                           PORTFOLIOS     OTHER
     NAME, ADDRESS AND             HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION                OVERSEEN     OUTSIDE
       YEAR OF BIRTH               THE FUND        SERVICE(1)        DURING PAST FIVE YEARS              IN FUND      DIRECTOR-
                                                                                                         COMPLEX      SHIPS(5)
-------------------------------------------------------------------------------------------------------------------------------
Rolf F. Bjelland, CLU             Trustee          2003 -       Fairview Medical Foundation                19         Regis
2000 Heritage Way                                  Present      Director, 2003 - Present                              Corp.,
Waverly, IA 50677                                                                                                     Director,
Year of Birth: 1938                                             A.L.S. Society                                        1982 -
                                                                Director, 2002 - Present                              Present

                                                                Viking Counsel Boy Scouts of America
                                                                Director, 1967 - Present

                                                                Lutheran Brotherhood Mutual Funds
                                                                Chairman and President
                                                                Lutheran Brotherhood
                                                                Chief Investment Officer
                                                                (now Thrivent Financial)
                                                                1983 - 2002
----------------------------------------------------------------------------------------------------------------------------------
Gwendolyn M. Boeke               Trustee        1997 -          Wartburg Theological Seminary              19            ____
2000 Heritage Way                               Present         Development Association,
Waverly, IA 50677                                               Development Associate,
Year of Birth: 1934                                             1997 - Present

                                                                Evangelical Lutheran Church in America
                                                                Foundation
                                                                Regional Director, 1990 - Present
                                                                Wartburg College
                                                                Director, 1986 - 2001
----------------------------------------------------------------------------------------------------------------------------------
Alfred L. Disrud                 Trustee        1997 -          Planned Giving Services                    19            ____
2000 Heritage Way                               Present         Owner, 1986 - Present
Waverly, IA 50677
Year of Birth: 1921
----------------------------------------------------------------------------------------------------------------------------------
Thomas C. Watt                   Trustee        1997 -          Vision Development Services, Inc.          19         Wells Fargo
2000 Heritage Way                               Present         Consultant,                                           Bank,
Waverly, IA 50677                                               1997 - Present                                        Community
Year of Birth: 1936                                                                                                   Director,
                                                                MidAmerica Energy Company                             1985 -
                                                                Manager, Business Initiatives,                        Present
                                                                1987 - 1999

----------------------------------------------------------------------------------------------------------------------------------

(1) The board of trustees and officers of the Fund do not currently have term limitations.

(2)  "Interested person" as defined in the 1940 Act.

(3) Mr. Daubs is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(4) Mr. Halverson is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(5)  Include only directorships with companies that:

        (a) have a class of securities registered with the SEC under the Securities Exchange Act, section 12; or
        (b) are subject to the requirements of section 15(d) of the Securities Exchange Act; or
        (c)  are registered as an investment advisor.

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                                [LOGO OF MEMBERS]
                                  MUTUAL FUNDS

                             MEMBERS(R) Mutual Funds
                              Post Office Box 8390
                              Boston, MA 02266-8390
                                1 (800) 877-6089
                              www.membersfunds.com
                                 Distributed by:

                          CUNA Brokerage Services, Inc.
                       Office of Supervisory Jurisdiction
                                2000 Heritage Way
                             Waverly, IA 50677-9202
                                Member NASD/SIPC

Distributed by CUNA Brokerage Services, Inc. (CBSI), 2000 Heritage Way, Waverly, Iowa 50677, toll-free 1 (866) 512-6109. NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, Post Office Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, call 1 (800) 877-6089. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

4460-P1053(0604)                                           (C)CUNA Mutual Group

                                                              ------------------
                                                              Presorted Standard
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                 Permit # 1051
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ITEM 2.  CODE OF ETHICS.

(a)  Not required in this semi-annual report filed on Form N-CSR.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)  Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 6.  SCHEDULE OF INVESTMENTS.

A copy of the Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
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ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The President and Treasurer of the Trust have concluded that the Trust's Disclosure Controls and Procedures (as defined in
               Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

          (b) There have been no changes in the Trust's internal controls over financial reporting that occurred during the Trust's last fiscal half-year that have materially affected, or are reasonably likely to affect, the Trust's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a)  Not applicable.

          (b)  Certifications of the President and Treasurer of the Trust.

                                        5